UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Charles M. Weber
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders.

Annual Report - Baird Funds

December 31, 2008

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Funds
1-866-442-2473
www.bairdfunds.com

February 28, 2009

Dear Shareholder,

We appreciate the trust you have placed in us to help you achieve your financial goals.  We are pleased to report that, despite a very difficult year, the aggregate net assets of the eight mutual funds in our family have grown to more than $1.9 billion as of the end of 2008, an increase of 19% over the prior year.

In this Annual Report we review the bond market in 2008 and the performance and composition of each of the Baird Bond Funds.  Though the year was extremely challenging, we believe that patience will eventually be rewarded for bond investors as unprecedented volatility and market dislocation begin to subside.  Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2008 Bond Market Overview

2008 – A Year to Remember (or Forget)
2008 was a year that will be remembered for a long time by investors, but also a year that many would prefer to forget.  The “uptick” in volatility in 2007 was merely a preview of the tumultuous chaos that became daily life for investors in 2008 as monumental deleveraging led to unprecedented volatility (see market volatility charts below) and illiquidity that shook the very foundations of the financial markets and eventually stalled the engines of the world economies.  Shock waves emanating from Wall Street swiftly spread to Main Street leaving virtually no one unscathed.

Bond Market Volatility – MOVE Index	CBOE S&P 500 Volatility Index (VIX)

Source: Bloomberg, Merrill Lynch	Source: Bloomberg/CBOE

Deleveraging and Concerns of Deflation
Deleveraging proved to be most painful for the highly-leveraged, and corporate obituaries of 2008 included several household names that were unable to raise the precious liquidity needed to survive (e.g. Bear Stearns, Lehman Brothers, Countrywide, Washington Mutual, National City).  Deleveraging also rendered tremendous destruction of wealth in 2008 (e.g. S&P 500 -37%; S&P/Case-Shiller Home Price Index -18% thru 10/31/08) which severely damaged consumer sentiment, raising concerns that reduced consumer spending could trigger general deflation (while year-over-year CPI was still positive 0.1% through December, forecasts looking forward are slightly negative).

Unprecedented Policy Response
To counter the powerful forces of deleveraging, the U.S. Government pulled out all the stops in efforts to stabilize the markets and the economy: bailouts of FNMA and FHLMC, money market guarantees, purchases of commercial paper, TAF, TSLF, PDCF, TARP, TARF, bridge loans to the Big 3 automakers and reducing the Fed Funds rate to a range of 0-0.25%.  Essentially, the Government leveraged its balance sheet to facilitate a more orderly deleveraging of everything else. While the jury is still out on whether these unprecedented efforts will ultimately succeed, one key measure suggests the medicine is beginning to work.  The TED Spread (3 mo. LIBOR minus 3 mo. T-bill yield), a

TED Spread

Source: Bloomberg

2008 Bond Market Overview

common measure of confidence in the banking system, retreated sharply to 1.34% at year end after spiking to  4.63% at the peak of the financial crisis in mid-October (see chart on prior page).  Confidence in the banking system is key to the orderly functioning of the financial markets, and while not back to “normal” levels, improvement in the TED Spread is very encouraging.  Possibly the most effective move on the Fed’s part to improve market liquidity was to reduce its target for the Fed Funds rate to 0-0.25% in mid-December.  This move pushed money market rates painfully close to zero and effectively flushed money out of money market funds and into other sectors of the bond market as investors began looking for more attractive opportunities for their cash (see positive excess returns of non-Treasury sectors in December on next page).

Flight to Quality, Disparity in Returns
As confidence in the financial markets unraveled over the course of 2008, a full-fledged flight to quality developed and U.S. Treasury yields plunged nearly 300 bps to all-time lows near the end of the year (see chart and table below).  Treasuries were

Treasury Yields (Source: Bloomberg)

	Dec 31,	Sep 30,	Dec 31,	Q4	2008
Maturity	2007	2008	2008	Change	Change
1	3.30%	1.79%	0.34%	-1.45	-2.96
2	3.05%	1.96%	0.76%	-1.20	-2.29
3	3.03%	2.28%	0.97%	-1.31	-2.06
5	3.44%	2.98%	1.55%	-1.43	-1.89
10	4.02%	3.82%	2.21%	-1.61	-1.81
30	4.45%	4.31%	2.68%	-1.63	-1.77

the primary beneficiary of the flight to quality and posted impressive returns of 8.75% for the fourth quarter and 13.74% for the year (see table below).  Government Agencies (Q4: +6.10%, 2008: + 9.08%) and Agency-guaranteed MBS (Q4: +4.34%, 2008: +8.34%) were secondary beneficiaries of the flight to quality as investors became confident that the U.S. Government would stand firm behind the debt of FNMA and FHLMC.  All other sectors produced negative returns in 2008 as shattered confidence, forced selling and severe illiquidity led to broad price declines.  Despite a sharp rebound in December (+7.68%), the High Yield sector was decimated in the fourth quarter (-17.9%) and suffered one of its worst years ever (-26.16%).  Forced sales of Asset-Backed Securities (ABS) weighed on this sector throughout the year (2008: -12.72%), while downgrades and rising concern about consumer finance receivables also depressed prices in December (-0.59%).  Forced liquidations of leveraged municipal strategies overwhelmed tepid demand resulting in negative returns (2008: -2.47%) for a sector that usually correlates more closely with Treasuries.  TIPS rebounded in December (+4.96%) but had a weak fourth quarter (-3.48%) and year (-2.35%) as investors feared deflation over inflation. Annual and fourth quarter returns of various sectors and indices appear in the table below.

2008 Bond Market Overview

Total Returns of Selected Barclays Capital (BC) Indices and Subsectors

Index/Sector	Q4 2008	Year 2008
BC Aggregate Index	4.58%	5.24%
BC Gov’t/Credit Index	6.42%	5.70%
BC Int. Gov’t/Credit Index	4.84%	5.08%
BC 1-3 yr. Gov’t/Credit Index	2.68%	4.97%
US Treasury Sector	8.75%	13.74%
Gov’t Agency Sector	6.10%	9.08%
Corporate Sector	3.98%	-4.94%
MBS Sector	4.34%	8.34%
ABS Sector	-6.82%	-12.72%
Municipal Sector	0.74%	-2.47%
TIPS	-3.48%	-2.35%
High Yield Sector	-17.88%	-26.16%

Price Dislocation
Deleveraging caused dramatic widening in yield spreads of most non-Treasury sectors and as liquidity all but vanished late in the year with investors struggling to reduce exposure to risk, price dislocations developed in several sectors.  The chart below shows option-adjusted yield spreads (versus similar duration Treasuries) at the end of the second, third and fourth quarters and “excess” returns (versus Treasuries) for the last three months and the entire year of 2008.  Yields spreads on Asset-Backed Securities widened sharply throughout the year to 955 bps resulting in 2223 bps of underperformance relative to Treasuries.  Spreads in the Finance sector, which came under intense pressure in September, doubled in the second half of the year (from 315 bps to 629 bps) leading to underperformance of 2209 bps versus Treasuries for the year.

OAS and Excess Returns (in bps)
	Option Adjusted Spreads			Excess Returns vs U.S. Treasuries
	6/30/08	9/30/08	12/31/08	October	November	December	2008
U.S. Aggregate Index	129	176	213	-252	-163	136	-710

U.S. Agency
(non-mortgage) Sector	67	115	93	-123	-9	179	-110

Mortgage and ABS Sectors
Mortgage-Backed Securities	127	135	145	-152	-68	33	-232
Asset-Backed Securities	353	584	955	-665	-316	-190	-2223
CMBS	288	480	1010	-1020	-2259	1514	-3274

Credit Sectors
U.S. Investment Grade	238	385	493	-580	-183	276	-1786
Industrial	226	325	500	-884	-218	337	-1756
Utility	232	335	537	-992	-157	126	-2039
Financial Institutions	315	613	629	-243	-131	349	-2209
U.S. High Yield	708	1020	1669	-1650	-1362	568	-3832

Source: Barclays Capital

2008 Bond Market Overview

Industrials and Utilities fell hard in October and finished the year with excess returns of -1756 bps and -2039 bps, respectively, while the entire investment grade credit sector underperformed Treasuries by 1786 bps.  Commercial Mortgage Backed Securities (CMBS) and High Yield got crushed in October and November and finished 2008 with excess returns of -3274 bps and -3832 bps, respectively.  Benefiting from government guarantees, Government Agencies and Agency Mortgage-Backed Securities (ABS) saw only modest widening of spreads in 2008 and underperformed Treasuries by just 110 bps and 232 bps respectively.  While the positive excess returns of several sectors in December were encouraging, the underperformance of most non-Treasury sectors in 2008 was unprecedented.

Summary
The powerful forces of deleveraging brought the bond market to its knees in 2008.  Weakness centered in the financial sector swiftly spread to all corners of the economy and market liquidity all but vanished.  Asset prices tumbled and inflation concerns gave way to new worries of deflation.  Investor confidence was shattered as several stalwart institutions collapsed and a monumental flight to quality brought Treasury yields to all-time lows while forced liquidations in other areas of the market left huge disparities in sector returns.  Pricing services and rating agencies struggled to reflect the changes that were occurring and mark-to-market accounting put additional stress on already dysfunctional and dislocated markets.

Outlook
We believe patience will be rewarded for unleveraged investors in 2009 as severely dislocated prices of bonds in several sectors do not reflect sound credit fundamentals and “quality is on sale”.  We believe that deleveraging presents a significant headwind to the economy and the stock market but see great value in investment grade bonds after the price declines of last year.  While market and credit risks cannot be ignored, we see exceptional value in well-structured non-Agency MBS and ABS with fixed-rate collateral and believe well-diversified investment grade corporate exposure will excel as liquidity improves.  We think Treasuries are poised to underperform in 2009 given increases in supply that are coming and remain cautious of risks in high yield bonds.

A Note on Securities Prices
The unprecedented financial market volatility and lack of liquidity in certain sectors of the bond markets may cause the prices of some of the securities held by the Funds to fluctuate significantly from day to day and from period to period.  Nearly all of the securities held by the Funds are priced by Interactive Data Corporation (IDC), an independent pricing service, using evaluation methodologies that integrate information from various market sources, such as observed market data, credit quality information, perceived market movements, news and other relevant information into analytical pricing models to derive market prices for bonds on a daily basis.  Although many other mutual fund companies and institutions use IDC to price their securities, the pricing of certain securities – particularly under current conditions – is subject to some extent to the price evaluator’s judgment and IDC’s prices may vary significantly on any given day from prices obtained from other sources and from prices that may be obtained from an actual sale of securities.  In addition, certain securities held by the Funds are priced at fair value by the Valuation Committee as delegated by the Funds’ Board of Directors.

Baird Intermediate Bond Fund

December 31, 2008

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate Government/Credit Bond Index.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

Extreme volatility in the financial markets led to severely dislocated prices of bonds in several sectors that we believe do not reflect sound credit fundamentals.  The Fund underperformed its benchmark index in 2008.  The primary factors for the underperformance were:

•	The Fund’s underweight to U.S. Treasuries which outperformed all other market sectors due to a flight to quality by investors;

•	Exposure to non-Agency mortgage-backed and asset-backed securities; and

•	The Fund’s overweighting to the finance sector relative to the benchmark.

The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of over 270 securities at year end.

The Fund ended 2008 with a yield advantage versus its benchmark index.  Despite the unprecedented market volatility, we are confident of the integrity of the issues we hold and the structure of the Fund overall.  We feel very strongly that the Fund will realize its sizeable yield advantage over time and outperform its benchmark through the completion of this historic and severe credit cycle.

Portfolio Characteristics

Quality Distribution*		Sector Weightings*

Net Assets:	$405,932,700	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	6.18%	Investor Class:	0.55%	***
Investor Class:	5.99%	Portfolio Turnover Rate:	32.9%
Average Effective Duration:	3.82 years	Total Number of Holdings:	276
Average Effective Maturity:	4.74 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2008.
***	Includes 0.25% 12b-1 fee.

Baird Intermediate Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Intermediate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2008	One Year	Five Years	Inception(1)
Institutional Class Shares	-0.91%	3.11%	5.18%
Investor Class Shares	-1.31%	2.82%	4.91%
Barclays Capital Intermediate Government/Credit Bond Index(2)	5.08%	4.21%	5.79%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2008.
(2)
The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and 10 years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1%

Asset Backed Securities – 3.3%
$925,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	1.235%, 02/15/2013	$848,518
184,464	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-1, Class A6,
	6.51%, 08/25/2027	183,814
1,144,305	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	1,039,898
70	Contimortgage Home
	Equity Trust,
	Series 1999-1, Class A7,
	6.97%, 12/25/2013	69
	Countrywide Asset-Backed
	Certificates:
2,215,000	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	950,475
2,024,513	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	1,990,175
4,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	3,756,080
375,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	272,963
1,380,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	803,458
	Delta Funding Home
	Equity Loan Trust:
77,421	Series 1997-2, Class A6,
	7.04%, 06/25/2027	77,495
49,386	Series 1999-1, Class A6F,
	6.34%, 12/15/2028	47,342
538,268	Series 1999-2, Class A7F,
	7.03%, 08/15/2030	537,459
175,000	Discover Card
	Master Trust I,
	Series 2005-2, Class A,
	1.23%, 04/17/2012	167,594
31,479	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	24,814
	GMAC Mortgage
	Corporation Loan Trust:
490,447	Series 2004-GH1,
	Class A2, 4.39%,
	12/25/2025	476,383
238,615	Series 2005-HE3,
	Class A2, 1.12%,
	02/25/2036	101,922
	Green Tree Financial
	Corporation:
61,657	Series 1993-4, Class A5,
	7.05%, 01/15/2019	53,355
933,992	Series 1998-2, Class A5,
	6.24%, 12/01/2028	708,160
1,216,032	Series 1998-3, Class A5,
	6.22%, 03/01/2030	883,919
453,908	Series 1998-4, Class A5,
	6.18%, 04/01/2030	290,983
65,966	IMC Home Equity
	Loan Trust,
	Series 1998-1, Class A6,
	7.02%, 06/20/2029	58,671
194,957	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	129,626

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Asset Backed Securities – 3.3% (cont.)
$21,280	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7,
	Class AI6, 5.34%,
	08/25/2033	$19,931
163,503	Structured Asset
	Securities Corporation,
	Series 2005-2XS,
	Class 1A2A, 4.51%,
	02/25/2035	143,483
		13,566,587
Financial – 18.4%
875,000	Allfirst Financial, Inc.
	Subordinated Notes,
	6.875%, 06/01/2009	890,245
	American General Finance
	Corporation Notes:
25,000	4.625%, 09/01/2010	12,665
550,000	4.00%, 03/15/2011	266,729
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	556,881
1,335,000	Anthem, Inc.,
	6.80%, 08/01/2012	1,319,646
525,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	537,669
760,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	833,600
1,450,000	Bank of Tokyo-
	Mitsubishi UFJ NY,
	7.40%, 06/15/2011 f	1,403,790
	Bank One Corporation
	Subordinated Notes:
180,000	6.00%, 02/17/2009	180,009
1,043,000	10.00%, 08/15/2010	1,099,070
125,000	Bank United
	Subordinated Notes,
	8.00%, 03/15/2009 @	13
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Acquired 01/04/2006 –
	11/06/2007, Aggregate
	Cost $2,781,965)*	2,210,296
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 03/02/2009)	2,063,025
1,000,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,039,178
1,000,000	BOI Capital
	Funding No. 2,
	5.571%, 02/01/2049
	(Acquired 01/20/2006;
	Cost $1,000,000)
	(Callable 02/01/2016)* f	219,807
520,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	365,068
	CIT Group, Inc.:
200,000	5.40%, 01/30/2016	139,258
1,500,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	463,190
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	973,684
1,000,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	976,425

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Financial – 18.4% (cont.)
$1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 11/29/2005
	and 10/10/2007;
	Cost $268,040
	and $1,546,382)*	$1,445,523
275,000	Corp Andina De
	Fomento Notes,
	7.375%, 01/18/2011 f	276,995
1,900,000	Countrywide
	Financial Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	1,804,065
1,000,000	Export Import
	Bank Korea,
	5.125%, 02/14/2011	965,610
416,065	First National
	Bank of Chicago
	Pass-Thru Certificates,
	Series 1993-A,
	8.08%, 01/05/2018	541,655
2,600,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	2,619,679
2,025,000	First Union
	Capital I, Series A,
	7.935%, 01/15/2027
	(Callable 03/27/2009)	1,680,659
775,000	FMR LLC Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003;
	Cost $776,147)*	712,588
2,300,000	GE Global Insurance
	Holding Corp.,
	7.50%, 06/15/2010	2,282,870
800,000	General Electric Capital
	Corporation Notes,
	6.00%, 06/15/2012	820,838
2,000,000	Genworth Financial, Inc.,
	4.75%, 06/15/2009	1,964,938
1,100,000	Genworth Financial Inc.
	Notes, 5.75%, 06/15/2014	422,490
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	02/02/2005, 04/26/2006
	and 12/04/2006;
	Cost $794,280, $146,738,
	$287,643 and $720,432,
	respectively)*	799,476
	GMAC LLC:
1,025,000	7.75%, 01/19/2010	914,181
80,000	7.50%, 12/31/2013
	(Acquired 12/31/2008,
	Cost $344,425)* #	58,365
200,000	6.75%, 12/01/2014	136,729
96,000	8.00%, 12/31/2018
	(Acquired 12/31/2008,
	Cost $413,311)* #	50,336
1,125,000	Goldman Sachs
	Group, Inc.,
	5.15%, 01/15/2014	1,013,208
1,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006
	and 11/08/2007;
	Cost $1,000,000
	and $792,736)*	983,729

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Financial – 18.4% (cont.)
	HSBC Finance
	Corporation Notes:
$2,000,000	8.00%, 07/15/2010	$2,033,262
25,000	5.00%, 06/30/2015	22,191
2,000,000	Huntington National
	Bank Notes,
	8.00%, 04/01/2010	1,833,640
500,000	Invesco Ltd.,
	5.375%, 02/27/2013 f	444,095
	Istar Financial, Inc.:
2,300,000	4.875%, Series B,
	01/15/2009	2,087,250
1,050,000	5.95%, 10/15/2013	330,750
500,000	J.P. Morgan
	Chase & Company
	Subordinated Notes,
	6.625%, 03/15/2012	512,199
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	1,716,804
	Korea Development
	Bank Notes: f
1,275,000	3.875%, 03/02/2009	1,268,559
350,000	4.625%, 09/16/2010	339,629
846,000	Lehman Brothers
	Holdings, Inc. Notes,
	8.50%, 08/01/2015 @	80,370
1,735,000	Lehman Brothers
	Holdings Senior Notes,
	8.80%, 03/01/2015 @	164,825
546,000	Liberty Mutual Group,
	7.25%, 09/01/2012
	(Acquired 08/03/2004,
	Cost $583,994)*	477,750
	Marsh & McLennan
	Companies, Inc.:
1,000,000	7.125%, 06/15/2009	997,341
700,000	5.375%, 07/15/2014	621,025
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $500,000)*	255,000
	Merrill Lynch & Co, Inc.:
1,000,000	5.70%, 05/02/2017	885,956
1,000,000	6.875%, 04/25/2018	1,046,026
375,000	Met Life Global
	Funding Senior Notes,
	4.50%, 05/05/2010
	(Acquired 08/04/2005 and
	03/22/2007; Cost $123,925
	and $248,188)*	359,749
1,075,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	1,063,069
	Morgan Stanley Senior
	Unsecured Notes:
1,000,000	5.625%, 01/09/2012	948,307
1,400,000	6.625%, 04/01/2018	1,228,206
25,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	19,047
1,530,000	National Australia Bank Ltd.
	Subordinated Notes, Series A,
	8.60%, 05/19/2010 f	1,560,949
350,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	369,867
2,725,000	National City
	Bank of Cleveland,
	4.50%, 03/15/2010	2,623,695
534,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	514,436

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Financial – 18.4% (cont.)
$2,300,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	$1,463,205
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 03/27/2009)	1,042,331
1,000,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 03/27/2009)	459,690
1,319,000	PNC Funding
	Corporation,
	7.50%, 11/01/2009	1,317,131
1,500,000	Premium Asset Senior
	Notes, 4.125%, 03/12/2009
	(Acquired 12/20/2006 and
	05/10/2007; Cost $993,963
	and $497,795)*	181,875
75,000	Protective Life
	Corporation Senior Notes,
	4.30%, 06/01/2013	61,145
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,418,063
800,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	832,539
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	650,143
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,315,686
200,000	5.375%, 05/15/2014	134,975
1,000,000	Sovereign Bank, Inc.,
	8.75%, 05/30/2018	987,935
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,000,251
1,046,000	Toll Road Inv.
	Partnership II,
	0.00%, 02/15/2011
	(Acquired 09/28/2004;
	Cost $946,449)* ^	935,812
1,320,000	Transamerica Finance
	Corporation Debentures,
	0.00%, 03/01/2010 ^	1,154,215
850,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	830,788
500,000	Washington Mutual Bank
	Subordinated Notes,
	6.875%, 06/15/2011	50
	Westdeutsche Landesbank
	Subordinated Notes:
246,000	6.05%, 01/15/2009	246,308
1,495,000	4.796%, 07/15/2015	1,686,933
		74,567,254
Industrial – 16.8%
450,000	Alcan, Inc., Notes,
	5.00%, 06/01/2015 f	333,212
2,000,000	American Standard Inc.,
	8.25%, 06/01/2009	2,012,138
	Ameritech Capital
	Funding Debentures:
1,158,879	9.10%, 06/01/2016	1,224,826
1,008,000	6.45%, 01/15/2018	996,898
2,250,000	British Sky
	Broadcasting Group,
	8.20%, 07/15/2009 f	2,287,222
2,000,000	British
	Telecommunications PLC,
	5.95%, 01/15/2018 f	1,739,934

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Industrial – 16.8% (cont.)
	Bunge Ltd. Finance
	Corporation Notes:
$800,000	5.35%, 04/15/2014	$573,932
1,085,000	5.10%, 07/15/2015	789,259
1,650,000	CBS Corporation,
	7.70%, 07/30/2010	1,612,847
1,250,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	143,750
	Comcast Cable Holdings,
550,000	7.875%, 08/01/2013	565,519
125,000	Comcast Cable
	Communication Holdings,
	8.375%, 03/15/2013	129,316
525,000	Comcast Corporation,
	6.50%, 01/15/2017	518,550
50,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	53,103
1,062,000	Computer Sciences
	Corporation Notes,
	6.25%, 03/15/2009	1,058,504
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,225,939
750,000	COX Communications
	Inc. Notes,
	7.875%, 08/15/2009	737,242
	CSX Corporation:
1,700,000	5.75%, 03/15/2013	1,597,356
450,000	6.25%, 04/01/2015	441,725
1,250,000	Deutsche Telekom
	International Finance BV,
	8.50%, 06/15/2010 f	1,287,593
	Donnelley (R.R.)
	& Sons Co.:
1,500,000	3.75%, 04/01/2009	1,471,599
875,000	6.125%, 01/15/2017	622,557
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	630,000
2,225,000	Fiserv, Inc.,
	6.125%, 11/20/2012	2,090,465
623,000	Ford Capital BV
	Debentures,
	9.50%, 06/01/2010	271,005
300,000	Ford Motor Company
	Debentures,
	9.215%, 09/15/2021	69,000
1,260,000	GTE Corporation,
	6.84%, 04/15/2018	1,276,201
675,000	Halliburton Company Notes,
	5.50%, 10/15/2010	689,432
1,325,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	450,521
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	226,360
1,195,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001,
	01/26/2005, and
	10/19/2006; Cost
	$497,765, $350,953, and
	$383,154, respectively)*	1,274,844
420,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003 and
	03/13/2008; Cost $399,088
	and $20,744)*	400,151

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Industrial – 16.8% (cont.)
$2,000,000	Humana Inc.,
	7.20%, 06/15/2018	$1,608,376
975,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 11/19/2003
	and 02/08/2005;
	Cost $749,228
	and $237,149)* f	932,468
1,000,000	Ingersoll-Rand
	Company Debentures,
	6.391%, 11/15/2027 f	1,006,247
1,850,000	International Paper
	Company Notes,
	4.25%, 01/15/2009	1,849,362
1,100,000	Johnson Controls Inc.
	Senior Notes,
	5.50%, 01/15/2016	852,431
1,000,000	Kraft Foods, Inc.,
	6.125%, 08/23/2018	985,874
675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	647,681
550,000	Lafarge S.A. Notes,
	6.50%, 07/15/2016 f	371,098
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	288,435
400,000	Marathon Global
	Funding Corp,
	6.00%, 07/01/2012	404,376
1,550,000	Masco Corporation,
	6.125%, 10/03/2016	1,063,844
650,000	Nabors Industrials, Inc.,
	6.15%, 02/15/2018
	(Acquired 02/14/2008;
	Cost $649,480)*	559,223
650,000	New York Telephone
	Company Debentures,
	8.625%, 11/15/2010	675,867
2,307,000	Nextel Communications
	Senior Notes,
	6.875%, 10/31/2013	980,475
700,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731)* f	598,955
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/28/2005 and
	12/14/2007; Cost $612,344
	and $321,181)* f	814,547
1,850,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010	1,947,125
1,770,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,445,663
	Qwest Capital
	Funding, Inc.:
350,000	7.00%, 08/03/2009	343,000
100,000	7.25%, 02/15/2011	84,000
1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	879,814
1,800,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	1,319,708
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	352,500
1,100,000	Sunoco, Inc. Senior
	Unsecured Notes,
	5.75%, 01/15/2017	914,180
	TCI Communications,
	Inc. Debentures:
583,000	8.75%, 08/01/2015	620,579

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Industrial – 16.8% (cont.)
	Telecom Italia Capital: f
$1,360,000	4.95%, 09/30/2014	$1,035,300
650,000	5.25%, 10/01/2015	494,812
906,000	Tele-Communications,
	Inc. Debentures,
	9.80%, 02/01/2012	955,110
1,650,000	Telefonica
	Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,647,136
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	913,553
250,000	Time Warner
	Companies, Inc.,
	6.875%, 06/15/2018	223,222
1,747,000	Time Warner Companies
	Inc. Debentures,
	9.125%, 01/15/2013	1,731,287
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,501,110
500,000	Tyco Electronics
	Group S. A.,
	6.55%, 10/01/2017
	(Acquired 09/26/2007;
	Cost $504,926)* f	420,201
	Tyco International
	Finance: f
1,525,000	6.375%, 10/15/2011	1,498,990
650,000	6.00%, 11/15/2013	609,905
	United AirLines, Inc.
	Pass-Thru Certificates:
207,039	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	85,403
188,541	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	175,343
245,275	Series 2000-2, Class C,
	7.762%, 12/31/2049	206,644
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,414,200
250,000	Verizon Communications
	Senior Unsecured Notes,
	5.55%, 02/15/2016	244,254
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018	1,564,806
	Waste Management, Inc.:
2,510,000	6.875%, 05/15/2009	2,498,346
25,000	5.00%, 03/15/2014	21,451
500,000	Willamette Industries,
	Inc. Notes,
	6.60%, 06/05/2012	421,592
		68,009,493
Mortgage Backed Securities – 18.4%
	Bank of America
	Alternative Loan Trust:
442,579	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	423,217
1,280,243	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	1,191,116
1,470,321	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	1,396,346
827,056	Series 2006-2, Class 7A1,
	6.00%, 03/25/2021	693,492
1,292,339	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	936,945
1,252,258	Series 2006-4, Class 3CB4,
	6.00%, 05/25/2046	855,086
941,584	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	884,366

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Mortgage Backed Securities – 18.4% (cont.)
	Citicorp Mortgage
	Securities, Inc.:
$1,369,050	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	$1,292,261
1,246,317	Series 2004-4, Class A5,
	5.50%, 06/25/2034	1,148,953
	Countrywide Alternative
	Loan Trust:
359,863	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	323,024
1,301,983	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	1,095,080
1,374,576	Series 2005-85CB, Class
	3A1, 5.25%, 02/25/2021
	(Acquired 09/26/2007,
	10/11/2007 and 06/19/2008;
	Cost $273,511, $42,626
	and $957,934)*	1,234,182
2,202,610	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	1,497,087
50,000	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	39,028
175,675	Series 2005-11CB,
	Class 2A1, 5.50%,
	06/25/2035	143,342
1,515,520	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	1,333,092
1,340,478	Countrywide Home
	Loans, Inc.,
	Series 2003-18, Class A3,
	5.25%, 07/25/2033	1,231,190
126,312	Credit Suisse First Boston
	Mortgage Securities Corp.,
	Series 2005-3, Class 3A27,
	5.50%, 07/25/2035	101,255
	Federal Gold
	Loan Mortgage
	Corporation (FGLMC)
	Pass-Thru Certificates:
1,319,023	6.00%, 06/01/2021	1,367,856
49,146	6.00%, 07/01/2028	50,983
	Federal Home
	Loan Mortgage
	Corporation (FHLMC):
1,259,494	Series 3033, Class LU,
	5.50%, 03/15/2013	1,294,696
1,364,124	Series 2695, Class UA,
	5.50%, 09/15/2014	1,407,805
7,907,888	Series R014, Class AL,
	5.50%, 10/15/2014	8,015,224
545,700	Series R001, Class AE,
	4.375%, 04/15/2015	551,470
1,929,468	Series R003, Class VA,
	5.50%, 08/15/2016	2,009,864
2,189,810	Series 3122, Class VA,
	6.00%, 01/15/2017	2,271,177
1,714,239	Series R010, Class VA,
	5.50%, 04/15/2017	1,785,807
4,089,752	Series R009, Class AJ,
	5.75%, 12/15/2018	4,176,181
41,540	Series 1395, Class G,
	6.00%, 10/15/2022	41,490
462,742	Series 2970, Class DA,
	5.50%, 01/15/2023	472,359
	Federal National Mortgage
	Association (FNMA):
955,138	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	977,866

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Mortgage Backed Securities – 18.4% (cont.)
$975,598	Series 2003-24, Class PC,
	5.00%, 11/25/2015	$988,272
1,773,427	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	1,812,256
50,000	Series 2003-35, Class TD,
	5.00%, 12/25/2016	50,667
148,980	Series 1991-137, Class H,
	7.00%, 10/25/2021	159,403
134,276	Series 1992-136, Class PK,
	6.00%, 08/25/2022	139,781
72,379	Series 1993-32, Class H,
	6.00%, 03/25/2023	74,373
6,500,000	Series 2002-85, Class PD,
	5.50%, 05/25/2031	6,632,129
2,457,185	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	2,284,120
4,050,000	Series 2004-W10, Class A24,
	5.00%, 08/25/2034	3,993,016
	GMAC Mortgage
	Corporation Loan Trust:
154,933	Series 2003-J1, Class A2,
	5.25%, 03/25/2018	157,421
1,418,314	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	1,332,141
389,314	Government National
	Mortgage Association
	(GNMA),
	Series 1999-4, Class ZB,
	6.00%, 02/20/2029	401,390
	J.P. Morgan Alternative
	Loan Trust:
3,363,682	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	2,622,623
1,299,269	Series 2006-A1, Class 2A1,
	5.80%, 03/25/2036	650,997
2,691,777	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	2,151,578
746,443	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021 @	542,104
	Master Alternative
	Loans Trust:
2,105,726	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	1,845,143
468,934	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019	410,903
268,825	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	233,110
346,724	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	320,202
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,157,163	Series 2004-CB1,
	Class 5A, 5.00%,
	06/25/2019	2,105,930
3,057,898	Series 2004-CB3,
	Class 3A, 5.50%,
	10/25/2019	2,995,786
1,166,356	Series 2004-CB3,
	Class 4A, 6.00%,
	10/25/2019	1,000,151
745,649	Series 2004-CB4,
	Class 21A, 5.50%,
	12/25/2019	677,829
955,675	Series 2004-CB4,
	Class 22A, 6.00%,
	12/25/2019	880,054
		74,703,219

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Taxable Municipal Bonds – 0.5%
$1,595,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	$1,152,292
708,752	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	688,829
		1,841,121
Utilities – 5.6%
2,415,000	Baltimore Gas
	& Electic Co.,
	6.125%, 07/01/2013	2,234,493
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,577,800
50,000	Commonwealth Edison,
	5.95%, 08/15/2016	46,660
	Dominion Resources Inc.:
450,000	6.25%, 06/30/2012	451,427
1,000,000	5.15%, 07/15/2015	929,110
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	535,670
600,000	Exelon Corporation
	Senior Notes,
	6.75%, 05/01/2011	585,580
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	1,862,500
315,054	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $327,791)*	294,575
300,000	Korea Electric Power
	Corporation,
	6.75%, 08/01/2027 f	224,716
1,400,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,219,896
25,000	National Rural Utilities,
	4.375%, 10/01/2010	24,818
100,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	91,509
400,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	376,435
1,800,000	ONEOK Partners
	LP Notes,
	5.90%, 04/01/2012	1,742,377
1,700,000	PPL Energy Supply, LLC
	Bonds, Series A,
	5.70%, 10/15/2015	1,400,866
388,000	PPL Energy Supply, LLC
	Senior Notes,
	6.40%, 11/01/2011	381,631
900,000	Progress Energy, Inc.
	Senior Notes,
	6.85%, 04/15/2012	902,557
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	164,958
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	274,684
425,000	5.00%, 04/01/2014	381,331
806,208	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	952,518
1,500,000	Rockies Express
	Pipeline LLC,
	5.10%, 08/20/2009
	(Acquired 09/17/2007;
	Cost $1,498,364)*	1,500,744
1,400,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,227,957

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Utilities – 5.6% (cont.)
$1,340,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	$1,307,697
	Vectren Utility Holdings:
900,000	6.625%, 12/01/2011	901,754
525,000	5.250%, 08/01/2013	501,437
600,000	Williams Companies, Inc.
	Notes, 8.125%, 03/15/2012	552,750
251,896	Yosemite Securities Trust I,
	8.25%, 11/15/2004
	(Acquired 04/26/2001;
	Cost $251,896) f @	630
		22,649,080
U.S. Government Agency Issues – 16.2%
	Federal National Mortgage
	Association (FNMA):
17,950,000	6.00%, 05/15/2011	19,839,830
43,500,000	3.625%, 02/12/2013	46,036,876
		65,876,706
U.S. Treasury Obligations – 17.9%
47,075,000	U.S. Treasury Bonds,
	9.125%, 05/15/2018	72,800,734
	Total Long-Term
	Investments
	(Cost $422,868,516)	394,014,194

Shares

SHORT-TERM INVESTMENTS – 2.8%

Money Market Fund – 2.8%
11,392,906	Short-Term Investment
	Company Liquid Assets
	Portfolio - AIM Fund	11,392,906
	Total Short-Term
	Investments
	(Cost $11,392,906)	11,392,906

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 34.7%

Certificates of Deposit – 6.3%
$5,704,752	Abbey National Treasury
	Service, Series YCD1,
	1.09%, 02/20/09	5,704,296
5,704,752	Barclays Bank,
	3.3615%, 03/16/09	5,700,245
	Natixis Bank of New York,
	Series YCD1:
4,026,884	0.89%, 02/18/09	4,026,642
3,355,737	0.89%, 06/30/09	3,361,240
5,033,606	Royal Bank of
	Scotland Group PLC,
	2.9944%, 05/06/09	5,033,506
1,677,868	Societe Generale of
	New York, Series YCD1,
	2.0625%, 02/20/09	1,677,767
		25,503,696
Commercial Paper – 0.8%
3,381,314	Atlantic East
	Funding, LLC,
	3.0588%, 03/25/09 #	3,381,314
		3,381,314

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 34.7% (cont.)

Corporate Bonds and Notes – 3.4%
	Allstate Life GL:
$3,691,310	3.0575%, 03/20/09	$3,667,059
1,677,868	1.775%, 07/21/09	1,646,308
3,355,737	Svenska Handelsbanken,
	4.410%, 08/06/09	3,354,024
5,033,606	Wachovia Bank NA,
	3.0013%, 05/01/09	4,978,184
		13,645,575
Government Agencies – 2.3%
9,396,063	Federal Home Loan Banks,
	0.645%, 03/02/09	9,390,707
		9,390,707

Shares

Investment Companies – 21.9%
86,621,880	Mount Vernon Securities
	Lending Trust -
	Prime Portfolio	86,621,880
2,263,281	Reserve Primary Fund #	2,263,281
		88,885,161
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $140,806,453)	140,806,453
	Total Investments
	(Cost $575,067,875) –
	134.6%	546,213,553
	Other Liabilities in Excess
	of Assets - (34.6)%	(140,280,853)
	TOTAL NET
	ASSETS - 100.0%	$405,932,700

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in Default

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted SFAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 - Quoted prices	$98,014,786
Level 2 - Other significant observable inputs	445,826,785
Level 3 - Significant unobservable inputs	2,371,982
Total	$546,213,553

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments, at Value
Balance as of 12/31/07	$4,002,071
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3*	(1,630,089)
Balance as of 12/31/08	$2,371,982

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Aggregate Bond Fund

December 31, 2008

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Aggregate Bond Index.  The Barclays Capital Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Extreme volatility in the financial markets led to severely dislocated prices of bonds in several sectors that we believe do not reflect sound credit fundamentals.  The Fund underperformed its benchmark index in 2008.  The primary factors for the underperformance were:

•	The Fund’s underweight to U.S. Treasuries which outperformed all other market sectors due to a flight to quality by investors;

•	Exposure to non-Agency mortgage-backed and asset-backed securities; and

•	The Fund’s overweighting to the finance sector relative to the benchmark.

The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of over 390 securities at year end.

The Fund ended 2008 with a yield advantage versus its benchmark index.  Despite the unprecedented market volatility, we are confident of the integrity of the issues we hold and the structure of the Fund overall.  We feel very strongly that the Fund will realize its sizeable yield advantage over time and outperform its benchmark through the completion of this historic and severe credit cycle.

Portfolio Characteristics

Quality Distribution*		Sector Weightings*

Net Assets:	$871,870,881	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	6.16%	Investor Class:	0.55%	***
Investor Class:	5.92%	Portfolio Turnover Rate:	21.91%
Average Effective Duration:	3.71 years	Total Number of Holdings:	392
Average Effective Maturity:	5.80 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2008.
***	Includes 0.25% 12b-1 fee.

Baird Aggregate Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Aggregate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2008	One Year	Five Years	Inception(1)
Institutional Class Shares	-2.36%	3.21%	5.53%
Investor Class Shares	-2.63%	2.99%	5.29%
Barclays Capital Aggregate Bond Index(2)	5.24%	4.65%	6.08%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2008.
(2)
The Barclays Capital Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8%

Asset Backed Securities – 6.2%
$8,000,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	1.235%, 02/15/2013	$7,338,534
2,000,000	Bayview Financial
	Acquisition Trust,
	Series 2006-A, Class 1A2,
	5.483%, 02/28/2041	1,556,628
	Contimortgage Home
	Equity Trust:
95	Series 1999-1, Class A7,
	6.97%, 12/25/2013	94
1,073	Series 1997-2, Class A9,
	7.09%, 04/15/2028	1,072
12,440	Series 1999-3, Class A8,
	1.03%, 05/25/2029	12,138
	Countrywide
	Asset-Backed Certificates:
4,100,000	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	3,165,909
1,865,261	Series 2005-17,
	Class 1AF2, 5.363%,
	05/25/2036	1,604,655
1,448,560	Series 2004-15,
	Class AF6, 4.613%,
	04/25/2035	1,367,016
4,889,002	Series 2005-1, Class AF6,
	5.03%, 07/25/2035	3,478,210
4,999,048	Series 2005-10,
	Class AF6, 4.915%,
	02/25/2036	4,367,824
2,000,000	Series 2005-17,
	Class 1AF5, 5.564%,
	05/25/2036	1,261,275
2,923,601	Series 2007-S1, Class A6,
	5.693%, 11/25/2036	1,256,254
7,000,000	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	6,573,139
1,500,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	1,339,083
1,124,263	Credit-Based Asset
	Servicing and Securities,
	Series 2005-CB8,
	Class AF2, 5.303%,
	12/25/2035	1,015,580
	Discover Card
	Master Trust I:
2,000,000	Series 2004-2, Class A2,
	1.26%, 05/15/2012	1,619,084
1,700,000	Series 2003-4,Class A2,
	1.38%, 05/15/2013	1,778,561
257,385	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	202,888
	GE Capital Mortgage
	Services, Inc.:
2,777	Series 1997-HE4, Class A7,
	6.735%, 12/25/2028	2,773
36,788	Series 1999-HE1, Class A7,
	6.265%, 04/25/2029	36,721
193,597	GMAC Mortgage
	Corporation Loan Trust,
	Series 2004-GH1,
	Class A2, 4.39%,
	12/25/2025	188,046
	Green Tree Financial
	Corporation:
833,912	Series 1993-3, Class A7,
	6.40%, 10/15/2018	746,689

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Asset Backed Securities – 6.2% (cont.)
$857,029	Series 1993-4, Class A5,
	7.05%, 01/15/2019	$741,629
2,091,712	Series 1998-2, Class A5,
	6.24%, 12/01/2028	1,585,953
149,313	Series 1997-6, Class A8,
	7.07%, 01/15/2029	126,717
1,702,000	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,237,163
1,022,427	Series 1998-4, Class A5,
	6.18%, 04/01/2030	655,439
1,377,024	GSAA Home Equity Trust,
	Series 2005-1, Class AF2,
	4.316%, 11/25/2034	1,254,476
132,762	IMC Home Equity
	Loan Trust,
	Series 1997-5, Class A10,
	5.749%, 11/20/2028	132,459
229,735	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.75%, 09/25/2034	202,984
3,200,000	MBNA Master
	Credit Card Trust,
	Series 2005 A4, Class A4,
	1.24%, 11/15/2012	2,949,889
97,478	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	64,813
	RAAC Series:
10,443	Series 2004-SP1,
	Class AI2, 4.38%,
	01/25/2022	10,358
1,156,267	Series 2004-SP1,
	Class AI4, 5.285%,
	08/25/2027	931,261
3,000,000	Renaissance Home Equity
	Loan Trust, Series 2007-1,
	Class AF3, 5.612%,
	04/25/2037	1,593,374
	Residential Asset
	Mortgage Products, Inc.:
1,387,455	Series 2003-RS7, Class
	AI6, 5.34%, 08/25/2033	1,299,483
928,669	Series 2005-RS1,
	Class AI6, 4.713%,
	01/25/2035	693,704
	Residential Asset
	Securities Corporation:
270,613	Series 2003-KS5,
	Class AI6, 3.62%,
	07/25/2033	164,680
267,676	Series 2004-KS2,
	Class AI6, 4.30%,
	03/25/2034	193,209
2,600,000	Stingray
	Pass-Thru Certificates,
	Series 2005, 5.902%,
	01/12/2015 (Acquired
	05/10/2007 and
	09/19/2007; Cost
	$1,533,934 and $803,343,
	respectively)* #	390,000
	Structured Asset
	Securities Corporation:
109,917	Series 2004-11XS,
	Class 1A3A, 4.76%,
	06/25/2034	109,606
1,445,095	Series 2005-7XS,
	Class 1A4B, 5.44%,
	04/25/2035	1,090,627
		54,339,997

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Financial – 15.5%
$2,450,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	$2,507,800
	American General
	Finance Corporation
	Senior Notes:
1,250,000	8.45%, 10/15/2009	900,012
1,150,000	4.875%, 05/15/2010	684,426
1,000,000	5.85%, 06/01/2013	379,814
500,000	6.90%, 12/15/2017	216,386
1,000,000	American International
	Group, 8.175%,
	05/15/2058 (Callable
	05/15/2038) (Acquired
	05/13/2008;
	Cost $1,000,000)*	389,025
250,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	220,984
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	252,026
1,065,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	1,168,137
1,435,000	Bank of Tokyo-
	Mitsubishi UFJ NY,
	7.40%, 06/15/2011 f	1,389,268
929,000	Bank One Corporation
	Subordinated Notes,
	10.00%, 08/15/2010	978,941
2,175,000	Banponce Trust I,
	Series A, 8.327%,
	02/01/2027 (Callable
	03/02/2009)	1,794,832
2,400,000	Bear Stearns Cos.,
	Inc., Series B,
	6.95%, 08/10/2012	2,492,575
1,500,000	BOI Capital
	Funding No. 2,
	5.571%, 02/01/2016
	(Acquired 09/03/2008;
	Cost $966,760)* f	329,710
2,000,000	BOI Capital
	Funding No. 3,
	6.107%, 02/04/2016
	(Acquired 08/25/2008
	and 08/26/2008;
	Cost $686,250
	and $676,250)* f	439,576
2,000,000	Capmark Financial
	Group, Inc.,
	6.30%, 05/10/2017	550,134
2,967,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	2,082,991
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	348,144
1,670,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	515,684
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	973,684
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037)	1,542,474
1,281,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	1,250,800

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Financial – 15.5% (cont.)
	Corp Andina De
	Fomento Notes: f
$675,000	7.375%, 01/18/2011	$679,896
340,000	5.75%, 01/12/2017	284,339
3,575,000	Countrywide
	Financial Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	3,394,491
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049
	(Acquired 05/23/2007;
	Cost $1,000,000)* f	447,843
330,000	Deutsche Bank Trust
	Corporation Subordinated
	Notes, 7.25%, 10/15/2011	332,816
3,135,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 03/27/2009)	2,263,899
1,575,000	First Empire
	Capital Trust II,
	8.277%, 06/01/2027
	(Callable 03/27/2009)	1,139,969
3,500,000	First Hawaiian
	Capital Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 03/27/2009)	3,092,555
686,508	First National
	Bank of Chicago
	Pass-Thru Certificates,
	Series 1993-A,
	8.08%, 01/05/2018	893,730
3,975,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	4,005,087
	First Tennessee Bank
	Senior Unsecured Notes:
2,232,000	3.874%, 01/23/2009	2,231,574
1,000,000	2.30%, 05/18/2009	972,427
1,748,000	First Union Capital I,
	Series A,
	7.935%, 01/15/2027
	(Callable 03/27/2009)	1,450,761
5,107,000	First Union Institutional
	Capital I, Series A,
	8.04%, 12/01/2026
	(Callable 03/02/2009)	4,061,102
1,460,000	First Union Institutional
	Capital II,
	7.85%, 01/01/2027
	(Callable 03/02/2009)	1,196,490
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026
	(Callable 03/02/2009)	2,183,093
2,300,000	FMR LLC Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003 –
	12/21/2007; Aggregate
	Cost $2,228,905)*	2,114,779
2,175,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004 –
	06/19/2008; Aggregate
	Cost $2,120,184)*	880,436
	GMAC LLC:
100,000	7.25%, 03/02/2011	84,984
336,000	7.50%, 12/31/2013
	(Acquired 12/31/2008;
	Cost $1,297,884)* #	245,132
150,000	6.75%, 12/01/2014	102,547

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Financial – 15.5% (cont.)
$403,000	8.00%, 12/31/2018
	(Acquired 12/31/2008,
	Cost $1,556,688)* #	$211,305
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	856,272
2,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006
	and 11/08/2007;
	Cost $1,000,000
	and $1,783,656,
	respectively)*	1,530,245
2,200,000	Hartford Financial
	Services Group Inc.,
	8.125%, 06/15/2068
	(Callable 06/15/2018)	1,158,298
950,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	950,940
2,100,000	HSBC Holdings PLC
	Subordinated Notes,
	6.50%, 09/15/2037 f	2,132,728
400,000	HSBC USA
	Capital Trust I,
	7.808%, 12/15/2026
	(Callable 03/02/2009)
	(Acquired 03/08/2007;
	Cost $412,808)*	402,816
500,000	HSBC USA
	Capital Trust II,
	8.38%, 05/15/2027
	(Acquired 11/06/2007;
	Cost $517,886)*	496,953
3,150,000	Huntington National
	Bank Notes,
	8.00%, 04/01/2010	2,887,983
	Invesco Ltd.: f
775,000	5.375%, 02/27/2013	688,347
921,000	5.375%, 12/15/2014	779,979
6,000,000	Istar Financial, Inc.,
	Series B,
	4.875%, 01/15/2009	5,445,000
900,000	J.P. Morgan Chase
	& Company Notes,
	5.875%, 03/15/2035	696,506
1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	745,092
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011
	(Acquired 06/06/2008
	and 07/22/2008;
	Cost $199,243 and
	$769,804, respectively )* f	75,000
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	2,918,567
	Lehman Brothers
	Holdings, Inc. Notes: @
750,000	8.50%, 08/01/2015	71,250
1,425,000	6.50%, 07/19/2017	143
	Liberty Mutual Group,
2,500,000	10.75%, 06/15/2088
	(Callable 06/15/2038)
	(Acquired 05/21/2008;
	Cost $2,445,125)*	1,375,000
	Liberty Mutual
	Insurance Company,
565,000	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,716)*	375,402

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Financial – 15.5% (cont.)
$1,125,000	Lincoln National
	Corporation,
	6.05%, 04/20/2067
	(Callable 04/20/2017)	$450,000
	Marsh & McLennan
	Companies, Inc.:
4,200,000	7.125%, 06/15/2009	4,188,832
300,000	5.375%, 07/15/2014	266,153
390,909	Marshall & Ilsley
	Bank Notes,
	2.90%, 08/18/2009	387,200
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $800,000)*	408,000
	Merrill Lynch & Co., Inc:
1,000,000	6.40%, 08/28/2017	1,001,867
1,750,000	6.875%, 04/25/2018	1,830,546
1,275,000	7.75%, 05/14/2038	1,404,643
1,550,000	Metropolitan Life
	Global Funding I,
	2.189%, 05/17/2010
	(Acquired 12/31/2008;
	Cost $1,441,577)*	1,465,215
2,444,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	2,416,874
	Morgan Stanley
	Senior Unsecured Notes:
2,000,000	3.875%, 01/15/2009	1,999,422
2,000,000	5.625%, 01/09/2012	1,896,614
475,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	361,897
510,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	538,949
2,500,000	National City Bank
	of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	2,408,410
1,750,000	National Westminster
	Bank Subordinated Notes,
	7.375%, 10/01/2009 f	1,715,851
2,000,000	Nationwide
	Building Society,
	4.25%, 02/01/2010
	(Acquired 12/02/2008;
	Cost $1,945,202)* f	1,979,350
3,721,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	2,367,211
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 03/27/2009)	3,585,289
2,500,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 03/27/2009)	1,149,225
	Popular North
	American Inc.:
1,975,000	5.65%, 04/15/2009	1,956,658
2,000,000	4.70%, 06/30/2009	1,954,726
1,000,000	Premium Asset
	Senior Notes,
	4.125%, 03/12/2009
	(Acquired 12/20/2006;
	Cost $993,963)*	121,250

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Financial – 15.5% (cont.)
$4,750,000	Regions Financing
	Trust II,
	6.625%, 05/15/2047
	(Callable 05/15/2027)	$2,585,762
1,000,000	Republic New York
	Capital I,
	7.75%, 11/15/2026	1,019,880
700,000	Republic
	New York Corporation
	Debentures,
	9.125%, 05/15/2021	782,319
1,000,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	1,040,674
7,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2067
	(Callable 11/15/2017)	3,880,854
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	303,323
	Sovereign Bank:
1,500,000	1.73%, 03/23/2010	1,331,901
750,000	4.80%, 09/01/2010	672,742
1,500,000	8.75%, 05/30/2018	1,481,903
1,000,000	Symetra Financial
	Corporation Senior Notes,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570)*	823,325
2,400,000	Toll Road Inv.
	Partnership II,
	0.00%, 02/15/2011
	(Acquired 06/19/2008,
	Cost $2,033,157)* ^	2,147,179
1,000,000	Travelers Companies, Inc.,
	6.75%, 06/20/2036	1,041,050
560,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	547,343
301,000	United Mexican
	States Notes,
	6.75%, 09/27/2034 f	317,555
650,000	Washington Mutual
	Preferred Funding Trust I,
	6.534%, 03/29/2049
	(Callable 03/15/2011)
	(Acquired 07/31/2007;
	Cost $606,756)* @	65
2,671,000	Westdeutsche
	Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015	3,013,911
750,000	Willis North
	America, Inc.,
	5.625%, 07/15/2015	549,005
		134,656,172
Industrial – 10.4%
3,500,000	American Standard Inc.,
	8.25%, 06/01/2009	3,521,241
	Ameritech Capital
	Funding Debentures:
2,480,009	9.10%, 06/01/2016	2,621,136
1,500,000	6.45%, 01/15/2018	1,483,479
	British Telecom
	PLC Notes: f
1,050,000	8.625%, 12/15/2010	1,080,134
600,000	9.125%, 12/15/2030	637,765
600,000	Bunge Limited Finance
	Corporation Notes,
	5.35%, 04/15/2014	430,449
1,000,000	Canadian
	National Resources,
	6.25%, 03/15/2038 f	785,995

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Industrial – 10.4% (cont.)
$825,000	CBS Corporation
	Senior Notes,
	7.70%, 07/30/2010	$806,423
800,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	92,000
680,000	Comcast - Cable
	Holdings Debentures,
	7.875%, 08/01/2013	699,187
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,053,052
825,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	876,201
5,000,000	Computer Sciences
	Corporation Senior Notes,
	7.375%, 06/15/2011	4,951,615
	Conagra Foods, Inc.:
580,000	5.819%, 06/15/2017	543,172
120,000	9.75%, 03/01/2021	144,814
	Continental Airlines, Inc.
	Pass-Thru Certificates:
91,670	Series 2000-2,
	8.312%, 04/02/2011	74,253
386,132	Series 1997-4,
	6.90%, 01/02/2018	308,905
	COX Communications Inc.:
1,000,000	7.75%, 11/01/2010	981,515
1,775,000	7.125%, 10/01/2012	1,698,705
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	1,882,938
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	630,000
300,000	Deutsche Telekom
	International Finance BV,
	8.50%, 06/15/2010 f	369,943
1,500,000	Donnelley (R.R.) & Sons
	Co., 6.125%, 01/15/2017	1,067,241
635,000	FedEx Corporation,
	9.65%, 06/15/2012	666,747
1,059,375	FedEx Corporation
	Pass-Thru Certificates,
	Series 1998-1,
	6.845%, 01/15/2019	953,437
3,725,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,499,768
475,000	Ford Capital
	BV Debentures,
	9.50%, 06/01/2010	206,625
403,000	Ford Motor
	Company Debentures,
	9.215%, 09/15/2021	92,690
835,182	GGIC Funding Corporation,
	5.129%, 01/15/2014
	(Acquired 06/27/2006;
	Cost $806,615)*	793,073
1,200,000	GTE Corporation
	Debentures,
	6.84%, 04/15/2018	1,215,430
500,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001
	and 01/26/2005; Cost
	$199,106 and $319,050,
	respectively)*	533,408
650,000	Health Management
	Association,
	6.125%, 04/15/2016	403,000

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Industrial – 10.4% (cont.)
$1,950,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003,
	09/05/2007 and
	12/17/2007; Cost
	$274,373, $749,293 and
	$956,858, respectively)*	$1,857,843
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	1,608,376
625,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/02/2004
	and 02/08/2005; Cost
	$340,229 and $289,849,
	respectively)* f	597,736
6,000,000	International
	Paper Company Notes,
	4.25%, 01/15/2009	5,997,930
850,000	Johnson Controls Inc.,
	Senior Notes,
	6.00%, 01/15/2036	538,079
1,700,000	Kraft Foods, Inc.,
	6.125%, 08/23/2018	1,675,986
400,000	Laboratory Corporation
	of America,
	5.625%, 12/15/2015	336,650
900,000	Lafarge S.A. Notes,
	7.125%, 07/15/2036 f	511,296
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	686,351
650,000	McClatchy Company,
	5.75%, 09/01/2017	104,000
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018
	(Acquired 02/14/2008;
	Cost $1,099,120)*	946,377
1,050,000	New Cingular Wireless
	Services, Inc. Senior Notes,
	8.75%, 03/01/2031	1,312,590
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	630,000
320,000	Pactiv Corporation Senior
	Unsecured Notes,
	7.95%, 12/15/2025	299,296
400,000	PCCW Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132)* f	342,260
2,800,000	PEMEX Project Funding
	Master Trust,
	5.75%, 03/01/2018
	(Acquired 10/17/2007;
	Cost $2,780,848)*	2,471,000
1,145,000	Plum Creek
	Timberlands,
	5.875%, 11/15/2015	935,189
2,500,000	Premcor Refining Group,
	7.50%, 06/15/2015	2,251,040
	Qwest Capital
	Funding, Inc.:
300,000	7.00%, 08/03/2009	294,000
200,000	7.25%, 02/15/2011	168,000
500,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035 f	299,368
3,700,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	2,712,733

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Industrial – 10.4% (cont.)
$2,000,000	Santander Perpetual,
	6.671%, 10/29/2049
	(Callable 10/24/2017) f	$1,272,078
1,500,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $1,482,015)* f	1,248,609
	Sprint Capital
	Corporation:
2,800,000	6.90%, 05/01/2019	1,988,000
358,000	8.75%, 03/15/2032	241,650
1,000,000	Target Corporation,
	6.50%, 10/15/2037	858,671
	Telecom Italia
	Capital: f
1,400,000	6.20%, 07/18/2011	1,242,500
2,100,000	7.20%, 07/18/2036	1,617,000
2,075,000	Telefonica Emisones S.A.,
	6.221%, 07/03/2017 f	2,044,284
1,000,000	Teva Pharmaceutical
	Finance LLC,
	5.55%, 02/01/2016	985,621
	Time Warner Cable, Inc.,
1,000,000	6.55%, 05/01/2037	958,131
1,100,000	7.625%, 04/15/2031	1,081,091
250,000	7.70%, 05/01/2032	250,308
3,000,000	Tyco Electronics
	Group S.A.,
	6.55%, 10/01/2017 * f	2,521,206
	Tyco International
	Finance: f
1,468,000	6.125%, 01/15/2009	1,466,068
1,775,000	6.375%, 10/15/2011	1,744,726
300,000	6.00%, 11/15/2013	281,494
	United AirLines, Inc.
	Pass-Thru Certificates:
207,395	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	192,877
269,803	Series 2000-2, Class C,
	7.762%, 12/31/2049	227,309
471,011	U.S. Airways
	Pass-Thru Certificate,
	Series 1998-1,
	6.85%, 01/30/2018 #	320,947
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	371,945
1,450,000	6.875%, 11/21/2036	1,316,165
2,000,000	Verizon Wireless,
	8.50%, 11/15/2018
	(Acquired 11/18/2008;
	Cost $1,978,700)*	2,343,354
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,853,310
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	1,564,806
500,000	7.15%, 11/30/2037	359,580
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	995,662
		91,027,833
Mortgage Backed Securities – 34.9%
	Bank of America
	Alternative Loan Trust:
498,563	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	476,216
872,865	Series 2003-11,
	Class 4A1, 4.75%,
	01/25/2019	834,677
565,384	Series 2004-6, Class 4A1,
	5.00%, 07/25/2019	467,148

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Mortgage Backed Securities – 34.9% (cont.)
$580,035	Series 2004-11,
	Class 4A1, 5.50%,
	12/25/2019	$550,852
922,914	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	789,717
4,177,680	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	3,652,616
3,282,705	Series 2005-10,
	Class 5A1, 5.25%,
	11/25/2020	2,985,989
4,129,880	Series 2007-1,
	Class 1A1, 6.10%,
	04/25/2022	2,839,293
1,651,644	Series 2003-11,
	Class 2A1, 6.00%,
	01/25/2034	1,452,415
918,531	Series 2005-2,
	Class 1CB2, 5.50%,
	03/25/2035	792,153
1,243,679	Series 2005-9,
	Class 1CB3, 5.50%,
	10/25/2035	1,054,829
705,156	Series 2005-11,
	Class 1CB4, 5.50%,
	12/25/2035	579,758
2,325,750	Series 2006-5, Class CB7,
	6.00%, 06/25/2036	1,592,197
5,000,000	Bayview Financial
	Acquisition Trust,
	Series 2007-B, Class 1A2,
	6.831%, 08/28/2047	4,884,256
3,282,506	Chase Commercial
	Mortgage Securities
	Corporation,
	Series 1999-2, Class A2,
	7.198%, 01/15/2032	3,271,446
	Chase Mortgage
	Finance Corporation:
1,329,275	Series 2003-S13,
	Class A11, 5.50%,
	11/25/2033	1,274,586
6,000,000	Series 2006-A1,
	Class 2A3, 6.00%,
	09/25/2036	2,575,534
646,756	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	602,780
1,517,189	Citigroup Mortgage
	Loan Trust, Inc., Series
	2005-9, Class 2A2,
	5.50%, 11/25/2035	1,154,298
	Countrywide
	Alternative Loan Trust:
1,415,199	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	1,190,304
7,039,109	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	4,784,398
1,414,256	Series 2006-J5, Class 3A1,
	6.161%, 07/25/2021	1,085,442
1,870,686	Series 2006-43CB,
	Class 2A1, 6.00%,
	02/25/2022	1,379,631
3,206,258	Series 2002-11, Class A4,
	6.25%, 10/25/2032	3,141,272
3,000,000	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	2,341,700
2,828,971	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	2,488,439

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Mortgage Backed Securities – 34.9% (cont.)
$3,459,658	Series 2006-28CB,
	Class A17, 6.00%,
	10/25/2036	$2,413,523
659,669	Countrywide Home
	Loans, Inc.,
	Series 2003-39, Class A5,
	5.00%, 05/25/2012	644,825
1,326,317	CS First Boston Mortgage
	Securities Corp.,
	Series 2004-4,
	Class 2A5, 5.50%,
	06/25/2015	1,243,062
2,025,959	Deutsche Securities
	Inc. Mortgage,
	Series 2006-AR5,
	Class 21A, 6.00%,
	10/25/2021	1,775,018
6,696,856	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3,
	Class A1B, 7.34%,
	10/10/2032	6,684,770
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
162,399	6.50%, 07/01/2014	168,721
1,291,504	6.00%, 06/01/2020	1,339,208
712,116	5.50%, 11/01/2022	733,553
791,596	5.00%, 06/01/2023	813,569
599,875	5.50%, 07/01/2023	617,268
1,568,023	6.50%, 06/01/2029	1,641,034
6,421,764	5.50%, 01/01/2036	6,581,578
4,494,921	6.00%, 12/01/2036	4,635,579
6,267,244	5.50%, 04/01/2037	6,421,881
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
956,586	Series 3124, Class VP,
	6.00%, 06/15/2014	994,514
434,721	Series 2695, Class UA,
	5.50%, 09/15/2014	448,641
2,600,471	Series R007, Class AC,
	5.875%, 05/15/2016	2,675,038
3,591,485	Series R003, Class VA,
	5.50%, 08/15/2016	3,741,132
2,239,575	Series 3097, Class MC,
	6.00%, 11/15/2016	2,323,129
547,612	Series 2391, Class QR,
	5.50%, 12/15/2016	566,223
5,471,472	Series R009, Class AJ,
	5.75%, 12/15/2018	5,587,100
156,409	Series 206, Class E,
	0.00%, 07/15/2019 ^	138,642
1,861,283	Series R010, Class AB,
	5.50%, 12/15/2019	1,900,300
98,892	Series 141, Class D,
	5.00%, 05/15/2021	101,869
79,574	Series 1074, Class I,
	6.75%, 05/15/2021	79,477
509,035	Series 1081, Class K,
	7.00%, 05/15/2021	545,332
68,458	Series 163, Class F,
	6.00%, 07/15/2021	71,685
148,304	Series 188, Class H,
	7.00%, 09/15/2021	154,368
71,276	Series 1286, Class A,
	6.00%, 05/15/2022	71,191
2,600,000	Series 1694, Class PK,
	6.50%, 03/15/2024	2,733,055
1,450,000	Series 2664, Class LG,
	5.50%, 07/15/2028	1,472,459

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Mortgage Backed Securities – 34.9% (cont.)
$3,300,000	Series 2552, Class ND,
	5.50%, 10/15/2031	$3,374,869
	Federal National Mortgage
	Association (FNMA):
1,034,077	5.50%, 07/01/2015	1,079,789
1,850,579	5.00%, 02/01/2018	1,916,176
2,321,124	5.00%, 12/01/2019	2,396,147
1,414,752	5.50%, 01/01/2023	1,457,216
2,309,706	5.50%, 07/01/2023	2,376,184
4,728,345	5.00%, 11/01/2023	4,849,092
2,606,811	6.00%, 03/01/2026	2,689,574
6,263,814	6.00%, 05/01/2026	6,462,684
7,772,532	5.00%, 05/01/2028	7,958,636
579,170	6.00%, 03/01/2033	598,471
474,504	5.00%, 11/01/2033	485,719
1,929,021	5.50%, 09/01/2034	1,980,945
790,928	6.00%, 11/01/2034	816,172
4,868,810	5.50%, 02/01/2035	4,999,867
12,906,494	5.50%, 02/01/2035	13,253,906
3,567,835	5.00%, 11/01/2035	3,647,706
24,880,193	5.50%, 04/01/2036	25,534,358
8,649,425	5.50%, 11/01/2036	8,876,841
1,841,194	6.00%, 08/01/2037	1,868,648
5,346,121	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	5,473,332
672,446	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	679,309
487,799	Series 2003-24, Class PC,
	5.00%, 11/25/2015	494,136
75,168	Series 2002-56, Class MC,
	5.50%, 09/25/2017	77,621
409,320	Series 1989-37, Class G,
	8.00%, 07/25/2019	447,572
70,087	Series 1989-94, Class G,
	7.50%, 12/25/2019	75,795
18,677	Series 1990-58, Class J,
	7.00%, 05/25/2020	19,953
181,295	Series 1990-76, Class G,
	7.00%, 07/25/2020	191,478
78,404	Series 1990-105, Class J,
	6.50%, 09/25/2020	82,362
30,505	Series 1990-108, Class G,
	7.00%, 09/25/2020	32,140
53,282	Series 1991-1, Class G,
	7.00%, 01/25/2021	56,769
63,155	Series 1991-86, Class Z,
	6.50%, 07/25/2021	66,376
254,399	Series 2003-28,
	Class KA, 4.25%,
	03/25/2022	255,773
29,282	Series G92-30, Class Z,
	7.00%, 06/25/2022	31,072
2,843,975	Series 2003-33, Class LD,
	4.25%, 09/25/2022	2,869,886
780,483	Series 1993-58, Class H,
	5.50%, 04/25/2023	813,880
83,475	Series 2003-17, Class QR,
	4.50%, 11/25/2025	83,328
507,355	Series 1998-66, Class C,
	6.00%, 12/25/2028	526,413
2,000,000	Series 2002-85, Class PD,
	5.50%, 05/25/2031	2,040,655
80,981	Series 2003-44, Class AB,
	3.75%, 05/25/2033	80,197
2,698,137	Series 2004-W6,
	Class 1A4, 5.50%,
	07/25/2034	2,557,713
4,860,953	Series 2004-W6,
	Class 1A6, 5.50%,
	07/25/2034	4,518,585

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Mortgage Backed Securities – 34.9% (cont.)
$7,750,000	Series 2004-W10,
	Class A24, 5.00%,
	08/25/2034	$7,640,956
4,000,000	Series 2004-W10,
	Class A4, 5.75%,
	08/25/2034	3,650,599
	First Horizon Alternative
	Mortgage Securities:
1,081,015	Series 2005-FA7,
	Class 2A1, 5.00%,
	09/25/2020	839,138
1,478,578	Series 2006-FA6,
	Class 3A1, 5.75%,
	11/25/2021	1,353,454
4,352,255	Series 2006-FA8,
	Class 2A1, 5.75%,
	02/25/2037	3,020,180
2,950,000	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	2,841,316
	GE Capital Commercial
	Mortgage Corporation:
6,345,394	Series 2000-1, Class A2,
	6.496%, 01/15/2033	6,230,533
2,865,000	Series 2002-3A, Class AZ,
	4.996%, 12/10/2037	2,598,073
6,200,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	5,287,309
10,100,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	8,771,072
	Government National
	Mortgage Association
	(GNMA):
459,414	6.00%, 11/20/2033	474,238
800,000	Series 2004-78, Class C,
	4.658%, 04/16/2029	810,664
1,285,000	Series 2004-100, Class B,
	4.603%, 02/16/2043	1,297,233
1,299,269	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-A1, Class 2A1,
	5.80%, 03/25/2036	650,997
	J.P. Morgan
	Mortgage Trust:
3,100,000	Series 2006-A7,
	Class 2A4R, 5.43%,
	01/25/2037	1,553,952
1,941,755	Series 2006-A7,
	Class 2A2, 5.80%,
	01/25/2037	1,424,371
6,100,000	Series 2007-A2,
	Class 2A3, 5.69%,
	04/25/2037	3,410,392
	Master Alternative
	Loans Trust:
2,948,017	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	2,583,200
2,139,227	Series 2004-4, Class 4A1,
	5.00%, 04/25/2019	1,981,459
850,200	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	790,155
665,743	Residential Accredit
	Loans, Inc.,
	Series 2004-QS6,
	Class A1, 5.00%,
	05/25/2019	563,385

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Mortgage Backed Securities – 34.9% (cont.)
$800,000	Residential Funding
	Mortgage Security I,
	Series 2003-S11,
	Class A2, 4.00%,
	06/25/2018	$797,226
	Salomon Brothers
	Mortgage Securities VII:
6,251,093	Series 2000-C1, Class A2,
	7.52%, 12/18/2009	6,238,094
3,092,091	Series 2001-C2, Class A3,
	6.50%, 10/13/2011	3,003,580
1,343,556	Series 2003-UP2,
	Class A2, 4.00%,
	06/25/2033	1,240,784
1,850,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	1,647,009
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,258,003	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	2,204,376
4,112,637	Series 2004-CB2,
	Class 7A, 5.50%,
	08/25/2019	3,823,469
1,434,618	Series 2004-CB3,
	Class 4A, 6.00%,
	10/25/2019	1,230,185
910,477	Series 2004-CB4,
	Class 21A, 5.50%,
	12/25/2019	827,664
		304,442,098
Taxable Municipal Bonds – 0.8%
1,000,000	Cuyahoga County
	Ohio Industrial
	Development Revenue,
	9.125%, 10/01/2023	1,058,660
5,235,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	3,781,974
2,429,827	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	2,361,524
		7,202,158
Utilities – 4.5%
431,000	Beaver Valley
	Funding Corporation
	Debentures,
	9.00%, 06/01/2017	404,058
1,900,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $1,894,965)* f	1,458,820
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	669,588
300,000	Exelon Corporation
	Senior Notes,
	6.75%, 05/01/2011	292,790
2,500,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067
	(Callable 09/01/2017)	1,400,000
3,750,000	Illinois Power Company,
	7.50%, 06/15/2009	3,764,603
	Kinder Morgan Energy
	Partners Senior Notes:
600,000	6.30%, 02/01/2009	599,422
1,000,000	9.00%, 02/01/2019	1,043,335
2,250,000	6.95%, 01/15/2038	1,819,681

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Utilities – 4.5% (cont.)
$900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	$670,500
189,032	Kiowa Power
	Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $196,674)*	176,735
	Korea Electric Power
	Corporation: f
100,000	7.75%, 04/01/2013	97,059
2,165,000	6.75%, 08/01/2027	1,621,700
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,154,544
1,500,000	National Rural
	Utilities Senior
	Unsecured Notes,
	10.375%, 11/01/2018	1,755,612
	NiSource Finance
	Corporation:
2,025,000	7.875%, 11/15/2010	1,853,057
2,948,000	6.15%, 03/01/2013	2,271,555
625,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	604,992
875,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	929,302
1,000,000	Plains All American
	Pipeline Senior Notes,
	5.625%, 12/15/2013	843,942
300,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	295,076
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	164,958
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	249,712
350,000	5.00%, 04/01/2014	314,037
1,564,992	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	1,849,006
2,900,000	Rockies Express
	Pipeline LLC,
	5.10%, 08/20/2009
	(Acquired 09/17/2007
	and 02/21/2008;
	Cost $2,197,600
	and $691,123,
	respectively)*	2,901,438
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676)*	1,109,441
1,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,315,668
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	1,962,122
700,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	683,125
	Vectren Utility Holdings:
875,000	6.625%, 12/01/2011	876,705
1,100,000	5.25%, 08/01/2013	1,050,630

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 94.8% (cont.)

Utilities – 4.5% (cont.)
	Williams Companies,
	Inc. Notes:
$2,475,000	6.375%, 10/01/2010
	(Acquired 07/09/2008;
	Cost $2,495,051)*	$2,307,274
550,000	8.125%, 03/15/2012	506,688
		39,017,175
U.S. Government Agency Issues – 9.6%
75,475,000	Federal National
	Mortgage Association
	(FNMA),
	6.00%, 05/15/2011	83,421,235
		83,421,235
U.S. Treasury Obligations – 12.9%
82,475,000	U.S. Treasury Bonds,
	6.25%, 08/15/2023	112,488,147
	Total Long-Term
	Investments
	(Cost $890,917,707)	826,594,815

Shares

SHORT-TERM INVESTMENTS – 4.2%

Money Market Fund – 4.2%
36,553,040	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	36,553,040
	Total Short-Term
	Investments
	(Cost $36,553,040)	36,553,040

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 24.3%

Certificates of Deposit – 4.4%
$8,602,856	Abbey National Treasury
	Service, Series YCD1,
	1.09%, 02/20/09	8,602,168
8,602,856	Barclays Bank,
	3.3615%, 03/16/09	8,596,060
	Natixis Bank of New
	York, Series YCD1:
6,072,604	0.89%, 02/18/09	6,072,240
5,060,503	0.89%, 06/30/09	5,068,803
7,590,755	Royal Bank of Scotland
	Group PLC,
	2.9944%, 05/06/09	7,590,603
2,530,252	Societe Generale of
	New York, Series YCD1,
	2.0625%, 02/20/09	2,530,100
		38,459,974
Commercial Paper – 0.5%
4,781,791	Atlantic East
	Funding, LLC,
	3.0588%, 03/25/09 #	4,781,791
		4,781,791
Corporate Bonds and Notes – 2.4%
	Allstate Life GL:
5,566,554	3.0575%, 03/20/09	5,529,982
2,530,251	1.775%, 07/21/09	2,482,657
5,060,503	Svenska Handelsbanken,
	4.410%, 08/06/09	5,057,923
7,590,755	Wachovia Bank NA,
	3.0013%, 05/01/09	7,507,181
		20,577,743

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 24.3% (cont.)

Government Agencies – 1.6%
$14,169,409	Federal Home
	Loan Banks,
	0.645%, 03/02/09	$14,161,333
		14,161,333

Shares

Investment Companies – 15.4%
130,627,150	Mount Vernon Securities
	Lending Trust –
	Prime Portfolio	130,627,150
3,413,063	Reserve Primary Fund #	3,413,063
		134,040,213
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $212,021,054)	212,021,054
	Total Investments
	(Cost $1,139,491,801) –
	123.3%	1,075,168,909
	Liabilities in Excess of
	Other Assets – (23.3)%	(203,298,028)
	TOTAL NET
	ASSETS – 100.0%	$871,870,881
^	Non Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in Default

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted SFAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 – Quoted prices	$167,180,190
Level 2 – Other significant observable inputs	903,408,272
Level 3 – Significant unobservable inputs	4,580,447
Total	$1,075,168,909

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments, at Value
Balance as of 12/31/07	$5,659,655
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3*	(1,079,208)
Balance as of 12/31/2008	$4,580,447

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund

December 31, 2008

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Barclays Capital 7-Year General Obligation Bond Index.  The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

The Fund generated strong positive investment returns in 2008 and outperformed its benchmark index.  The Fund’s focus on high quality issues helped the Fund’s relative performance as there was a flight to quality by investors in 2008 that resulted in high quality issues significantly outperforming low quality issues.  The Fund had more than 70% of its investments in pre-refunded bonds.  We continue to emphasize high quality, intermediate holdings for the Fund and are optimistic regarding the Fund’s relative performance prospects for the coming year.

Portfolio Characteristics

Quality Distribution*		Sector Weightings*

Net Assets:	$243,563,582	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	2.99%	Investor Class:	0.55%	***
Investor Class:	2.74%	Portfolio Turnover Rate:	0.9%
Average Effective Duration:	4.39 years	Total Number of Holdings:	106
Average Effective Maturity:	5.12 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2008.
***	Includes 0.25% 12b-1 fee.

Baird Intermediate Municipal Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (3/30/01), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (3/30/01), assuming reinvestment of all distributions.

Baird Intermediate Municipal Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2008	One Year	Five Years	Inception(1)
Institutional Class Shares	6.37%	3.78%	5.08%
Investor Class Shares	6.02%	3.52%	4.81%
Barclays Capital 7-Year General Obligation Bond Index(2)	5.35%	3.95%	4.84%

(1)	For the period from March 30, 2001 (commencement of operations) through December 31, 2008.
(2)
The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5%

Alabama – 5.2%
$11,385,000	Montgomery Alabama
	Special Care Facility Revenue
	Bonds, 5.00%, 11/15/2021
	(Pre-refunded to
	11/15/2014)	$12,644,750

Arizona – 3.9%
1,415,000	Arizona Health Facilities
	Authority Hospital
	Revenue, 6.375%,
	12/01/2037 (Pre-refunded
	to 12/01/2012)	1,633,349
2,375,000	Arizona School Facilities
	Board Revenue,
	(Pre-refunded to
	07/01/2014) 5.75%,
	07/01/2018 (Pre-refunded
	to 07/01/2014)	2,804,447
1,540,000	Phoenix Arizona Civic
	Corporation of Wastewater
	Systems Revenue Bonds,
	5.00%, 07/01/2015
	(Partially Pre-refunded,
	MBIA Insured)	1,697,727
1,000,000	Pima County Arizona
	Independent Development
	Authority, 7.125%,
	07/01/2024 (Pre-refunded
	to 07/01/2014)	1,225,370
1,845,000	Pima County Arizona
	Industrial Development
	Authority Revenue Bonds,
	7.50%, 07/01/2034
	(Pre-refunded to
	07/01/2014)	2,182,192
		9,543,085

Arkansas – 0.1%
290,000	Springdale Arkansas
	Sales & Use Tax Revenue,
	4.00%, 07/01/2016
	(Pre-refunded to
	various dates)	295,356

California – 0.6%
	Golden State Tobacco
	Securitization Corporation
	Revenue Bonds:
465,000	6.25%, 06/01/2033
	(Pre-refunded to
	various dates)	504,590
700,000	6.75%, 06/01/2039
	(Pre-refunded to
	07/01/2014)	813,197
230,000	Santa Rosa California
	Hospital Revenue, 10.30%,
	03/01/2011 (ETM)	252,053
		1,569,840
Colorado – 8.4%
2,000,000	Adams County Colorado
	Single Family Mortgage
	Revenue, 8.875%,
	08/01/2012 (ETM)	2,486,240
50,000	Colorado Springs Colorado
	Utilities Revenue, 5.80%,
	11/15/2010 (ETM)	51,630
	Denver Colorado
	Convention Center
	& Hotel Authority
	Revenue Bonds:
1,000,000	5.00%, 12/01/2021
	(Pre-refunded to
	12/01/2013)	1,103,000

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5% (cont.)

Colorado – 8.4% (cont.)
$1,500,000	5.00%, 12/01/2023
	(Pre-refunded to
	12/01/2013)	$1,654,500
5,065,000	5.00%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	5,586,695
7,975,000	Denver Colorado Health
	& Hospital Authority
	Healthcare Revenue, 6.25%,
	12/01/2033 (Pre-refunded
	to 12/01/2014)	9,592,011
		20,474,076
Delaware – 0.7%
1,500,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	1,630,380

Florida – 13.0%
4,240,000	Bartram Springs Community
	Development District Special
	Assessment Bonds, 6.65%,
	05/01/2034 (Pre-refunded
	to 06/01/2013)	4,822,618
5,000,000	Coral Gables Florida
	Health Facility Authority
	Hospital Revenue, 5.00%,
	08/15/2029 (Pre-refunded
	to 08/15/2014)	5,726,250
2,355,000	Dade County Florida
	Health Facility Authority
	Hospital Revenue, 5.75%,
	05/01/2021 (ETM)	2,652,719
4,675,000	Florida State Mid-Bay Bridge
	Authority Revenue Bonds,
	6.875%, 10/01/2022 (ETM)	5,836,130
2,000,000	Highlands County
	Florida Health Facilities
	Revenue Bonds, 5.375%,
	11/15/2035 (Pre-refunded
	to 11/15/2013)	2,257,540
2,100,000	Islands At Doral (SW)
	Community Development
	District, 6.375%,
	05/01/2035 (Pre-refunded
	to 05/01/2013)	2,365,398
300,000	Jacksonville Florida
	Health Facility Authority
	Hospital Revenue, 11.50%,
	10/01/2012 (ETM)	401,442
1,470,000	Miami Beach Florida
	Resort Tax Revenue
	Bonds, 6.25%,
	10/01/2022 (ETM)	1,729,808
55,000	Orange County Florida
	Health Revenue, 8.75%,
	10/01/2009 (ETM)	55,971
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,173,410
4,000,000	Seminole County
	Florida Water &
	Sewer Revenue, 6.00%,
	10/01/2019 (ETM)	4,601,880
		31,623,166
Georgia – 0.5%
1,020,000	Fulton County Georgia
	Hospital Authority
	Revenue, 7.875%,
	10/01/2013 (ETM)	1,169,858

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5% (cont.)

Illinois – 5.1%
$1,000,000	Chicago Illinois General
	Obligation Project
	and Refunding,
	5.00%, 01/01/2017
	(FSA Insured)	$1,054,810
1,440,000	Chicago Illinois
	Metropolitan Water
	Reclamation District
	General Obligation, 7.00%,
	12/01/2010 (ETM)	1,579,983
1,000,000	Chicago Illinois Public
	Building Community
	Building Revenue, 7.00%,
	01/01/2020 (ETM)	1,241,130
1,430,000	Cook County Illinois
	School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,966,364
1,025,000	Lake County Illinois
	Community High School
	District No.124 Grant,
	5.00%, 12/01/2017	1,138,396
1,000,000	Lake County Illinois
	Community High School
	District No. 128,
	5.00%, 01/01/2013	1,095,080
1,805,000	Metropolitan Pier &
	Exposition Authority
	Illinois, 5.50%,
	06/15/2016 (ETM)	2,126,326
2,000,000	Northwest Suburban Illinois
	Municipal Joint Action
	Revenue Bonds, 5.00%,
	05/01/2014 (ETM)	2,281,760
		12,483,849
Indiana – 1.7%
	Hammond Indiana
	Multi-School Building
	Corporation Revenue Bonds:
1,000,000	6.00%
	01/15/2018 (ETM)	1,149,760
1,330,000	5.00%, 07/15/2018	1,462,122
285,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	351,209
1,000,000	South Bend Indiana
	Community School
	Building Corporation,
	5.00%, 07/15/2017	1,077,620
		4,040,711
Iowa – 0.6%
1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(MBIA Insured)	1,107,394
405,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (ETM)	441,430
		1,548,824
Louisiana – 1.3%
400,000	Houma-Terrebonne
	Public Trust Financing
	Authority, 7.30%,
	04/01/2010 (ETM)	429,168
1,000,000	Houma-Terrebonne
	Public Trust Financing
	Authority Single Family
	Mortgage Revenue, 7.30%,
	04/01/2011 (ETM)	1,120,210

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5% (cont.)

Louisiana – 1.3% (cont.)
$1,450,000	Jefferson Parish Louisiana
	Home Mortgage
	Authority, 7.10%,
	08/01/2010 (ETM)	$1,580,688
		3,130,066
Massachusetts – 3.8%
5,745,000	Massachusetts State, 5.00%,
	08/01/2020 (Pre-refunded
	to 08/01/2016)	6,673,909
2,200,000	Massachusetts State Water
	Resources Authority, 6.50%,
	07/15/2019 (ETM)	2,670,536
		9,344,445
Michigan – 1.5%
1,000,000	Cornell Twp Michigan
	Economic Development
	Revenue, 5.875%,
	05/01/2018	1,132,090
2,185,000	Detroit Michigan Sewer
	Disposal Revenue Bonds,
	5.00%, 07/01/2030
	(Pre-refunded to
	07/01/2015)	2,500,339
		3,632,429
Minnesota – 2.1%
1,040,000	Centennial Independent
	School District No. 12
	Minnesota, 5.00%,
	02/01/2014 (Pre-refunded
	02/01/2012, FSA Insured)	1,110,938
1,215,000	Robbinsdale Independent
	School District No. 281,
	5.00%, 07/01/2020
	(Pre-refunded 02/01/2012,
	FSA Insured)	1,297,875
2,470,000	Western Minnesota
	Municipal Power Agency,
	6.375%, 01/01/2016
	(ETM)	2,761,164
		5,169,977
Mississippi – 0.7%
1,110,000	Mississippi Development
	Bank Special Obligations,
	5.25%, 10/01/2030
	(Pre-refunded to
	10/01/2015)	1,278,054
600,000	Mississippi Housing
	Financial Corporation,
	0.00%, 06/01/2015
	(ETM) ^	487,482
		1,765,536
Missouri – 1.0%
2,000,000	St. Louis County Industrial
	Development Authority,
	6.625%, 11/15/2035
	(Pre-refunded to
	11/15/2013)	2,396,420

Nebraska – 0.7%
1,640,000	Nebraska Public Power
	District Revenue,
	5.00%, 01/01/2015
	(MBIA Insured)	1,780,105

Nevada – 0.9%
1,965,000	Reno Nevada Capital
	Improvement Revenue,
	5.50%, 06/01/2019
	(Pre-refunded to
	06/01/2012)	2,196,300

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5% (cont.)

New Jersey – 2.3%
$1,000,000	New Jersey State
	Transportation Trust
	Fund Authority, 6.00%,
	12/15/2017 (Pre-refunded
	to 12/15/2011)	$1,120,410
	New Jersey State Turnpike
	Authority: (ETM)
177,000	6.75%, 01/01/2009	177,000
1,500,000	6.50%, 01/01/2016	1,736,520
130,000	6.50%, 01/01/2016	150,471
2,000,000	Tobacco Settlement
	Financing Corporation,
	6.25%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	2,334,420
		5,518,821
New Mexico – 0.5%
1,000,000	New Mexico State
	Hospital Equipment Loan
	Council Hospital Revenue,
	5.25%, 07/01/2025
	(Pre-refunded to
	07/01/2015)	1,146,310

New York – 0.5%
1,000,000	New York, New York,
	5.00%, 03/01/2016
	(FGIC Insured)	1,052,340
210,000	TSASC Inc. New York,
	4.75%, 06/01/2022	155,230
		1,207,570
North Carolina – 3.1%
225,000	North Carolina Eastern
	Municipal Power Agency
	Power Systems Revenue,
	6.40%, 01/01/2021 (ETM)	271,710
6,495,000	North Carolina Medical
	Care Community Hospital
	Revenue Bonds, 5.25%,
	11/01/2029 (Pre-refunded
	to 11/01/2014)	7,240,366
		7,512,076
Ohio – 0.1%
125,000	Miamisburg Ohio Water
	Revenue, 7.00%,
	11/15/2016 (ETM)	146,129

Oklahoma – 1.1%
2,360,000	Tulsa County Oklahoma
	Home Financing Authority
	Single Family Mortgage
	Revenue, 6.90%,
	08/01/2011 (ETM)	2,664,676

Pennsylvania – 3.7%
1,275,000	Central Dauphin
	Pennsylvania School
	District, 6.75%,
	02/01/2024 (Pre-refunded
	to 02/01/2016)	1,611,830
3,000,000	Pennsylvania State Public
	School Building Authority
	Lease Revenue, 5.00%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	3,392,310
1,790,000	Philadelphia Pennsylvania
	Authority For Industrial
	Development Revenue,
	5.25%, 01/01/2027
	(Pre-refunded to
	01/01/2017)	2,059,037
740,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	893,513

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5% (cont.)

Pennsylvania – 3.7% (cont.)
$1,025,000	Pittsburgh Pennsylvania
	Water & Sewer
	Authority, 7.25%,
	09/01/2014 (ETM)	$1,153,904
		9,110,594
South Carolina – 2.2%
285,000	Greenville South
	Carolina Waterworks
	Revenue, 7.00%,
	02/01/2010 (ETM)	302,730
4,500,000	Lexington County South
	Carolina Health Services
	District Hospital Revenue,
	5.50%, 11/01/2032
	(Pre-refunded to
	11/01/2013)	5,078,655
		5,381,385
South Dakota – 0.3%
610,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	698,060

Tennessee – 0.9%
230,000	Metropolitan
	Government Nashville &
	Davidson County
	Tennessee H&E, 6.10%,
	07/01/2010 (ETM)	238,616
1,545,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee Water
	& Sewer Revenue, 6.50%,
	12/01/2014 (ETM)	1,898,341
		2,136,957
Texas – 16.3%
1,125,000	Barbers Hill Texas
	Independent School
	District General Obligation,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,219,612
1,000,000	Copperas Cove Texas
	Independent School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,105,160
1,500,000	Cypress-Fairbanks Texas
	Independent School District,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,639,470
1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(PSF Guaranteed)	1,866,166
1,000,000	Georgetown Texas
	Independent School District,
	5.00%, 02/15/2016
	(PSF Guaranteed)	1,097,960
2,000,000	Harris County Texas,
	5.25%, 10/01/2017
	(Pre-refunded to
	10/01/2013)	2,269,020
1,720,000	Harris County Texas
	Health Facilities
	Development Corporation
	Hospital Revenue, 5.50%,
	10/01/2019 (ETM)	1,969,916
7,250,000	Houston Texas Health
	Facilities Corporate
	Facilities Revenue,
	7.125%, 02/15/2034
	(Pre-refunded to
	02/15/2014)	8,803,167

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5% (cont.)

Texas – 16.3% (cont.)
$1,920,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (ETM)	$2,279,251
1,315,000	La Porte Texas
	Independent
	School District,
	5.00%, 02/15/2018
	(MBIA Insured)	1,397,306
1,735,000	Lufkin Texas Independent
	School District,
	5.00%, 08/15/2015
	(PSF Guaranteed)	1,911,901
1,050,000	Magnolia Texas
	Independent School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,171,443
1,265,000	Mission Consolidation
	Independent School District,
	5.00%, 02/15/2019
	(PSF Guaranteed)	1,337,826
1,210,000	Pearland Texas Waterworks
	& Sewage, 5.25%,
	03/01/2023 (Pre-refunded
	to 03/01/2014)	1,386,914
1,295,000	Rockwall Texas
	Independent School
	District, 5.00%,
	02/15/2015
	(PSF Guaranteed)	1,437,010
775,000	Sam Rayburn Texas
	Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	806,605
1,565,000	San Antonio Texas Electric
	& Gas Revenue, 5.65%,
	02/01/2019 (ETM)	1,779,875
2,000,000	San Antonio Texas
	Independent School District,
	5.00%, 08/15/2017
	(PSF Guaranteed)	2,180,480
575,000	Socorro Texas Independent
	School District, 5.25%,
	08/15/2012
	(PSF Guaranteed)	630,890
265,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	284,652
1,900,000	Trinity River Authority
	Texas Revenue,
	5.50%, 02/01/2021
	(Pre-refunded 02/01/2013,
	MBIA Insured)	2,155,436
1,000,000	University of Houston
	Texas, 5.25%, 02/15/2012
	(FSA Insured)	1,089,550
		39,819,610
Utah – 0.3%
540,000	Salt Lake City Utah
	Hospital Revenue, 8.125%,
	05/15/2015 (ETM)	629,354

Virginia – 1.9%
1,095,000	Bristol Virginia Utility
	Systems General
	Obligation, 5.50%,
	11/01/2018 (ETM)	1,205,967
2,915,000	Tobacco Settlement
	Financing Corporation
	Revenue Bonds,
	5.625%, 06/01/2037
	(Pre-refunded to
	06/01/2015)	3,335,751
		4,541,718

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

MUNICIPAL BONDS – 85.5% (cont.)

Washington – 0.5%
$1,000,000	Snohomish County
	Washington Public
	Utilities Revenue Bonds,
	6.80%, 01/01/2020
	(ETM, MBIA Insured)	$1,202,740
	Total Municipal Bonds
	(Cost $200,773,283)	208,155,173

Shares

SHORT-TERM INVESTMENTS – 11.8%

Money Market Fund – 11.8%
28,770,399	Fidelity Institutional
	Tax-Exempt Portfolio	28,770,399
	Total Short-Term
	Investments
	(Cost $28,770,399)	28,770,399
	Total Investments
	(Cost $229,543,682) –
	97.3%	236,925,572
	Other Assets in Excess
	of Liabilities – 2.7%	6,638,010
	TOTAL NET
	ASSETS – 100.0%	$243,563,582

ETM – Escrowed to Maturity
^	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted SFAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 – Quoted prices	$28,770,399
Level 2 – Other significant observable inputs	208,155,173
Level 3 – Significant unobservable inputs	—
Total	$236,925,572

Baird Core Plus Bond Fund

December 31, 2008

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.  The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Extreme volatility in the financial markets led to severely dislocated prices of bonds in several sectors that we believe do not reflect sound credit fundamentals.  The Fund underperformed its benchmark index in 2008.  The primary factors for the underperformance were:

•	The Fund’s underweight to U.S. Treasuries which outperformed all other market sectors due to a flight to quality by investors;

•	The Fund’s overweighting to the finance sector relative to the benchmark and exposure to non-Agency mortgage-backed and asset-backed securities; and

•	An underweight to the high yield sector was positive for performance relative to the benchmark.

The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of over 300 securities at year end.

The Fund ended 2008 with a yield advantage versus its benchmark index.  Despite the unprecedented market volatility, we are confident of the integrity of the issues we hold and the structure of the Fund overall.  We feel very strongly that the Fund will realize its sizeable yield advantage over time and outperform its benchmark through the completion of this historic and severe credit cycle.

Portfolio Characteristics

Quality Distribution*		Sector Weightings*

Net Assets:	$188,566,913	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	6.43%	Investor Class:	0.55%	***
Investor Class:	6.19%	Portfolio Turnover Rate:	27.7%
Average Effective Duration:	3.77 years	Total Number of Holdings:	301
Average Effective Maturity:	5.74 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2008.
***	Includes 0.25% 12b-1 fee.

Baird Core Plus Bond Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird Core Plus Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended December 31, 2008	One Year	Five Years	Inception(1)
Institutional Class Shares	-1.79%	3.81%	5.77%
Investor Class Shares	-2.07%	3.57%	5.51%
Barclays Capital U.S. Universal Bond Index(2)	2.38%	4.29%	5.92%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2008.
(2)
The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0%

Asset Backed Securities – 7.6%
$900,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	1.235%, 02/15/2013	$825,585
169,809	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-2, Class A6,
	6.41%, 12/25/2027	153,866
600,000	Bayview Financial
	Acquisition Trust,
	Series 2007-A,
	6.205%, 05/28/2037	507,468
175,000	Capital One Multi-Asset
	Execution Trust,
	Series 2006-9A, Class A9,
	1.21%, 05/15/2013	159,861
5,795	Contimortgage Home
	Equity Loan Trust,
	Series 1997-5, Class A6,
	6.87%, 03/15/2024	5,763
	Countrywide Asset-Backed
	Certificates:
200,000	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	154,434
1,500,000	Series 2006-S7, Class A2,
	5.571%, 11/25/2035	536,598
595,125	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	519,979
94,944	Series 2005-13, Class AF2,
	5.294%, 04/25/2036	93,073
1,000,000	Series 2005-13, Class AF3,
	5.43%, 04/25/2036	803,965
392,884	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	126,690
1,000,000	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	939,020
1,300,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	1,160,538
616,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	358,645
846,038	Credit-Based Asset
	Servicing and Security,
	Series 2005-CB3, Class AF4
	4.725%, 02/25/2035	738,516
	Discover Card
	Master Trust I:
825,000	Series 2005-2, Class A,
	1.23%, 04/17/2012	790,086
500,000	Series 2003-3, Class A,
	1.39%, 09/15/2012	462,866
477,230	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class A2,
	1.12%, 02/25/2036	203,843
	Green Tree Financial
	Corporation:
28,229	Series 1997-1, Class A5,
	6.86%, 03/15/2028	23,162
84,506	Series 1997-4, Class A5,
	6.88%, 02/15/2029	68,721
943,534	Series 1998-3, Class A5,
	6.22%, 03/01/2030	685,843
391,495	Series 1998-4, Class A5,
	6.18%, 04/01/2030	250,973
55,702	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	37,036

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Asset Backed Securities – 7.6% (cont.)
	Renaissance Home
	Equity Loan Trust:
$169,450	Series 2006-1, Class AF2,
	5.533%, 05/25/2036	$168,519
519,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	424,117
886,580	Series 2006-3, Class AF2,
	5.58%, 11/25/2036	848,591
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	378,273
1,500,000	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	1,136,788
260,491	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS10,
	Class AI7, 4.85%,
	11/25/2033	193,468
347,931	Residential Asset
	Securities Corporation,
	Series 2003-KS5, Class AI6,
	3.62%, 07/25/2033	211,731
400,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007,
	Cost $383,484)* #	60,000
	Structured Asset
	Securities Corporation:
12,824	Series 2004-11XS,
	Class 1A3A, 4.76%,
	06/25/2034	12,787
1,541,435	Series 2005-7XS,
	Class 1A4B, 5.44%,
	04/25/2035	1,163,335
		14,204,140
Financial – 16.9%
825,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	844,463
1,000,000	American General Finance
	Corporation Senior Notes,
	6.90%, 12/15/2017	432,773
155,000	Associates Corporation
	North America
	Subordinated Debentures,
	8.15%, 08/01/2009	154,415
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	522,585
300,000	Bank of
	America Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	329,053
200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 03/02/2009)	165,042
400,000	Bear Stearns Cos.,
	Inc., Series B,
	6.95%, 08/10/2012	415,429
1,000,000	BOI Capital Funding No.3,
	6.107%, 02/04/2016 * f	219,788
170,000	Capmark Financial
	Group, Inc.,
	5.875%, 05/10/2012	57,969
600,000	CIT Group Funding
	Company of Canada,
	5.20%, 06/01/2015 f	421,232
	CIT Group, Inc.:
75,000	4.75%, 12/15/2010	66,020
250,000	7.625%, 11/30/2012	211,042
400,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	123,517

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Financial – 16.9% (cont.)
$700,000	Citigroup Capital XXI,
	8.30%, 12/21/2077
	(Callable 12/21/2037)	$539,866
825,000	Countrywide Financial
	Corporation
	Subordinated Notes,
	6.25%, 05/15/2016	783,344
500,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	486,050
500,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 03/27/2009)	361,068
1,000,000	First Empire
	Capital Trust II,
	8.277%, 06/01/2027
	(Callable 03/27/2009)	723,790
1,100,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	1,108,326
1,300,000	First Tennessee Capital I,
	8.07%, 01/06/2027	802,481
250,000	First Union Capital I,
	Series A,
	7.935%, 01/15/2027
	(Callable 03/27/2009)	207,489
150,000	General Electric Capital
	Corporation Notes,
	6.00%, 06/15/2012	153,907
	General Motors Acceptance
	Corporation Notes:
75,000	7.75%, 01/19/2010	66,891
450,000	6.875%, 09/15/2011	364,338
250,000	6.75%, 12/01/2014	170,912
1,627,000	Genworth Global
	Funding Trust,
	5.125%, 03/15/2011	1,143,115
425,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	12/04/2006 and
	09/29/2008;
	$148,928, $198,740 and
	$71,779, respectively)*	172,039
	GMAC LLC:
49,000	7.50%, 12/31/2013
	(Acquired 12/31/2008,
	Cost $176,953)* #	35,748
59,000	8.00%, 12/31/2018
	(Acquired 12/31/2008,
	Cost $213,066)* #	30,935
	Goldman Sachs Group, Inc.:
100,000	5.15%, 01/15/2014	90,063
1,000,000	5.95%, 01/18/2018	948,172
530,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 05/19/2006 and
	12/23/2008; Cost $32,014
	and $500,000)*	505,436
800,000	Hartford Financial
	Services Group,
	8.125%, 06/15/2068
	(Callable 06/15/2018)	421,199
175,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	175,173
700,000	Huntington National
	Bank Notes,
	8.00%, 04/01/2010	641,774
1,110,000	Invesco Ltd.,
	5.375%, 12/15/2014 f	940,040

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Financial – 16.9% (cont.)
	Istar Financial, Inc.:
$500,000	Series B,
	4.875%, 01/15/2009	$453,750
400,000	5.85%, 03/15/2017	120,000
100,000	J.P. Morgan Chase
	Capital XV,
	5.875%, 03/15/2035	77,390
400,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	233,851
600,000	Key Bank NA,
	7.413%, 05/06/2015	515,041
400,000	Lehman Brothers
	Holdings Senior Notes,
	8.80%, 03/01/2015 @	38,000
	Liberty Mutual Group:
50,000	6.50%, 03/15/2035
	(Acquired 09/29/2008,
	Cost $36,910)*	28,671
625,000	10.75%, 06/15/2058
	(Callable 06/15/2038)
	(Acquired 05/21/2008
	and 08/28/2008;
	Cost $489,025
	and $113,750,
	respectively)*	343,750
	Liberty Mutual Insurance,
375,000	7.697%, 10/15/2097
	(Acquired 03/26/2003,
	Cost $240,077)*	249,161
825,000	Lincoln National
	Corporation,
	6.05%, 04/20/2067
	(Callable 04/20/2017)	330,000
500,000	Manufacturer And
	Traders Trust Co.,
	6.625%, 12/04/2017	465,212
700,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	621,025
700,000	MBIA Insurance Company,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008,
	Cost $700,000)*	357,000
	Merrill Lynch
	& Co., Inc.:
100,000	5.00%, 02/03/2014	96,952
500,000	6.875%, 04/25/2018	550,840
600,000	7.75%, 05/14/2038	627,616
	Morgan Stanley
	Senior Unsecured Notes:
800,000	5.625%, 01/09/2012	758,646
125,000	6.625%, 04/01/2018	109,661
400,000	National Australia Bank
	Ltd. Subordinated Notes,
	Series A, 8.60%,
	05/19/2010 f	408,091
75,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	79,257
871,000	National City Bank,
	6.20%, 12/15/2011	817,658
500,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	481,682
859,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	546,475
	Popular North
	American, Inc.:
475,000	5.65%, 04/15/2009	470,589
1,000,000	4.70%, 06/30/2009	977,363

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Financial – 16.9% (cont.)
$300,000	Principal Financial
	Group (AU) Senior Notes,
	8.20%, 08/15/2009
	(Acquired 09/16/2005
	and 12/23/2008;
	Cost $102,072
	and $198,848)* f	$302,395
550,000	Principal Life
	Income Funding,
	5.10%, 04/15/2014	513,491
950,000	Protective Life Corporation
	Senior Notes,
	4.30%, 06/01/2013	774,509
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047
	(Callable 05/15/2027)	762,119
200,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	208,135
1,775,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	887,695
	Sovereign Bank:
1,100,000	1.73%, 03/23/2010	976,727
643,000	8.75%, 05/30/2018	635,242
1,200,000	Toll Road Inv.
	Partnership II,
	Series 1999B,
	0.00%, 02/15/2009
	(Acquired 02/04/2008,
	Cost $1,192,733)* ^	1,196,364
775,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	507,654
100,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	97,740
100,000	Unitrin, Inc.
	Senior Unsecured Notes,
	6.00%, 05/15/2017	71,571
1,400,000	Washington Mutual
	Prefered Funding Trust III,
	6.895%, 12/31/2049
	(Callable 06/15/2012)
	(Acquired 12/12/2007
	and 02/05/2008;
	Cost $761,027 and
	$141,087)* @	140
375,000	Western Financial Bank
	Subordinated Debentures,
	9.625%, 05/15/2012
	(Callable 05/15/2009)	369,454
		31,896,401
Industrial – 11.7%
1,000,000	American Standard Inc.,
	8.25%, 06/01/2009	1,006,069
420,590	Atlas Air, Inc.
	Pass-Thru Certificates,
	Series 2000-1,
	8.707%, 01/02/2019	336,472
	Bunge Ltd. Finance
	Corporation Notes:
150,000	5.35%, 04/15/2014	107,612
200,000	5.10%, 07/15/2015	145,486
150,000	CBS Corporation,
	7.70%, 07/30/2010	146,622
375,000	Clear Channel
	Communications,
	4.50%, 01/15/2010	225,000
275,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	282,759
500,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	531,031

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Industrial – 11.7% (cont.)
	Continental Airlines, Inc.
	Pass-Thru Certificates:
$157,149	Series 2000-2,
	Class C, 8.312%	$127,290
59,165	Series 1997-4,
	6.90%, 01/02/2018	47,332
100,000	COX Communications
	Inc. Notes,
	7.875%, 08/15/2009	98,299
750,000	CSX Corporation,
	6.25%, 04/01/2015	736,207
200,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	246,628
250,000	Donnelley (R.R.)
	& Sons Co.,
	6.125%, 01/15/2017	177,874
430,419	Federal Express
	Corporation 1995 Pass-Thru
	Certificates, Series B2,
	7.11%, 01/02/2014	406,746
500,000	First Data Corporation,
	9.875%, 09/24/2015
	(Callable 09/30/2011)	302,500
600,000	Fiserv, Inc.,
	6.125%, 11/20/2012	563,721
575,000	Ford Motor
	Company Debentures,
	9.215%, 09/15/2021	132,250
150,000	Georgia Pacific LLC,
	9.50%, 12/01/2011	141,750
642,448	GGIC Funding Corporation,
	5.129%, 01/15/2014
	(Acquired 11/21/2008,
	Cost $612,749)*	610,056
500,000	GTE Corporation,
	8.75%, 11/01/2021	540,630
1,025,000	Hanson Australia
	Funding,
	5.25%, 03/15/2013 f	348,516
	Hanson PLC Notes: f
1,150,000	7.875%, 09/27/2010	464,441
350,000	6.125%, 08/15/2016	121,886
100,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 01/26/2005,
	Cost $106,350)*	106,682
350,000	Health Management
	Association,
	6.125%, 04/15/2016	217,000
	Historic TW, Inc.:
600,000	9.125%, 01/15/2013	594,604
92,000	6.875%, 06/15/2018	82,146
800,000	Humana Inc.,
	7.20%, 06/15/2018	643,350
225,000	Hutchison Whampoa
	International Limited,
	6.25%, 01/24/2014
	(Acquired 06/23/2005
	and 09/29/2008;
	Cost $157,374
	and $73,452)* f	215,185
	International
	Paper Company Notes:
1,000,000	4.25%, 01/15/2009	999,655
825,000	7.40%, 06/15/2014	676,260
300,000	Kraft Foods, Inc.,
	6.125%, 08/23/2018	295,762
300,000	Martin Marietta
	Materials, Inc.,
	6.25%, 05/01/2037	169,821

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Industrial – 11.7% (cont.)
$250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018*	$215,086
275,000	New Cingular Wireless
	Services, Inc. Senior Notes,
	8.75%, 03/01/2031	343,774
50,000	Pactiv Corporation
	Senior Unsecured Notes,
	7.95%, 12/15/2025	46,765
200,000	PCCW-HWT Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003,
	Cost $199,066)* f	171,130
100,000	PCCW -HKT
	Capital III Ltd.,
	5.25%, 07/20/2015
	(Acquired 09/29/2008,
	Cost $83,608)* f	73,675
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/29/2008,
	Cost $73,216)* f	66,044
575,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010	605,188
300,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	245,028
925,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	678,183
300,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007
	and 09/29/2008; Cost
	$197,602 and
	$100,544, respectively)* f	249,722
	Sprint Capital
	Corporation:
550,000	6.90%, 05/01/2019	390,500
300,000	8.75%, 03/15/2032	202,500
250,000	Sungard Data Systems
	Inc. Notes,
	3.75%, 01/15/2009	249,375
100,000	Sunoco, Inc. Senior
	Unsecured Notes,
	5.75%, 01/15/2017	83,107
	Telecom Italia Capital: f
340,000	4.95%, 09/30/2014	258,825
850,000	7.20%, 07/18/2036	654,500
300,000	Telefonica
	Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	299,479
	Time Warner, Inc.:
300,000	7.625%, 04/15/2031	294,843
95,000	7.70%, 05/01/2032	95,117
25,000	Time Warner
	Entertainment
	Senior Notes,
	8.875%, 10/01/2012	25,212
500,000	Transocean, Ltd.,
	6.80%, 03/15/2038 f	445,974
500,000	Tyco Electronics
	Group S.A.,
	7.125%, 10/01/2037 f	378,283
	Tyco International
	Finance: f
150,000	6.125%, 01/15/2009	149,803
50,000	6.00%, 11/15/2013	46,916
	United AirLines, Inc.
	Pass-Thru Certificates:
172,532	Series 1991-A,
	10.02%, 03/22/2014	71,170

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Industrial – 11.7% (cont.)
$106,054	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	$98,630
73,583	Series 2000-2, Class C,
	7.762%, 12/31/2049	61,993
1,000,000	Unitedhealth Group, Inc.
	Senior Unsecured Notes,
	6.00%, 02/15/2018	922,633
651,149	U.S. Airways
	Pass-Thru Trust,
	Series 1998-1, Class B,
	7.35%, 07/30/2019 #	383,331
322,000	USX Corporation,
	9.125%, 01/15/2013	343,318
	Vale Overseas Limited: f
100,000	8.25%, 01/17/2034	106,270
125,000	6.875%, 11/21/2036	113,463
350,000	Verizon New York, Inc.
	Senior Unsecured Notes,
	8.625%, 11/15/2010	363,928
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	124,334
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	398,660
500,000	6.15%, 02/27/2037	494,216
500,000	Vulcan Materials,
	7.15%, 11/30/2037	359,580
75,000	Wellpoint, Inc.
	Senior Unsecured Notes,
	5.95%, 12/15/2034	62,308
		22,020,505
Mortgage Backed Securities – 33.9%
	Bank of America
	Alternative Loan Trust:
162,867	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	139,362
328,479	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	272,192
129,234	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	93,695
	Chase Mortgage
	Finance Corporation:
90,632	Series 2003-S13, Class A11,
	5.50%, 11/25/2033	86,904
700,000	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036	300,479
114,792	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-4, Class A5,
	5.50%, 06/25/2034	105,825
	Citigroup Mortgage
	Loan Trust, Inc.:
214,552	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	163,234
322,875	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035	201,396
	Countrywide Alternative
	Loan Trust:
1,047,395	Series 2006-7CB,
	Class 3A1, 5.25%,
	05/25/2021	711,902
249,425	Series 2006-43CB,
	Class 2A1, 6.00%,
	02/25/2022	183,951
1,210,880	Series 2006-28CB,
	Class A17, 6.00%,
	02/25/2022	844,733
1,000,000	Series 2005-10CB,
	Class 1A6, 5.50%,
	05/25/2035	780,567

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Mortgage Backed Securities – 33.9% (cont.)
$132,350	CS First Boston Mortgage
	Securities Corporation,
	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	$116,815
379,535	Deutsche Securities Inc.
	Mortgage, Series 2006-AR5,
	Class 21A, 6.00%,
	10/25/2021	332,525
889,357	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3,
	Class A1B, 7.34%,
	10/10/2032	887,752
	Federal Gold Loan Mortgage
	Corporation (FGLMC):
499,200	5.50%, 11/01/2017	515,990
515,812	5.00%, 12/01/2020	530,872
911,797	5.00%, 05/01/2021	938,418
229,395	6.00%, 06/01/2021	237,888
143,017	6.50%, 12/01/2028	149,766
69,217	6.50%, 06/01/2029	72,439
3,774,434	5.50%, 04/01/2037	3,867,564
	Federal Home Loan Mortgage
	Corporation (FHLMC):
321,440	Series 3122, Class VA,
	6.00%, 01/15/2017	333,384
2,828,494	Series R010, Class VA,
	5.50%, 04/15/2017	2,946,582
1,880,471	Series R010, Class AB,
	5.50%, 12/15/2019	1,919,891
14,177	Series 1053, Class G,
	7.00%, 03/15/2021	14,831
31,985	Series 136, Class E,
	6.00%, 04/15/2021	31,945
300,000	Series 2673, Class NC,
	5.50%, 05/15/2021	308,397
243,458	Series 2804, Class VC,
	5.00%, 07/15/2021	250,441
27,426	Series 1122, Class G,
	7.00%, 08/15/2021	28,094
68,207	Series 1186, Class I,
	7.00%, 12/15/2021	72,088
167,150	Series 3132, Class MA,
	5.50%, 12/15/2023	170,484
120,991	Series 2598, Class QC,
	4.50%, 06/15/2027	121,284
	Federal National Mortgage
	Association (FNMA):
211,889	5.00%, 02/01/2018	219,400
150,382	5.00%, 10/01/2018	155,242
148,493	5.00%, 11/01/2018	153,292
1,938,385	5.50%, 03/01/2023	1,994,176
749,010	5.50%, 07/01/2023	770,567
1,023,957	5.50%, 12/01/2023	1,053,429
260,681	6.00%, 03/01/2026	268,957
1,457,350	5.00%, 05/01/2028	1,492,244
112,209	6.50%, 09/01/2028	117,433
220,514	6.50%, 02/01/2029	230,782
185,685	5.50%, 01/01/2032	191,235
1,914,133	5.50%, 04/01/2034	1,966,853
190,015	5.50%, 02/01/2035	195,130
3,211,590	5.50%, 02/01/2035	3,298,039
8,809,147	5.50%, 04/01/2036	9,040,762
1,841,194	6.00%, 08/01/2037	1,868,648
13,478	Series 1989-94, Class G,
	7.50%, 12/25/2019	14,576
55,988	Series 1990-15, Class J,
	7.00%, 02/25/2020	59,702
11,666	Series 1991-21, Class J,
	7.00%, 03/25/2021	12,415
218,690	Series 1991-43, Class J,
	7.00%, 05/25/2021	233,537

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Mortgage Backed Securities – 33.9% (cont.)
$276,538	Series 1991-65, Class Z,
	6.50%, 06/25/2021	$287,301
430,105	Series 1992-129, Class L,
	6.00%, 07/25/2022	439,514
1,260,876	Series 2003-33, Class LD,
	4.25%, 09/25/2022	1,272,363
83,689	Series 1993-32, Class H,
	6.00%, 03/25/2023	85,994
440,900	Series 1993-58, Class H,
	5.50%, 04/25/2023	459,766
182,296	Series 2003-31, Class KG,
	4.50%, 12/25/2028	183,306
2,300,000	Series 2002-85, Class PD,
	5.50%, 05/25/2031	2,346,753
38,856	Series 2003-44, Class AB,
	3.75%, 05/25/2033	38,480
895,486	Series 2004-W6, Class 1A4,
	5.50%, 07/25/2034	848,880
758,522	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	705,098
1,500,000	Series 2004-W10,
	Class A4, 5.75%,
	08/25/2034	1,368,975
	First Horizon Alternative
	Mortgage Securities:
239,931	Series 2006-FA6,
	Class 3A1, 5.75%,
	11/25/2021	219,627
2,075,691	Series 2006-FA8,
	Class 2A1, 5.75%,
	02/25/2037	1,440,393
825,000	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	794,605
	GE Capital Commercial
	Mortgage Corporation:
877,304	Series 2000-1, Class A2,
	6.496%, 01/15/2033	861,423
1,300,000	Series 2003-C2, Class A4,
	5.145%, 07/10/2037	1,159,200
600,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	511,675
1,500,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	1,302,635
	Government National
	Mortgage Association
	(GNMA):
127,224	6.00%, 12/20/2028	131,799
47,022	6.50%, 01/20/2029	49,505
122,510	6.00%, 11/20/2033	126,464
675,495	Series 2003-2, Class PB,
	5.50%, 03/20/2032	691,288
1,681,841	J.P. Morgan
	Alternative Loan Trust,
	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	1,311,311
	J.P. Morgan Mortgage Trust:
600,000	Series 2006-A7, Class 2A4R,
	5.43%, 01/25/2037	300,765
700,000	Series 2007-A2, Class 2A3,
	5.69%, 04/25/2037	391,356
	Master Alternative
	Loans Trust:
842,291	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	738,057
509,354	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	441,681
167,464	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	155,636

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Mortgage Backed Securities – 33.9% (cont.)
	Salomon Brothers Mortgage
	Securities VII:
$696,044	Series 2000-C1, Class A2,
	7.52%, 12/18/2009	$694,596
1,244,746	Series 2000-C2, Class A2,
	7.455%, 07/18/2033	1,241,379
1,250,000	Wachovia Bank
	Commercial Mortgage Trust,
	Series 2003-C3, Class A2,
	4.867%, 02/15/2035	1,112,844
	Washington Mutual, Inc.
	Pass-Thru Certificates:
315,375	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	307,885
576,772	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	536,218
186,617	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	160,024
119,459	Series 2004-CB4,
	Class 22A, 6.00%,
	12/25/2019	110,007
		63,894,912
Taxable Municipal Bonds – 0.6%
1,400,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	1,011,416
177,823	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	172,825
		1,184,241
Utilities – 3.8%
300,000	Appalachian Power
	Company Senior
	Unsecured Notes,
	6.70%, 08/15/2037	278,921
165,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	151,800
200,000	Commonwealth Edison,
	5.40%, 12/15/2011	194,721
500,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007
	and 09/29/2008; Cost
	$398,940 and $99,957,
	respectively)* f	383,900
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	133,918
75,000	Exelon Corporation
	Senior Unsecured Notes,
	5.625%, 06/15/2035	47,345
1,000,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067
	(Callable 09/01/2017)	560,000
	Kinder Morgan Energy
	Partners Senior Notes:
100,000	6.50%, 02/01/2037	76,351
250,000	6.95%, 01/15/2038	202,187
300,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	223,500
63,011	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004,
	Cost $65,558)*	58,915
65,000	Korea Electric Power
	Corporation,
	6.75%, 08/01/2027 f	48,688
100,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	87,135

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.0% (cont.)

Utilities – 3.8% (cont.)
	National Rural Utilities
	Senior Unsecured Notes:
$200,000	7.25%, 03/01/2012	$205,925
600,000	10.375%, 11/01/2018	702,245
	Nisource Finance
	Corporation:
536,000	6.15%, 03/01/2013	413,010
900,000	5.40%, 07/15/2014	615,832
625,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	604,992
50,000	Pacific Gas & Electric
	Company 1st Mortgage,
	6.05%, 03/01/2034	53,103
475,000	Pepco Holdings, Inc.
	Senior Notes,
	6.125%, 06/01/2017	396,862
100,000	PPL Energy Supply, LLC
	Bonds, Series A
	5.70%, 10/15/2015	82,404
200,000	PPL Energy Supply LLC
	Senior Unsecured Notes,
	6.20%, 05/15/2016	165,590
200,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	188,523
500,000	Public Service Company
	Of New Mexico,
	7.95%, 05/15/2018	406,879
284,544	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	336,183
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007,
	Cost $299,502)*	237,737
	Williams Cos. Inc. Notes:
175,000	7.125%, 09/01/2011	161,000
200,000	7.875%, 09/01/2021	153,000
		7,170,666
U.S. Government Agency Issues – 10.4%
17,800,000	Federal National Mortgage
	Association (FNMA),
	6.00%, 05/15/2011	19,674,037
		19,674,037
U.S. Treasury Obligations – 12.1%
16,725,000	U.S. Treasury Bonds,
	6.25%, 08/15/2023	22,811,329
	Total Long-Term
	Investments
	(Cost $196,533,391)	182,856,231

Shares

SHORT-TERM INVESTMENTS – 2.7%

Money Market Fund – 2.7%
5,132,178	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	5,132,178
	Total Short-Term
	Investments
	(Cost $5,132,178)	5,132,178

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 23.1%

Certificates of Deposit – 4.2%
$1,766,996	Abbey National Treasury
	Service, Series YCD1,
	1.09%, 02/20/09	1,766,855

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 23.1% (cont.)

Certificates of Deposit – 4.2% (cont.)
$1,766,996	Barclays Bank,
	3.3615%, 03/16/09	$1,765,600
	Natixis Bank of New
	York, Series YCD1:
1,247,292	0.89%, 02/18/09	1,247,217
1,039,410	0.89%, 06/30/09	1,041,114
1,559,114	Royal Bank of
	Scotland Group PLC,
	2.9944%, 05/06/09	1,559,083
519,705	Societe Generale of
	New York, Series YCD1,
	2.0625%, 02/20/09	519,674
		7,899,543
Commercial Paper – 0.5%
936,072	Atlantic East
	Funding, LLC,
	3.0588%, 03/25/09 #	936,072
		936,072
Corporate Bonds and Notes – 2.2%
	Allstate Life GL:
1,143,351	3.0575%, 03/20/09	1,135,839
519,705	1.775%, 07/21/09	509,929
1,039,410	Svenska Handelsbanken,
	4.410%, 08/06/09	1,038,880
1,559,114	Wachovia Bank NA,
	3.0013%, 05/01/09	1,541,949
		4,226,597
Government Agencies – 1.6%
2,910,347	Federal Home Loan Banks,
	0.645%, 03/02/09	2,908,688
		2,908,688

Shares

Investment Companies – 14.6%
26,830,358	Mount Vernon Securities
	Lending Trust – Prime
	Portfolio	26,830,358
701,031	Reserve Primary Fund #	701,031
		27,531,389
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $43,502,289)	43,502,289
	Total Investments
	(Cost $245,167,858) –
	122.8%	231,490,698
	Other Liabilities in Excess
	of Assets – (22.8)%	(42,923,785)
	TOTAL NET
	ASSETS – 100.0%	$188,566,913

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in Default

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted SFAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 – Quoted prices	$31,962,536
Level 2 – Other significant observable inputs	198,317,117
Level 3 – Significant unobservable inputs	1,211,045
Total	$231,490,698

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments, at Value
Balance as of 12/31/07	$1,107,921
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3*	103,124
Balance as of 12/31/08	$1,211,045

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Short-Term Bond Fund

December 31, 2008

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year Government/Credit Bond Index.  The Barclays Capital 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

Extreme volatility in the financial markets led to severely dislocated prices of bonds in several sectors that we believe do not reflect sound credit fundamentals.  The Fund underperformed its benchmark index in 2008.  The primary factors for the underperformance were:

•	The Fund’s underweight to U.S. Treasuries which outperformed all other market sectors due to a flight to quality by investors;

•	Exposure to non-Agency mortgage-backed and asset-backed securities; and

•	The Fund’s overweighting to the finance sector relative to the benchmark.

The Fund maintained its duration-neutral strategy, holding a broadly diversified portfolio of over 170 securities at year end.

The Fund ended 2008 with a yield advantage versus its benchmark index.  Despite the unprecedented market volatility, we are confident of the integrity of the issues we hold and the structure of the Fund overall.  We feel very strongly that the Fund will realize its sizeable yield advantage over time and outperform its benchmark through the completion of this historic and severe credit cycle.

Portfolio Characteristics

Quality Distribution*		Sector Weightings*

Net Assets:	$214,999,406	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	7.51%	Portfolio Turnover Rate:	98.5%
Average Effective Duration:	1.78 years	Total Number of Holdings:	179
Average Effective Maturity:	2.00 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended December 31, 2008.

Baird Short-Term Bond Fund

Institutional Class*
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (8/31/04), assuming reinvestment of all distributions.

*	The Baird Short-Term Bond Fund is currently offering only the Institutional Class shares to investors.

Baird Short-Term Bond Fund

Average Annual Total Returns

For the Periods Ended December 31, 2008	One Year	Since Inception(1)
Institutional Class	-1.79%	2.47%
Barclays Capital 1-3 Year Government/Credit Bond Index(2)	4.97%	4.10%

(1)	For the period from August 31, 2004 (commencement of operations) to December 31, 2008.
(2)
The Barclays Capital 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and the line graph on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1%

Asset Backed Securities – 8.7%
	American Express Credit
	Account Master Trust:
$1,050,000	Series 2004-5, Class A,
	1.24%, 04/16/2012	$963,182
1,400,000	Series 2005-5, Class A,
	1.235%, 02/15/2013	1,350,226
52,035	Bombardier Capital
	Mortgage Securitization,
	Series 1998-A, Class A3,
	6.23%, 04/15/2028	42,280
2,442,232	Capital Auto Receivables
	Asset Trust, Series
	2006-SN1A, Class A4B,
	0.62%, 03/20/2010
	(Acquired 09/29/2008 and
	11/28/2008; Cost $632,161
	and $1,787,094)*	2,390,841
449,587	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	408,566
	Countrywide Asset-Backed
	Certificates:
1,500,000	Series 2006-S7, Class A2,
	5.571%, 11/25/2035	536,598
1,061,029	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	1,043,033
961,304	Series 2005-13, Class AF2,
	5.294%, 04/25/2036	942,362
2,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	1,878,040
2,495,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	1,816,112
1,500,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	873,324
1,011,836	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8,
	Class AF2, 5.303%,
	12/25/2035	914,022
1,225,000	Discover Card
	Master Trust I,
	Series 2005-2, Class A,
	1.225%, 04/17/2012	1,173,158
3,340,612	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class A2,
	1.121%, 02/25/2036	1,426,903
	Green Tree Financial
	Corporation:
141,752	Series 1996-3, Class A5,
	7.35%, 05/15/2027	128,226
59,975	Series 1998-2, Class A5,
	6.24%, 12/01/2028	45,474
665,711	Series 1998-3, Class A5,
	6.22%, 03/01/2030	483,897
529,878	Merrill Lynch Mortgage
	Investors Inc., Series
	2005-A8, Class A1C1,
	5.25%, 08/25/2036	483,844
2,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	1,515,717
348,992	Residential Asset Mortgage
	Products, Inc.,
	Series 2003-RS7,
	Class AI6, 5.34%,
	08/25/2033	326,864
		18,742,669

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1% (cont.)

Financial – 32.1%
	American General Finance
	Corporation Notes:
$1,099,000	8.45%, 10/15/2009	$791,291
1,000,000	4.00%, 03/15/2011	484,962
1,000,000	Ameriprise Financial, Inc.,
	5.35%, 11/15/2010	901,143
400,000	Amsouth Bancorporation,
	6.125%, 03/01/2009	398,623
1,130,000	Associates Corporation
	North America
	Subordinated Debentures,
	8.15%, 08/01/2009	1,125,739
820,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	816,626
2,000,000	Bank of Hawaii,
	6.875%, 03/01/2009	2,013,574
500,000	Bank of Ireland,
	1.898%, 12/18/2009 f	496,800
	Bank Tokyo –
	Mitsubishi UFJ Ltd.: f
250,000	8.40%, 04/15/2010	259,419
1,500,000	7.40%, 06/15/2011	1,452,197
251,000	Bank United
	Subordinated Notes,
	8.00%, 03/15/2009 @	25
383,000	Bayerische Landesbank
	Yankee Deposit Notes,
	5.65%, 02/01/2009 f	384,144
1,000,000	Bear Stearns Cos., Inc.,
	7.625%, 12/07/2009	1,020,008
500,000	Charles Schwab
	Corporation Senior Notes,
	8.05%, 03/01/2010	503,320
	CIT Group, Inc.
2,000,000	4.25%, 02/01/2010	1,833,550
700,000	4.75%, 12/15/2010	616,185
375,000	Citifinancial Debentures,
	10.00%, 05/15/2009	374,759
	Compass Bank
	Subordinated Notes:
1,000,000	6.45%, 05/01/2009	983,150
850,000	8.10%, 08/15/2009	829,961
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 01/26/2006
	and 05/31/2006; Cost
	$206,184 and $193,813)*	318,672
1,000,000	Countrywide Home
	Loans Notes,
	4.125%, 09/15/2009	988,281
1,000,000	Daimler Finance NA
	LLC, Series E,
	5.75%, 05/18/2009	970,484
397,000	Deutsche Bank
	Trust Corporation
	Subordinated Notes,
	7.25%, 10/15/2011	400,387
175,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	170,117
1,000,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 2/27/2009)	722,137
1,500,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 03/27/2009)	1,325,380

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1% (cont.)
Financial – 32.1% (cont.)
$1,500,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	$1,511,353
800,000	First Union Capital,
	Series A, 7.935%,
	01/15/2027
	(Callable 3/27/2009)	663,964
1,475,000	GE Global Insurance
	Holding Corp.,
	7.50%, 06/15/2010	1,464,014
315,000	Genworth Financial, Inc.,
	4.75%, 06/15/2009	309,478
	Genworth Global
	Funding Trust:
400,000	2.06%, 02/10/2009	385,403
250,000	5.125%, 03/15/2011	175,648
787,000	GMAC LLC,
	7.50%, 12/31/2013
	(Acquired 12/31/2008;
	Cost $1,009,390)* #	574,164
1,440,000	Goldman Sachs
	Group, Inc.,
	6.875%, 01/15/2011	1,450,519
273,000	Goldman Sachs
	Group, Inc. Senior
	Unsubordinated Notes,
	7.80%, 01/28/2010	269,947
1,500,000	HSBC USA
	Capital Trust II,
	8.38%, 05/15/2027
	(Callable 2/27/2009)
	(Acquired 11/06/2007;
	Cost $1,553,661)*	1,490,859
1,300,000	Huntington National
	Bank Notes,
	8.00%, 04/01/2010	1,191,866
1,300,000	Invesco Ltd.,
	5.625%, 04/17/2012 f	1,189,467
2,000,000	Istar Financial,
	Inc., Series B,
	4.875%, 01/15/2009	1,815,000
600,000	Korea Development
	Bank Notes,
	3.875%, 03/02/2009 f	596,969
2,500,000	M&I Marshall
	& Ilsley Bank,
	2.05%, 06/16/2010	2,289,587
2,000,000	Marsh & McLennan
	Companies, Inc.,
	7.125%, 06/15/2009	1,994,682
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 2/27/2009)	2,216,738
1,500,000	Merrill Lynch & Co.,
	4.485%, 05/12/2010	1,445,323
1,000,000	Monumental Global
	Funding II,
	4.375%, 07/30/2009
	(Acquired 12/15/2008;
	Cost $975,601)*	992,091
1,020,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	1,008,679
	Morgan Stanley:
886,000	8.00%, 06/15/2010	889,219
170,000	6.60%, 04/01/2012	164,354
2,560,000	National Australia Bank
	Ltd. Subordinated
	Notes, Series A,
	8.60%, 05/19/2010 f	2,611,784

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1% (cont.)

Financial – 32.1% (cont.)
$245,000	National City Corporation,
	5.75%, 02/01/2009	$243,778
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 3/27/2009)	1,880,332
1,000,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027
	(Callable 3/27/2009)	459,690
500,000	Pacific Life
	Global Funding,
	3.75%, 01/15/2009
	(Acquired 10/16/2008,
	Cost $499,186)*	500,077
1,433,000	PNC Financial Services
	Subordinated Notes,
	9.65%, 06/15/2009	1,450,821
	PNC Funding Corporation:
1,050,000	6.125%, 02/15/2009	1,052,894
1,000,000	7.50%, 11/01/2009	998,583
2,965,000	Popular North American,
	Inc., 4.70%, 06/30/2009	2,897,881
1,500,000	Premium Asset
	Senior Notes,
	4.125%, 03/12/2009
	(Acquired 05/10/2007;
	Cost $1,493,386)*	181,875
1,800,000	Principal Financial
	Group (AU) Senior
	Notes, 8.20%, 08/15/2009
	(Acquired 05/14/2008 and
	11/28/2008; Cost $511,731
	and $1,305,564)* f	1,814,368
455,000	Republic New York
	Corporation Subordinated
	Notes, 9.70%, 02/01/2009	455,745
1,130,000	Santander Central
	Hispano Issuances,
	7.625%, 11/03/2009 f	1,108,527
550,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	572,371
1,724,000	Sovereign Bancorp, Inc.,
	4.80%, 09/01/2010	1,546,409
2,400,000	Toll Road Inv.
	Partnership II,
	Series 1999B,
	0.00%, 02/15/2009
	(Acquired 02/04/2008;
	Cost $2,385,468)* ^	2,392,728
1,075,000	Union Planters
	Corporation
	Subordinated Notes,
	7.75%, 03/01/2011	1,029,477
850,000	Unum Group,
	5.859%, 05/15/2009	810,940
2,675,000	Western Financial Bank
	Subordinated Debentures,
	9.625%, 05/15/2012
	(Callable 05/15/2009)	2,635,437
		68,913,975
Industrial – 15.9%
1,500,000	American Standard Inc.,
	8.25%, 06/01/2009	1,509,103
610,000	Anadarko Petroleum Corp.,
	2.40%, 09/15/2009
	(Callable 2/27/2009)	583,662
1,000,000	AOL Time Warner, Inc.,
	6.75%, 04/15/2011	976,374
150,000	BellSouth
	Telecommunication
	Debentures,
	5.875%, 01/15/2009	150,056

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1% (cont.)

Industrial – 15.9% (cont.)
$605,000	British Sky
	Broadcasting PLC,
	8.20%, 07/15/2009 f	$615,009
2,225,000	British Telecom
	PLC Notes,
	8.625%, 12/15/2010 f	2,288,855
1,825,000	CBS Corporation,
	7.70%, 07/30/2010	1,783,906
500,000	Clear Channel
	Communications
	Senior Notes,
	7.65%, 09/15/2010	290,000
500,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	531,031
725,000	Computer Sciences
	Corporation Senior Notes,
	7.375%, 06/15/2011	717,984
1,581,000	COX Communications
	Inc. Notes,
	7.875%, 08/15/2009	1,554,106
2,105,000	Deutsche Telekom
	International Finance BV,
	8.50%, 06/15/2010 f	2,168,306
1,625,000	Developers Diversified
	Realty Corp.,
	3.875%, 01/30/2009	1,588,364
662,000	Devon Energy
	Corporation Debentures,
	10.125%, 11/15/2009	674,473
1,500,000	Donnelley (R.R.)
	& Sons Co.,
	3.75%, 04/01/2009	1,471,599
500,000	Fiserv, Inc.,
	6.125%, 11/20/2012	469,767
1,500,000	France Telecom S.A.,
	7.75%, 03/01/2011 f	1,578,456
2,000,000	Home Depot, Inc.,
	3.75%, 09/15/2009	1,981,048
675,000	International Paper
	Company Notes,
	4.00%, 04/01/2010	649,558
1,000,000	New York
	Telephone Company,
	6.125%, 01/15/2010	998,130
1,400,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010	1,473,500
1,770,000	Republic Services, Inc.,
	7.125%, 05/15/2009	1,791,403
1,500,000	Sprint Capital
	Corporation Notes,
	6.375%, 05/01/2009	1,490,625
1,000,000	Telecom Italia Capital,
	4.00%, 01/15/2010 f	920,000
157,117	United AirLines, Inc.
	Pass-Thru Certificates,
	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	146,119
1,000,000	Unitedhealth Group, Inc.,
	1.705%, 06/21/2010
	(Callable 03/21/2009)	900,890
1,500,000	Verizon Communications,
	7.25%, 12/01/2010	1,572,542
	Vodafone Group PLC: f
1,105,000	7.75%, 02/15/2010	1,129,327
1,000,000	5.50%, 06/15/2011	996,651
	Waste Management, Inc.:
200,000	6.875%, 05/15/2009	199,071
910,000	7.65%, 03/15/2011	908,224
		34,108,139

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1% (cont.)

Mortgage Backed Securities – 27.6%
$764,463	Bank of America
	Alternative Loan Trust,
	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	$730,198
555,572	Chase Commercial
	Mortgage Securities
	Corporation,
	Series 1999-2, Class A2,
	7.198%, 01/15/2032	553,700
1,598,756	Chase Mortgage
	Finance Corporation,
	Series 2005-A1, Class 2A2,
	5.237%, 12/25/2035	1,328,797
	Citicorp Mortgage
	Securities, Inc.:
219,062	Series 2003-11, Class 2A8,
	5.50%, 12/25/2033	206,042
646,756	Series 2004-3, Class A2,
	5.25%, 05/25/2034	602,780
376,355	Series 2004-4, Class A2,
	5.25%, 06/25/2034	346,679
	Countrywide Alternative
	Loan Trust:
1,132,159	Series 2005-50CB,
	Class 4A1, 5.00%,
	11/25/2020	952,243
3,068,929	Series 2005-34CB,
	Class 1A6, 5.50%,
	09/25/2035	2,699,512
745,821	Series 2005-73CB,
	Class 1A7, 5.50%,
	01/25/2036	669,361
3,075,252	Series 2006-28CB,
	Class A17, 6.00%,
	10/25/2036	2,145,353
	Deutsche Alternative
	Securities Inc. Mortgage:
512,854	Series 2003-3, Class 2A5,
	5.00%, 10/25/2033	509,603
1,241,659	Series 2005-4, Class A2,
	5.05%, 09/25/2035	1,131,338
4,526,825	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3,
	Class A1B, 7.34%,
	10/10/2032	4,518,656
3,061,751	Federal Home Loan Bank,
	Series 00-0582, Class H,
	4.75%, 10/25/2010	3,107,677
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
159,499	Series 2548, Class HA,
	4.50%, 01/15/2010	160,951
460,495	Series 2835, Class VK,
	5.50%, 11/15/2012	468,811
722,337	Series 3033, Class LU,
	5.50%, 03/15/2013	742,526
2,084,223	Series 3124, Class VP,
	6.00%, 06/15/2014	2,166,859
2,640,786	Series R014, Class AL,
	5.50%, 10/15/2014	2,676,630
1,427,217	Series R001, Class AE,
	4.375%, 04/15/2015	1,442,306
260,130	Series 2789, Class VM,
	5.50%, 04/15/2015	268,838
765,794	Series 2390, Class PW,
	6.00%, 04/15/2015	771,670
1,386,379	Series 2857, Class VA,
	5.00%, 09/15/2015	1,427,916
126,344	Series 2541, Class JB,
	5.00%, 02/15/2016	128,020

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1% (cont.)

Mortgage Backed Securities – 27.6% (cont.)
$6,920,394	Series R007, Class AC,
	5.875%, 05/15/2016	$7,118,832
42,487	Series 5, Class B,
	2.14%, 05/15/2019	40,151
462,742	Series 2970, Class DA,
	5.50%, 01/15/2023	472,359
	Federal National Mortgage
	Association (FNMA):
444,684	5.50%, 07/01/2015	464,220
672,446	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	679,309
2,150,000	Series 2002-74, Class TD,
	5.00%, 12/25/2015	2,176,000
776,341	Series 2003-24, Class LC,
	5.00%, 12/25/2015	786,391
639,073	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	653,065
3,504,074	Series 2004-W6, Class 1A4,
	5.50%, 07/25/2034	3,321,705
1,388,844	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	1,291,024
4,200,000	Series 2004-W10,
	Class A24, 5.00%,
	08/25/2034	4,140,905
1,794,518	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	1,434,385
839,158	Residential Accredit Loans
	Inc., Series 2003-QS17,
	Class CB3, 5.50%,
	09/25/2033	836,546
	Salomon Brothers Mortgage
	Securities VII:
3,236,381	Series 2000-C1, Class A2,
	7.52%, 12/18/2009	3,229,652
1,120,272	Series 2000-C2, Class A2,
	7.455%, 07/18/2033	1,117,242
934,167	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	907,426
	Washington Mutual, Inc.
	Pass-Thru Certificates:
523,262	Series 2004-CB4,
	Class 21A, 5.50%,
	12/25/2019	475,669
477,837	Series 2004-CB4,
	Class 22A, 6.00%,
	12/25/2019	440,027
		59,341,374
Taxable Municipal Bonds – 1.6%
452,813	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	425,458
470,000	Missouri State Housing
	Development Revenue
	Bond, 5.74%, 03/01/2037	469,436
1,500,000	Pennsylvania State
	Turnpike Commission,
	5.29%, 10/15/2009	1,505,775
265,000	Redding California
	Redevelopment Agency
	Tax Allocation,
	6.00%, 09/01/2010	265,387
255,000	Richmond Joint Powers
	Financing Authority
	Tax Allocation,
	7.35%, 09/01/2010	257,004
571,574	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	555,508
		3,478,568

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

LONG-TERM INVESTMENTS – 98.1% (cont.)

Utilities – 5.2%
$940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	$864,800
1,000,000	Constellation Energy
	Group Inc. Senior Notes,
	6.125%, 09/01/2009	989,636
1,000,000	Energy Transfer
	Partners L.P.,
	9.70%, 03/15/2019	1,030,411
1,000,000	Kinder Morgan Energy
	Partners Senior Notes,
	6.30%, 02/01/2009	999,036
1,000,000	NiSource Finance
	Corporation,
	7.875%, 11/15/2010	915,090
1,500,000	Northern Border
	Pipeline Co.,
	7.75%, 09/01/2009	1,509,086
1,000,000	Pepco Holdings, Inc.
	Senior Notes,
	2.83%, 06/01/2010
	(Callable 2/27/2009)	990,560
2,350,000	PPL Capital Funding
	Trust I, Series A,
	4.33%, 03/01/2009	2,357,207
389,000	PSE&G Power LLC,
	3.75%, 04/01/2009	388,035
1,300,000	Williams Companies,
	Inc. Notes,
	6.375%, 10/01/2010
	(Acquired 07/09/2008;
	Cost $1,310,531)*	1,211,902
		11,255,763

U.S. Government Agency Issues – 3.4%
	Federal National Mortgage
	Association (FNMA),
7,000,000	3.625%, 02/12/2013	7,408,233
		7,408,233
U.S. Treasury Obligations – 3.6%
7,000,000	U.S. Treasury Notes,
	3.375%, 06/30/2013	7,632,184
	Total Long-Term
	Investments
	(Cost $224,298,761)	210,880,905

Shares

SHORT-TERM INVESTMENTS – 4.5%

Money Market Fund – 4.5%
9,602,812	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	9,602,812
	Total Short-Term
	Investments
	(Cost $9,602,812)	9,602,812

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 4.8%

Certificates of Deposit – 0.8%
$381,810	Abbey National Treasury
	Service, Series YCD1,
	1.09%, 02/20/09	381,779
381,810	Barclays Bank,
	3.3615%, 03/16/09	381,508
	Natixis Bank of
	New York, Series YCD1:
269,513	0.89%, 02/18/09	269,497

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 4.8% (cont.)

Certificates of Deposit – 0.8% (cont.)
$224,594	0.89%, 06/30/09	$224,962
336,891	Royal Bank of
	Scotland Group PLC,
	2.9944%, 05/06/09	336,884
112,297	Societe Generale of
	New York, Series YCD1,
	2.0625%, 02/20/09	112,290
		1,706,920
Commercial Paper – 0.5%
1,195,663	Atlantic East
	Funding, LLC,
	3.0588%, 03/25/09 #	1,195,663
		1,195,663
Corporate Bonds and Notes – 0.4%
	Allstate Life GL:
247,053	3.0575%, 03/20/09	245,430
112,297	1.775%, 07/21/09	110,185
224,594	Svenska Handelsbanken,
	4.410%, 08/06/09	224,480
336,891	Wachovia Bank NA,
	3.0013%, 05/01/09	333,182
		913,277
Government Agencies – 0.3%
628,863	Federal Home Loan Banks,
	0.645%, 03/02/09	628,505
		628,505

Shares

Investment Companies – 2.8%
5,797,463	Mount Vernon Securities
	Lending Trust – Prime
	Portfolio	5,797,463
151,478	Reserve Primary Fund #	151,478
		5,948,941
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $10,393,306)	10,393,306
	Total Investments
	(Cost $244,294,879) –
	107.4%	230,877,023
	Liabilities in Excess of
	Other Assets – (7.4)%	(15,877,617)
	TOTAL NET
	ASSETS – 100.0%	$214,999,406

*	Restricted Security Deemed Liquid
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in default

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted SFAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 – Quoted prices	$15,400,275
Level 2 – Other significant observable inputs	214,751,106
Level 3 – Significant unobservable inputs	725,642
Total	$230,877,023

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments, at Value
Balance as of 12/31/07	$1,415,168
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3 *	(689,526)
Balance as of 12/31/08	$725,642

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2008

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/08 – 12/31/08).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2008

Actual vs. Hypothetical Returns
For the Six Months Ended December 31, 2008

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	7/1/08	12/31/08	Period(1)	12/31/08	Period(1)
Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$ 987.30	$1.50	$1,023.63	$1.53
Investor Class	0.55%	$1,000.00	$ 985.50	$2.74	$1,022.37	$2.80

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$ 981.00	$1.49	$1,023.63	$1.53
Investor Class	0.55%	$1,000.00	$ 979.20	$2.74	$1,022.37	$2.80

Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,054.00	$1.55	$1,023.63	$1.53
Investor Class	0.55%	$1,000.00	$1,052.90	$2.84	$1,022.37	$2.80

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$ 979.30	$1.49	$1,023.63	$1.53
Investor Class	0.55%	$1,000.00	$ 977.70	$2.73	$1,022.37	$2.80

Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$ 973.60	$1.49	$1,023.63	$1.53

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 366 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities December 31, 2008

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value	$546,213,553	$1,075,168,909	$236,925,572	$231,490,698	$230,877,023
(cost $575,067,875; $1,139,491,801;
$229,543,682; $245,167,858;
& $244,294,879, respectively)
Uninvested Cash	—	—	—	—	5,946
Interest receivable	4,978,979	9,589,036	2,978,657	2,283,034	2,403,102
Receivable for investments sold or exchanged	86,708	315,833	—	47,957	157,985
Receivable for Fund shares sold	3,010,775	2,598,976	6,911,441	662,299	96,030
Total assets	554,290,015	1,087,672,754	246,815,670	234,483,988	233,540,086
LIABILITIES:
Payable for collateral received
for securities loaned (See Note 6)	140,806,453	212,021,054	—	43,502,289	10,393,306
Payable for securities purchased	7,117,997	2,153,286	2,092,691	1,669,522	7,668,560
Payable for Fund shares redeemed	39,964	750,282	1,102,000	576,306	425,565
Payable to Advisor and Distributor	102,694	226,644	57,397	62,272	53,249
Payable to the custodian	290,207	650,607	—	106,686	—
Total liabilities	148,357,315	215,801,873	3,252,088	45,917,075	18,540,680
NET ASSETS	$405,932,700	$871,870,881	$243,563,582	$188,566,913	$214,999,406
NET ASSETS CONSIST OF:
Capital stock	$433,763,534	$936,584,087	$236,797,656	$201,797,145	$228,407,441
Accumulated undistributed
net investment income	87,193	—	—	—	32,582
Accumulated net realized
gain (loss) on investments sold	936,295	(390,314)	(615,964)	446,928	(22,761)
Net unrealized appreciation (depreciation)
on investments	(28,854,322)	(64,322,892)	7,381,890	(13,677,160)	(13,417,856)
NET ASSETS	$405,932,700	$871,870,881	$243,563,582	$188,566,913	$214,999,406
INSTITUTIONAL CLASS SHARES
Net Assets	$401,914,872	$842,724,670	$226,148,164	$158,983,325	$214,999,406
Shares outstanding ($0.01 par value,
unlimited shares authorized)	40,203,656	86,482,977	20,594,998	16,814,148	23,247,321
Net asset value, offering and
redemption price per share	$10.00	$9.74	$10.98	$9.46	$9.25
INVESTOR CLASS SHARES
Net Assets	$4,017,828	$29,146,211	$17,415,418	$29,583,588
Shares outstanding ($0.01 par value,
unlimited shares authorized)	389,348	2,922,530	1,556,188	3,042,325
Net asset value, offering and
redemption price per share	$10.32	$9.97	$11.19	$9.72

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Year Ended December 31, 2008

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$23,337,409	$46,679,997	$5,576,187	$9,567,004	$11,796,470
Income from securities lending (Note 6)	320,308	391,035	—	85,533	120,718
Other income	76,132	281,767	3,096	79,981	69,584
Total investment income	23,733,849	47,352,799	5,579,283	9,732,518	11,986,772

EXPENSES:
Investment advisory fee	1,091,957	2,048,386	359,479	409,894	562,946
Administration fee	218,391	409,677	71,896	81,979	112,589
Distribution expense –
Investor Class Shares (Note 8)	9,116	65,731	5,990	54,989	—
Interest Expense (Note 7)	1,474	—	—	—	5,502
Total expenses	1,320,938	2,523,794	437,365	546,862	681,037

NET INVESTMENT INCOME	22,412,911	44,829,005	5,141,918	9,185,656	11,305,735

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	3,440,473	1,031,139	(274,006)	1,160,853	217,036
Change in unrealized
appreciation/depreciation on investments	(30,956,520)	(67,458,374)	5,662,406	(14,240,961)	(14,687,311)
Net realized and unrealized
gain (loss) on investments	(27,516,047)	(66,427,235)	5,388,400	(13,080,108)	(14,470,275)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,103,136)	$(21,598,230)	$10,530,318	$(3,894,452)	$(3,164,540)

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$22,412,911	$17,878,115
Net realized gain on investments	3,440,473	834,207
Change in unrealized appreciation/depreciation on investments	(30,956,520)	2,719,097
Net increase (decrease) in net assets resulting from operations	(5,103,136)	21,431,419

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	142,640,099	136,300,912
Shares issued to holders in reinvestment of dividends	19,625,331	15,901,882
Cost of shares redeemed	(130,271,025)	(82,165,056)
Net increase in net assets resulting
from capital share transactions	31,994,405	70,037,738

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(22,354,849)	(17,835,145)
From net realized gains	(26,596)	—
Total Distributions	(22,381,445)	(17,835,145)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(174,810)	(78,708)
From net realized gains	(231)	—
Total Distributions	(175,041)	(78,708)

TOTAL INCREASE IN NET ASSETS	4,334,783	73,555,304

NET ASSETS:
Beginning of year	401,597,917	328,042,613
End of year (including undistributed net investment
income of $87,193 and $196,255, respectively)	$405,932,700	$401,597,917

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$44,829,005	$27,527,327
Net realized gain (loss) on investments	1,031,139	(304,693)
Change in unrealized appreciation/depreciation on investments	(67,458,374)	3,082,857
Net increase (decrease) in net assets resulting from operations	(21,598,230)	30,305,491

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	380,122,590	448,144,815
Shares issued to holders in reinvestment of dividends	36,137,185	21,538,963
Cost of shares redeemed	(217,594,354)	(69,473,413)
Net increase in net assets resulting
from capital share transactions	198,665,421	400,210,365

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(43,763,255)	(27,032,183)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,376,855)	(296,350)

TOTAL INCREASE IN NET ASSETS	131,927,081	403,187,323

NET ASSETS:
Beginning of year	739,943,800	336,756,477
End of year (including undistributed net investment
income of $0 and $317,945, respectively)	$871,870,881	$739,943,800

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$5,141,918	$2,719,253
Net realized gain (loss) on investments	(274,006)	159
Change in unrealized appreciation/depreciation on investments	5,662,406	1,596,614
Net increase in net assets resulting from operations	10,530,318	4,316,026

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	160,219,164	53,013,622
Shares issued to holders in reinvestment of dividends	4,513,442	2,233,256
Cost of shares redeemed	(33,490,109)	(15,363,447)
Net increase in net assets resulting
from capital share transactions	131,242,497	39,883,431

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(5,091,785)	(2,682,064)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(97,675)	(14,673)

TOTAL INCREASE IN NET ASSETS	136,583,355	41,502,720

NET ASSETS:
Beginning of year	106,980,227	65,477,507
End of year (including undistributed net investment
income of $0 and $31,987, respectively)	$243,563,582	$106,980,227

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$9,185,656	$3,735,215
Net realized gain on investments	1,160,853	197,335
Change in unrealized appreciation/depreciation on investments	(14,240,961)	426,220
Net increase (decrease) in net assets resulting from operations	(3,894,452)	4,358,770

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	134,885,428	67,804,431
Shares issued to holders in reinvestment of dividends	8,307,982	3,528,244
Cost of shares redeemed	(57,613,955)	(6,913,616)
Net increase in net assets resulting
from capital share transactions	85,579,455	64,419,059

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(7,991,266)	(3,684,505)
From net realized gains	(689,704)	—
Total Distributions	(8,680,970)	(3,684,505)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,208,915)	(37,714)
From net realized gains	(123,760)	—
Total Distributions	(1,332,675)	(37,714)

TOTAL INCREASE IN NET ASSETS	71,671,358	65,055,610

NET ASSETS:
Beginning of year	116,895,555	51,839,945
End of year (including undistributed net investment
income of $0 and $47,200, respectively)	$188,566,913	$116,895,555

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$11,305,735	$8,559,164
Net realized gain on investments	217,036	12,120
Change in unrealized appreciation/depreciation on investments	(14,687,311)	1,756,196
Net increase (decrease) in net assets resulting from operations	(3,164,540)	10,327,480

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	178,053,687	66,497,728
Shares issued to holders in reinvestment of dividends	10,505,667	8,380,412
Cost of shares redeemed	(158,184,075)	(26,222,181)
Other capital contributions	—	6,289
Net increase in net assets resulting
from capital share transactions	30,375,279	48,662,248

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,301,816)	(8,503,956)

TOTAL INCREASE IN NET ASSETS	15,908,923	50,485,772

NET ASSETS:
Beginning of period	199,090,483	148,604,711
End of period (including undistributed net investment
income of $32,582 and $87,188, respectively)	$214,999,406	$199,090,483

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.62	$10.52	$10.55	$10.83	$10.88
Income from investment operations:
Net investment income	0.55	0.54	0.51	0.46	0.47	(1)
Net realized and unrealized
gains (losses) on investments	(0.64)	0.10	(0.03)	(0.27)	(0.05)
Total from investment operations	(0.09)	0.64	0.48	0.19	0.42
Less distributions:
Dividends from net investment income	(0.53)	(0.54)	(0.51)	(0.47)	(0.47)
Distributions from net realized gains	—	—	—	—	(0.00	)(2)
Total distributions	(0.53)	(0.54)	(0.51)	(0.47)	(0.47)
Net asset value, end of period	$10.00	$10.62	$10.52	$10.55	$10.83
Total return	(0.91)%	6.24%	4.70%	1.77%	3.91%
Supplemental data and ratios:
Net assets, end of period	$401,914,872	$398,321,566	$326,835,399	$231,800,807	$191,563,699
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.14%	5.13%	4.90%	4.34%	4.32%
Portfolio turnover rate(3)	32.9%	42.5%	44.8%	42.1%	44.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.96	$10.85	$10.86	$11.13	$11.17
Income from investment operations:
Net investment income	0.52	0.52	0.50 (1)	0.45	0.45	(1)
Net realized and unrealized
gains (losses) on investments	(0.65)	0.10	(0.03)	(0.28)	(0.05)
Total from investment operations	(0.13)	0.62	0.47	0.17	0.40
Less distributions:
Dividends from net investment income	(0.51)	(0.51)	(0.48)	(0.44)	(0.44)
Distributions from net realized gains	—	—	—	—	(0.00	)(2)
Total distributions	(0.51)	(0.51)	(0.48)	(0.44)	(0.44)
Net asset value, end of period	$10.32	$10.96	$10.85	$10.86	$11.13
Total return	(1.31)%	5.89%	4.47%	1.56%	3.65%
Supplemental data and ratios:
Net assets, end of period	$4,017,828	$3,276,351	$1,207,214	$2,829,659	$3,012,328
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	4.89%	4.88%	4.65%	4.09%	4.07%
Portfolio turnover rate(3)	32.9%	42.5%	44.8%	42.1%	44.8%
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Year Ended December 31,
	2008	2007	2006		2005	2004
Per Share Data:
Net asset value, beginning of period	$10.54	$10.51	$10.54		$10.74	$10.71
Income from investment operations:
Net investment income	0.56	0.54	0.52		0.49 (1)	0.49 (1)
Net realized and unrealized
gains (losses) on investments	(0.81)	0.03	(0.03)		(0.19)	0.07
Total from investment operations	(0.25)	0.57	0.49		0.30	0.56
Less distributions:
Dividends from net investment income	(0.55)	(0.54)	(0.52)		(0.49)	(0.50)
Distributions from net realized gains	—	—	(0.00	)(2)	(0.01)	(0.03)
Total distributions	(0.55)	(0.54)	(0.52)		(0.50)	(0.53)
Net asset value, end of period	$9.74	$10.54	$10.51		$10.54	$10.74
Total return	(2.36)%	5.61%	4.88%		2.85%	5.30%
Supplemental data and ratios:
Net assets, end of period	$842,724,670	$725,580,384	$334,907,855		$227,132,399	$115,382,862
Ratio of expenses to average net assets	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment income
to average net assets	5.46%	5.37%	5.11%		4.56%	4.58%
Portfolio turnover rate(3)	21.9%	33.6%	52.4%		46.0%	72.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Year Ended December 31,
	2008	2007	2006		2005	2004
Per Share Data:
Net asset value, beginning of period	$10.78	$10.73	$10.75		$10.95	$10.88
Income from investment operations:
Net investment income	0.52	0.53	0.50		0.47 (1)	0.48 (1)
Net realized and unrealized
gains (losses) on investments	(0.81)	0.04	(0.02)		(0.19)	0.07
Total from investment operations	(0.29)	0.57	0.48		0.28	0.55
Less distributions:
Dividends from net investment income	(0.52)	(0.52)	(0.50)		(0.47)	(0.45)
Distributions from net realized gains	—	—	(0.00	)(2)	(0.01)	(0.03)
Total distributions	(0.52)	(0.52)	(0.50)		(0.48)	(0.48)
Net asset value, end of period	$9.97	$10.78	$10.73		$10.75	$10.95
Total return	(2.63)%	5.45%	4.61%		2.54%	5.20%
Supplemental data and ratios:
Net assets, end of period	$29,146,211	$14,363,416	$1,848,622		$1,289,926	$708,858
Ratio of expenses to average net assets	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income
to average net assets	5.21%	5.12%	4.86%		4.31%	4.33%
Portfolio turnover rate(3)	21.9%	33.6%	52.4%		46.0%	72.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.69	$10.55	$10.56	$10.81	$10.91
Income from investment operations:
Net investment income(1)	0.39	0.37	0.39	0.39	0.40
Net realized and unrealized
gains (losses) on investments	0.28	0.14	(0.01)	(0.25)	(0.11)
Total from investment operations	0.67	0.51	0.38	0.14	0.29
Less distributions:
Dividends from net investment income	(0.38)	(0.37)	(0.39)	(0.39)	(0.39)
Net asset value, end of period	$10.98	$10.69	$10.55	$10.56	$10.81
Total return	6.37%	4.93%	3.69%	1.33%	2.69%
Supplemental data and ratios:
Net assets, end of period	$226,148,164	$106,583,763	$64,932,629	$53,831,848	$36,889,211
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	3.58%	3.44%	3.72%	3.64%	3.70%
Portfolio turnover rate(2)	0.9%	5.6%	25.1%	13.7%	4.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.90	$10.75	$10.75	$10.99	$11.09
Income from investment operations:
Net investment income(1)	0.36	0.35	0.37	0.37	0.38
Net realized and unrealized
gains (losses) on investments	0.28	0.14	(0.01)	(0.25)	(0.12)
Total from investment operations	0.64	0.49	0.36	0.12	0.26
Less distributions:
Dividends from net investment income	(0.35)	(0.34)	(0.36)	(0.36)	(0.36)
Net asset value, end of period	$11.19	$10.90	$10.75	$10.75	$10.99
Total return	6.02%	4.68%	3.44%	1.13%	2.40%
Supplemental data and ratios:
Net assets, end of period	$17,415,418	$396,464	$544,878	$1,491,666	$4,611,766
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	3.33%	3.19%	3.47%	3.39%	3.45%
Portfolio turnover rate(2)	0.9%	5.6%	25.1%	13.7%	4.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.22	$10.16	$10.06	$10.38	$10.45
Income from investment operations:
Net investment income	0.56 (1)	0.54 (1)	0.55 (1)	0.51 (1)	0.54
Net realized and unrealized
gains (losses) on investments	(0.73)	0.05	0.09	(0.28)	0.10
Total from investment operations	(0.17)	0.59	0.64	0.23	0.64
Less distributions:
Dividends from net investment income	(0.55)	(0.53)	(0.54)	(0.54)	(0.53)
Distributions from net realized gains	(0.04)	—	—	(0.01)	(0.18)
Total distributions	(0.59)	(0.53)	(0.54)	(0.55)	(0.71)
Net asset value, end of period	$9.46	$10.22	$10.16	$10.06	$10.38
Total return	(1.79)%	5.99%	6.58%	2.23%	6.29%
Supplemental data and ratios:
Net assets, end of period	$158,983,325	$114,421,895	$51,551,017	$32,173,459	$32,495,641
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.61%	5.41%	5.49%	4.92%	4.85%
Portfolio turnover rate(2)	27.7%	47.4%	62.0%	37.6%	52.5%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.50	$10.42	$10.30	$10.62	$10.67
Income from investment operations:
Net investment income	0.53 (1)	0.53 (1)	0.54 (1)	0.49 (1)	0.53
Net realized and unrealized
gains (losses) on investments	(0.74)	0.06	0.09	(0.29)	0.10
Total from investment operations	(0.21)	0.59	0.63	0.20	0.63
Less distributions:
Dividends from net investment income	(0.53)	(0.51)	(0.51)	(0.51)	(0.50)
Distributions from net realized gains	(0.04)	—	—	(0.01)	(0.18)
Total distributions	(0.57)	(0.51)	(0.51)	(0.52)	(0.68)
Net asset value, end of period	$9.72	$10.50	$10.42	$10.30	$10.62
Total return	(2.07)%	5.80%	6.34%	1.93%	6.09%
Supplemental data and ratios:
Net assets, end of period	$29,583,588	$2,473,660	$288,928	$449,709	$125,847
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	5.36%	5.16%	5.24%	4.67%	4.60%
Portfolio turnover rate(2)	27.7%	47.4%	62.0%	37.6%	52.5%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
					August 31, 2004(1)
	Year Ended December 31,				through
	2008	2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.91	$9.81	$9.79	$9.93	$10.00
Income from investment operations:
Net investment income	0.52	0.48	0.43	0.33	0.08
Net realized and unrealized
gains (losses) on investments	(0.67)	0.10	0.02	(0.15)	(0.07)
Total from investment operations	(0.15)	0.58	0.45	0.18	0.01
Less distributions:
Dividends from net investment income	(0.51)	(0.48)	(0.43)	(0.32)	(0.08)
Net asset value, end of period	$9.25	$9.91	$9.81	$9.79	$9.93
Total return	(1.79)%	6.08%	4.65%	1.85%	0.10	%(2)
Supplemental data and ratios:
Net assets, end of period	$214,999,406	$199,090,483	$148,604,711	$97,057,968	$31,973,000
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30	%(3)
Ratio of net investment income
to average net assets	5.01%	5.00%	4.48%	3.52%	2.60	%(3)
Portfolio turnover rate	98.5%	36.6%	41.1%	31.8%	16.7	%(2)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight portfolios comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.  The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class Shares on August 31, 2004.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate Government/Credit Bond Index.  The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Aggregate Bond Index.  The Barclays Capital Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index. The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year Government/Credit Bond Index.  The Barclays Capital 1-3 Year Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.

In general, the “fair value” of a security means the amount that the Funds might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157 (“SFAS 157), “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Consistent with Section 2(a)(41) of the 1940 Act and SFAS 157, the Funds price their securities as follows:  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in current markets, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS 157, “Fair Value Measurements.”  SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS 157 had no material impact on the Funds’ financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161, but does not believe it will have any impact on the Funds’ financial statement disclosures because the Funds generally do not maintain any positions in derivative instruments or engage in hedging activities.

b)
Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  These securities are valued by the Advisor after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance.  The value of such securities for the Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond and Baird Short-Term Bond Funds were $16,720,826 (4.12% of net assets), $33,830,183 (3.88% of net assets), $5,457,066 (2.89% of net assets) and $11,867,577 (5.51% of net assets), respectively, at December 31, 2008. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of December 31, 2008 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and have been deemed to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States.  The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include currency rate fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Funds’ securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has determined that FIN 48 did not result in any liability to the Funds.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)	Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums  and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD INTERMEDIATE BOND FUND
	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	13,284,667	$139,033,374	Shares sold	344,090	$3,606,725
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,893,754	19,500,448	reinvestment of dividends	11,882	124,883
Shares redeemed	(12,483,629)	(127,498,417)	Shares redeemed	(265,688)	(2,772,608)
Net increase	2,694,792	$31,035,405	Net increase	90,284	$959,000
Shares Outstanding:			Shares Outstanding:
Beginning of period	37,508,864		Beginning of period	299,064
End of period	40,203,656		End of period	389,348

BAIRD INTERMEDIATE BOND FUND
	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	12,492,799	$131,741,260	Shares sold	418,169	$4,559,652
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,507,264	15,863,327	reinvestment of dividends	3,551	38,555
Shares redeemed	(7,553,800)	(79,615,418)	Shares redeemed	(233,940)	(2,549,638)
Net increase	6,446,263	$67,989,169	Net increase	187,780	$2,048,569
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,062,601		Beginning of period	111,284
End of period	37,508,864		End of period	299,064

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND
	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	35,060,168	$355,079,855	Shares sold	2,373,145	$25,042,735
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	3,467,389	34,858,275	reinvestment of dividends	124,786	1,278,910
Shares redeemed	(20,869,352)	(208,295,492)	Shares redeemed	(908,136)	(9,298,862)
Net increase	17,658,205	$181,642,638	Net increase	1,589,795	$17,022,783
Shares Outstanding:			Shares Outstanding:
Beginning of period	68,824,772		Beginning of period	1,332,735
End of period	86,482,977		End of period	2,922,530

BAIRD AGGREGATE BOND FUND
	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	41,427,251	$434,719,171	Shares sold	1,252,836	$13,425,644
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,027,863	21,251,571	reinvestment of dividends	26,802	287,392
Shares redeemed	(6,509,144)	(68,196,197)	Shares redeemed	(119,156)	(1,277,216)
Net increase	36,945,970	$387,774,545	Net increase	1,160,482	$12,435,820
Shares Outstanding:			Shares Outstanding:
Beginning of period	31,878,802		Beginning of period	172,253
End of period	68,824,772		End of period	1,332,735

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	13,276,639	$142,984,847	Shares sold	1,565,048	$17,234,317
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	411,841	4,420,800	reinvestment of dividends	8,443	92,642
Shares redeemed	(3,060,912)	(32,903,382)	Shares redeemed	(53,682)	(586,727)
Net increase	10,627,568	$114,502,265	Net increase	1,519,809	$16,740,232
Shares Outstanding:			Shares Outstanding:
Beginning of period	9,967,430		Beginning of period	36,379
End of period	20,594,998		End of period	1,556,188

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	5,030,032	$52,803,596	Shares sold	19,670	$210,026
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	210,783	2,218,657	reinvestment of dividends	1,362	14,599
Shares redeemed	(1,425,472)	(14,983,722)	Shares redeemed	(35,316)	(379,725)
Net increase	3,815,343	$40,038,531	Net decrease	(14,284)	$(155,100)
Shares Outstanding:			Shares Outstanding:
Beginning of period	6,152,087		Beginning of period	50,663
End of period	9,967,430		End of period	36,379

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD CORE PLUS BOND FUND
	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	9,503,375	$94,092,004	Shares sold	3,970,650	$40,793,424
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	808,307	7,891,717	reinvestment of dividends	41,410	416,265
Shares redeemed	(4,691,588)	(45,526,757)	Shares redeemed	(1,205,342)	(12,087,198)
Net increase	5,620,094	$56,456,964	Net increase	2,806,718	$29,122,491
Shares Outstanding:			Shares Outstanding:
Beginning of period	11,194,054		Beginning of period	235,607
End of period	16,814,148		End of period	3,042,325

BAIRD CORE PLUS BOND FUND
	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	6,443,996	$65,545,679	Shares sold	216,335	$2,258,752
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	345,048	3,498,155	reinvestment of dividends	2,890	30,089
Shares redeemed	(670,165)	(6,795,048)	Shares redeemed	(11,342)	(118,568)
Net increase	6,118,879	$62,248,786	Net increase	207,883	$2,170,273
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,075,175		Beginning of period	27,724
End of period	11,194,054		End of period	235,607

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD SHORT-TERM BOND FUND
	Year Ended			Year Ended
	December 31, 2008			December 31, 2007
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount
Shares sold	18,494,988	$178,053,687	Shares sold	6,742,388	$66,497,728
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,090,024	10,505,667	reinvestment of dividends	851,838	8,380,412
Shares redeemed	(16,418,698)	(158,184,075)	Shares redeemed	(2,660,382)	(26,222,181)
Net increase	3,166,314	$30,375,279	Other capital
Shares Outstanding:			contributions(1)	—	6,289
Beginning of period	20,081,007		Net increase	4,933,844	$48,662,248
			Shares Outstanding:
End of period	23,247,321		Beginning of period	15,147,163
			End of period	20,081,007

(1)	Reimbursement by Advisor for misallocation of ALIGN Program trades.

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$92,142,243	$143,110,887	$—	$62,127,585	$133,184,266
Other	$66,113,467	$161,344,274	$133,249,738	$65,478,606	$149,625,670

Sales:
U.S. Government	$93,534,802	$91,022,622	$—	$37,408,623	$127,446,908
Other	$48,013,718	$82,245,292	$1,527,598	$6,226,990	$65,243,385

At December 31, 2008, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

			Intermediate
	Intermediate	Aggregate	Municipal	Core Plus	Short-Term
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$575,074,182	$1,140,078,561	$229,549,081	$245,167,858	$244,300,776
Gross unrealized appreciation	$12,832,844	$29,227,106	$7,639,290	$5,965,601	$1,463,970
Gross unrealized depreciation	(42,009,321)	(94,778,688)	(262,799)	(19,749,447)	(14,923,827)
Net unrealized
appreciation/(depreciation)	$(29,176,477)	$(65,551,582)	$7,376,491	$(13,783,846)	$(13,459,857)
Undistributed ordinary income	$403,041	$838,376	$—	$279,375	$68,686
Undistributed long-term capital gain	942,602	—	—	274,239	—
Total distributable earnings	$1,345,643	$838,376	$—	$553,614	$68,686
Other accumulated losses	$—	$—	$(610,565)	$—	$(16,864)
Total accumulated earnings (losses)	$(27,830,834)	$(64,713,206)	$6,765,926	$(13,230,232)	$(13,408,035)

On the Statements of Asset and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net	Accumulated Net	Paid In
	Investment Income (Loss)	Realized Gain (Loss)	Capital
Baird Intermediate Bond Fund	$7,685	$(7,684)	$(1)
Baird Aggregate Bond Fund	(6,840)	6,840	—
Baird Intermediate Municipal Bond Fund	15,555	—	(15,555)
Baird Core Plus Bond Fund	(32,675)	32,674	1
Baird Short-Term Bond Fund	(58,525)	58,525	—

The permanent differences primarily relate to reclasses from paydown gains and losses from asset backed securities.

The tax components of dividends paid during the periods ended December 31, 2008 and December 31, 2007 were:

	2008		2007
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Intermediate Bond Fund	$22,529,659	$26,827	$17,913,853	$—
Baird Aggregate Bond Fund	$45,140,110	$—	$27,328,533	$—
Baird Intermediate Municipal Bond Fund	$—	$—	$—	$—
Baird Core Plus Bond Fund	$9,954,603	$59,042	$3,722,219	$—
Baird Short-Term Bond Fund	$11,301,816	$—	$8,503,956	$—

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

For the years ended December 31, 2008 and December 31, 2007, distributions of $5,189,460 ($15,555 of which was return of capital) and $2,696,737, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2008, Baird Intermediate Municipal Bond Fund elected to defer capital losses occurring between November 1, 2008 and December 31, 2008 in the amount of $869.

At December 31, 2008, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird Intermediate Municipal Bond Fund	$ 6,626	2012
	184,660	2013
	51,283	2014
	76,723	2015
	290,404	2016
Baird Short-Term Bond Fund	16,864	2014

To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2008, the Baird Intermediate Bond Fund, the Baird Aggregate Bond Fund and the Baird Short-Term Bond Fund utilized capital loss carryovers of $2,424,499, $661,654, and $281,458, respectively.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of December 31, 2008, the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of December 31, 2008, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Intermediate Bond Fund	$137,492,769	$140,806,453
Baird Aggregate Bond Fund	206,118,782	212,021,054
Baird Core Plus Bond Fund	42,384,700	43,502,289
Baird Short-Term Bond Fund	9,250,707	10,393,306

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including the Mount Vernon Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other money market funds, certificates of deposit, commercial paper, corporate notes, government agency securities and repurchase agreements.  The schedules of investments for the Funds include the particular cash collateral holdings as of December 31, 2008.  The Funds intend to invest all of the collateral in the Mount Vernon Prime Portfolio once their existing cash collateral holdings mature or are liquidated or otherwise paid down.  Currently, the Funds hold two cash collateral investments that are priced at fair value by the Valuation Committee of the Advisor: an interest in Atlantic East Funding Trust, LLC and shares of the Reserve Primary Fund.  The interest in Atlantic East Funding Trust, LLC is priced at par based on the underlying market value of the securities owned by the Atlantic East Funding Trust, LLC, amounts payable under an agreement from the Funds’ transfer agent and administrator to cover losses realized by the Funds on this investment (up to a certain amount), and a securities lending income reserve.  The Funds have been depositing their

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

6.	SECURITIES LENDING (cont.)

securities lending income into a reserve account since July 2008, which reserve may be used to cover additional losses by the Funds on their interest in Atlantic East Funding Trust, LLC after applying amounts payable from the Funds’ transfer agent and administrator.  Additional reserves of securities lending income are expected to continue in 2009.  As a result of these securities lending income reserves, the Funds are not recognizing income from their securities lending activity.  Upon the liquidation of the Funds’ interest in Atlantic East Funding Trust, LLC, any excess securities lending income reserves (after applying the reserves and amounts payable from the Funds’ transfer agent and administrator to cover losses) will then be recognized as income to the Funds.  Shares of the Reserve Primary Fund are priced at $1.00 per share based on the fair value of the shares of that fund plus an agreement to contribute additional amounts by the Funds’ transfer agent and administrator.  Interest income earned on collateral investments during the year ended December 31, 2008 for the Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, and Baird Short-Term Bond Fund were $320,308, $391,035, $85,533, and $120,718, respectively.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 4.21% during 2008).  For the year ended December 31, 2008, the Baird Intermediate Bond Fund and the Baird Short-Term Bond Fund incurred $1,474 and $5,502 in interest charges, respectively, on average daily loan balances of $165,156 and $221,369, respectively.  The Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund and Baird Core Plus Bond Fund did not borrow on the LOC during the period.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Aggregate Bond, Baird Intermediate Municipal Bond and Baird Core Plus Bond Funds incurred $9,116, $65,731, $5,990 and $54,989, respectively, in fees pursuant to the Plan during the year ending December 31, 2008.

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Baird Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Core Plus Bond Fund and Baird Short-Term Bond Fund (five of the portfolios constituting Baird Funds, Inc.) (collectively, the “Funds”), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended December 31, 2004 were audited by other auditors.  Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 22, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Baird Funds, Inc. as of December 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 26, 2009

Baird Funds, Inc.

Directors & Officers as of December 31, 2008

				Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

G. Frederick Kasten, Jr.	Independent	Indefinite;	Retired; Chairman, the Advisor (January 2000-December	8	Director of Regal-Beloit
777 East Wisconsin Avenue	Director and	Since September	2005); Chairman and CEO, the Advisor (January 1998-		Corporation, a
Milwaukee, WI 53202	Chairman	2000	January 2000); President, Chairman and CEO, the		manufacturing
Age: 69			Advisor (June 1983-January 1998); President, the Advisor		company
			(January 1979-January 1983)

John W. Feldt	Independent	Indefinite;	Retired; Senior Vice President-Finance, University of	8	Director of Thompson
c/o University of	Director	Since September	Wisconsin Foundation (1985-2006); Vice President-		Plumb Funds, Inc., a
Wisconsin Foundation		2000	Finance, University of Wisconsin Foundation (1980-		mutual fund complex
1848 University Avenue			1985); Associate Director, University of Wisconsin		(3 portfolios); Director
Madison, WI 53705			Foundation (1967-1980)		of Nakoma Mutual
Age: 66					Funds, a mutual fund
					complex (1 portfolio)

Frederick P. Stratton, Jr.	Independent	Indefinite;	Retired; Chairman Emeritus, Briggs & Stratton	8	Director of Weyco
10134 N. Port Washington	Director	Since May	Corporation, a manufacturing company, since 2003;		Group, Inc., a men’s
Road, #2B		2004	Chairman of the Board, Briggs & Stratton Corporation		footwear distributor;
Mequon, WI 53092			(2001-2002); Chairman and CEO, Briggs & Stratton		Wisconsin Energy
Age: 69			Corporation (1986-2001)		Corporation and its
					subsidiaries Wisconsin
					Electric Power
					Company and
					Wisconsin Gas LLC

Marlyn J. Spear	Independent	Indefinite;	Chief Investment Officer, Building Trades United	8	Management Trustee of
P.O. Box 530	Director	Since January	Pension Trust Fund since July 1989; Investment Officer,		AFL-CIO Housing
500 Elm Grove Road		2008	Northwestern Mutual Financial Network (1988-1989);		Investment Trust
Elm Grove, WI 53122			Assistant Vice-President, Firstar Trust Company
Age: 55			(1978-1987); Financial Analyst, Harco Holdings, Inc.
			(1976-1978)

Cory L. Nettles*	Interested	Indefinite;	Managing Director, Generation Growth Capital, Inc.	8	Director of Weyco
Generation Growth Capital, Inc.	Director	Since January	(since March 2007); Of Counsel, Quarles & Brady LLP		Group, Inc., a men’s
411 East Wisconsin Avenue		2008	(since January 2005); Secretary, Wisconsin Department		footwear distributor;
Suite 1710			of Commerce (January 2003 – January 2005); Associate,		Director of The Private
Milwaukee, WI 53202			Quarles & Brady LLP (July 1996 – December 2002)		Bank, a financial
Age: 38					institution

*
Mr. Nettles is an “interested person” of the Corporation (as defined in the 1940 Act) because of his employment with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate and miscellaneous securities related matters that did not relate to the Corporation or the Funds.

Additional information about the Funds’ directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD, or at www.bairdfunds.com.

Baird Funds, Inc.

Directors & Officers as of December 31, 2008

	Position(s)	Term of Office	Principal
	Held with	and Length of	Occupation(s)
Name, Address, and Age	the Funds	Time Served	During Past 5 Years

Mary Ellen Stanek	President	Re-elected by	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since March 2000; President and CEO, Firstar Investment Research & Management
Milwaukee, WI 53202		Since	Company, LLC (“FIRMCO”) (November 1998-February 2000); President, Firstar Funds, Inc.
Age: 52		September 2000	(December 1998-February 2000); President and Chief Operating Officer, FIRMCO
(March 1994-November 1998)

J. Bary Morgan	Senior	Re-elected by	Chief Investment Officer, Baird Investment Management, a department of the Advisor, since
777 East Wisconsin Avenue	Vice President	Board annually;	January 2004; Managing Director, the Advisor since January 2001; Director, Baird Investment
Milwaukee, WI 53202		Since	Management (January 2001-January 2004); Senior Vice President, the Advisor (January 2000-
Age: 43		February 2003	January 2001); First Vice President, the Advisor (January 1996-January 2000)

Todd S. Nichol	Vice President	Re-elected by	Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the
777 East Wisconsin Avenue	and Chief	Board annually;	Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice
Milwaukee, WI 53202	Compliance	Since	President, the Advisor (January 2004-January 2005); Vice President, the Advisor (August 2002-
Age: 46	Officer	August 2004	January 2004); Vice President – Risk Management, BNY Clearing Services, LLC, a division of
The Bank of New York (August 1995-August 2002)

Russell P. Schwei	Vice President	Re-elected by	Operations Director, the Advisor since July 1992; Managing Director, the Advisor since January
777 East Wisconsin Avenue		Board annually;	1997; Chief Financial Officer and Managing Director, the Advisor (February 1999-December
Milwaukee, WI 53202		Since	1999)
Age: 49		September 2000

Leonard M. Rush	Treasurer	Re-elected by	Chief Financial Officer, the Advisor since January 2000
777 East Wisconsin Avenue		Board annually;
Milwaukee, WI 53202		Since
Age: 62		September 2000

Charles M. Weber	Secretary	Re-elected by	Senior Vice President and Associate General Counsel, the Advisor since July 2005; Partner,
777 East Wisconsin Avenue		Board annually;	Quarles & Brady LLP, a law firm (October 1998-June 2005)
Milwaukee, WI 53202		Since
Age: 45		September 2005

Laura E. Piotrowski	Assistant	Re-elected by	Managing Director, the Advisor since January 2008; Senior Vice President, the Advisor (January
777 East Wisconsin Avenue	Treasurer	Board annually;	2003-December 2007); Controller, the Advisor since January 2003; First Vice President, the
Milwaukee, WI 53202		Since	Advisor (January 2001-January 2003); Vice President, the Advisor (January 1999-January 2001)
Age: 38		August 2007

Robert A. Johnson	AML	Re-elected by	Compliance Officer, the Advisor since 1998, and AML Compliance Officer, the Advisor since
777 East Wisconsin Avenue	Compliance	Board annually;	January 2004
Milwaukee, WI 53202	Officer	Since
Age 45		August 2004

Bret T. Reese	Assistant	Re-elected by	Vice President and Associate General Counsel, the Advisor since June 2005; Senior Financial
777 East Wisconsin Avenue	Secretary	Board annually;	Analyst, the Advisor (August 2004-June 2005); Financial Analyst, Stark & Roth, Inc., a hedge
Milwaukee, WI 53202		Since	fund (June 2001-August 2002)
Age: 39		August 2006

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD BOND FUNDS

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”) met on August 12, 2008 to consider the annual renewal of the investment advisory agreement with Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) for management of the Baird Intermediate Bond, Aggregate Bond, Intermediate Municipal Bond, Core Plus Bond and Short-Term Bond Funds, which are mutual fund series or portfolios of the Corporation (the “Funds”).  The Board reviewed and discussed various information that had been provided prior to the meeting, including the investment advisory agreement, memoranda provided by outside legal counsel and the Secretary of the Funds discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the investment advisory agreement, information from the Advisor in response to a request from the Board, including the directors who are not “interested persons” of the Corporation or the Advisor (“Independent Directors”) within the meaning of the Investment Company Act of 1940 (the “1940 Act”) (including the Advisor’s Form ADV, Annual Report and statement of financial condition), a profitability analysis, comparative information about the Funds’ performance for periods ended June 30, 2008, management fees and expense ratios, and other pertinent information.  The Board also discussed relevant case law, including the recent Seventh Circuit decision in Jones v. Harris Associates, L.P.  The Independent Directors met separately in executive session with outside legal counsel to consider the investment advisory agreement.  The Board also received information periodically throughout the year that was relevant to its consideration of the investment advisory agreement, including performance, management fee and other expense information.  Based on its evaluation of this information, the Board, including a majority of the Independent Directors, approved the continuation of the investment advisory agreement for an additional one-year period.

In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

Nature, Extent and Quality of Services Provided to the Funds

The Board analyzed the nature, extent and quality of the services provided by the Advisor to the Funds.  The Board reviewed and considered the Advisor’s significant role in establishing the Funds and the construction of their investment objectives, principal strategies, investment limitations and fee structures.  The Board noted the Advisor’s overall reputation and positive name recognition, the depth of the Advisor’s personnel, resources and commitment to the Funds, and the experience, credentials and continuity of the portfolio management teams employed to manage the Funds’ investments.  The Board further noted that the Advisor has approximately $15.1 billion of assets under discretionary management and has strong relationships with numerous institutional accounts.  The Funds provide an opportunity for smaller institutional and retail accounts to receive the same professional advice from the Advisor that it offers to its larger institutional clients.  The Board considered the Advisor’s disciplined investment decision-making process used for the Funds.  The Board also considered other services that the Advisor provided for the Funds in its capacity as their investment advisor, such as providing some of its key personnel available to serve as officers of the Funds, selecting broker-dealers for execution of portfolio transactions, ensuring adherence to the Fund’s investment policies and restrictions, providing support services to the Board and the Audit Committee of the Board and overseeing the Funds’ other service providers.  In addition, the Board considered that the Advisor provides administrative services to each of the fixed income funds at an annual rate of 0.05% of the Fund’s average daily net assets, and is responsible for paying each Fund’s custody, transfer agency, accounting, printing, auditing, legal and director fees and other ordinary expenses (except for advisory and 12b-1 fees), which has the

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD BOND FUNDS (cont.)

effect of capping the Funds’ expense ratios at 0.55% and 0.30% for Investor and Institutional Class shares, respectively.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Funds and spends time and effort marketing the Funds.  The Board also considered the strength of the Advisor’s compliance department, including the Funds’ Chief Compliance Officer, and the fact that the Advisor has not experienced any significant legal, compliance or regulatory difficulties since the Funds were launched.  The Board concluded that the nature, extent and quality of the services provided by the Advisor to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided under the investment advisory agreement.

Investment Performance of the Advisor and the Funds

In considering the investment performance of each of the Funds, the Board reviewed information as of June 30, 2008 regarding the Fund’s performance in comparison to its benchmark index and its peer groups as determined by Lipper.  The Board concluded that the Funds had performed extremely well over most time periods and had achieved consistent performance results.  While certain Funds had underperformed their benchmark indices in recent time periods, the Board noted the challenging environment for bond funds in recent periods due to the credit market and other factors and referred to the Advisor’s commentary in this regard.  The Board also noted that each of the Funds (both Institutional and Investor Class shares) had outperformed its Lipper peer group average over the past one year, three year, five year and since inception periods, as applicable.

The Board also considered the Advisor’s quarterly portfolio commentaries and reviews explaining the Funds’ performance, the Advisor’s consistent and disciplined investment decision process and the investment strategies it employs for the Funds.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, each Fund and its shareholders were likely to benefit from the Advisor’s continued management.

Costs of Services Provided and Profits Realized by the Advisor

The Board examined the fee and expense information for each of the Funds, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Board noted that each Fund’s advisory fee and total expense ratio (for both its Investor Class and Institutional Class shares) were significantly lower than the average and median advisory fees and expense ratios for all mutual funds in its Lipper category.

The Board also reviewed and considered investment management fees charged by the Advisor to other investment advisory clients and found that the fee paid by the Funds (0.25%) was less than the fee that the Advisor charges on the first $25 million (0.30%) of a separately managed account and the same as the fee that the Advisor charges on the next $25 million.  The Board noted and discussed the extent of the significant additional services provided to the Funds that the Advisor did not provide in the other advisory relationships.  Those services included certain administrative services, oversight of the Funds’ other service providers, director support, risk management, regulatory compliance and various other services.

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD BOND FUNDS (cont.)

The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and a profitability analysis with respect to each Fund.  The Board noted the unique expense structure of the Funds whereby the Institutional Class shareholders were charged only a management fee and an administration fee and the Advisor incurred all of the other expenses on behalf of each Fund and that Investor Class shareholders incurred the same expenses as the Institutional Class shareholders plus a 0.25% 12b-1 fee.  This structure means that the annual expense ratio for each Fund (as a percentage of average daily net assets) is 0.55% for Investor Class shares and 0.30% for Institutional Class shares. The Advisor informed the Board that the profits realized by the Advisor (as a percentage of revenue) from its relationship with the Funds were less than those realized by the Advisor on its investment advisory business as a whole, particularly since the 0.05% administration fee payable to the Advisor by each Fund was considerably less than the Fund’s expenses that the Advisor is required to pay.

The Board concluded that the profits realized by the Advisor from its relationship with the Funds were appropriate.  The Board also reviewed and considered the general financial condition of the Advisor and determined it to be sound.  In light of all of the information that it received and considered, the Board concluded that the management fee and total expense ratio of each Fund were reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board noted that the Funds’ advisory fee structure does not contain any breakpoint reductions as the Funds grow in size.  However, the Board recognized that the Advisor essentially bears all of the Funds’ expenses other than management, 12b-1 and administration fees.  The Board also recognized that the advisory fee rates paid by the Funds were designed to be lower than the fees otherwise charged by the Advisor to its separately managed account clients and to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds.

The directors concluded that the current fee structure of each Fund was reasonable and reflects a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset level.

Benefits Derived from the Relationship with the Funds

The Board noted that the Advisor does not have any soft dollar arrangements and does not realize any other tangible benefits in connection with its management of the Funds.  The Board believed that the Funds generally benefit from their association with the Advisor and the use of the “Baird” name.  The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.

Based on its evaluation of the above factors, as well as other factors relevant to their consideration of the investment advisory agreement, the directors, including all of the Independent Directors, concluded that the continuation of the investment advisory agreement was in the best interest of each Fund and its shareholders.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Tax Information

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the Baird Core Plus Bond Fund was 7.60%.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Annual Report - Baird Funds

December 31, 2008

Baird LargeCap Fund
Baird MidCap Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Funds, Inc.
1-866-442-2473
www.bairdfunds.com

February 28, 2009

Dear Shareholder,

Thank you for investing in the Baird Funds.  We appreciate your patience during these challenging times.  We are pleased to report that, despite a very difficult year, the aggregate net assets of the eight mutual funds in our family have grown to more than $1.9 billion as of the end of 2008, an increase of 19% over the prior year.

In this Annual Report we review the markets in 2008 and the performance and composition of each of the Baird LargeCap and MidCap Funds.  We hope you find this report both informative and helpful in evaluating your investments.

Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds

2008 Economic and Stock Market Commentary

U.S. equities experienced significant losses in 2008, ending one of the market’s most volatile years in generations. The Dow Jones Industrial Average ended the year down 33.8%. The S&P 500® declined 38.5% and the NASDAQ composite was down 40.5% in 2008. For the year the Russell 1000® Index declined 38.4% versus declines of 34.8% and 41.5% for the Russell 2000® Index and the Russell Midcap® Index, respectively.  Large cap stock performance lagged small cap stocks in 2008, due primarily to large financial institutions reporting historic losses and write-offs amid a breakdown of the U.S. financial system.  Value stocks fell less than growth stocks across all market capitalizations, although the difference was modest within large and mid cap stocks. To underscore the dramatic reduction in domestic equity values, the average domestic equity mutual fund declined by 37.6% and many well-regarded funds declined by over 50%.

The performance of the equities markets during 2008 was significantly impacted by frozen credit markets, the collapse or sale of numerous banks, insurance companies, hedge funds and financial services firms, government bailouts and other intervention, significant declines in housing prices, high mortgage default rates, a worsening recession, increased unemployment, lack of consumer confidence, and investor fear and uncertainty.  The precipitous decline in the equities markets mostly occurred during the last three and a half months of the year following the collapse of Lehman Brothers and the realization that the financial markets were malfunctioning.  Investors’ flight from stocks to U.S. Treasuries toward year-end worsened matters for the equity markets.

Losses in 2008 were broad-based, with all S&P 500 sectors showing double digit percentage declines. The financials were the weakest sector in the S&P 500 Index for the year, declining a staggering 58%.  Financials primarily suffered from banks writing off significant loans and other assets and reporting lower-than-expected earnings during the ongoing credit crisis.  The approval of the $700 billion TARP provided financial support to a select group of banks, but investors tended to apply selling pressure to those that announced capital inflows from the government.  Financial services companies underperformed due to continued risk of credit downgrades from ratings agencies and potential need to raise capital.  Consumer finance companies underperformed with expectations that the overleveraged consumer will be unable to continue payment of monthly debts such as credit cards.  Money management firms were among the hardest hit due to the sizable decline in the equity markets.

Energy and materials stocks were among the best performers during the first half of 2008, but the trend reversed in the third quarter with the negative momentum carrying over to the fourth quarter.  Commodity prices fell substantially as the global economy weakened and fear of energy and materials shortages subsided with a decline in growth of emerging market economies.  Oil prices fell approximately 55% to $45 per barrel from $100 per barrel at the end of September.  Other commodities, such as natural gas and coal, also declined significantly.  The weak economy and falling commodity prices forced many oil and gas producers to cut production forecasts and delay exploration projects planned for 2009.

Health care, consumer staples, and utilities stocks proved to be a safe-haven for investors due to the counter-cyclical characteristics of these companies.  Health care companies provided consistent earnings growth in the face of an economic downturn and health care stocks declined less than most other sectors.  Further reductions in consumer spending increased concerns about many consumer-related companies, but sales of low-cost necessities remained strong, which was beneficial for consumer staples companies.

2008 Economic and Stock Market Commentary

Economic Outlook

Much of the macro data continues to signal that economic hardship is still to come.  For example, the ISM Index in December 2008 reported a cyclical low of 32.4 (a score of less than 50 indicates manufacturing contraction); unemployment continues to rise, and banks continue to see credit deterioration in their loan portfolios.  Yet other reports, like the ISM Non-Manufacturing Composite Index, signaled a meaningful uptick in activity at the end of December, improving from November’s report of 36.5 to 40.6.  We also continue to see anecdotal evidence that the credit markets – frozen since early September – are beginning to thaw.  One key observation is the Libor-OIS spread.  It has fallen from an early October high of 364 basis points to 97 basis points as of early February, signaling that general market conditions are beginning to return to normal.

At this juncture, the reports appear mixed in message.  And that may be the bigger picture observation today.  Does a mixed message from economic reports portend an eventual market recovery?  In other words, are we in the bottoming phase of this bear market and can a new bull market eventually emerge?

We would like to think so, but in the meantime, we will closely watch the upcoming economic reports.  We will also pay close attention to key market signals coming from the early cyclical industries like the retail, industrial and transportation stocks.  Keep in mind that stocks begin to bottom well in advance of the bad news coming to an end.  History has shown us, for example, that the unemployment report will continue to rise months after the stock market has already turned.  In the financial crises of the early 1990s, news of bank credit deterioration continued to be reported a year after the stocks began to recover. The jury is still out, but if history is a guide, markets do reach bottom and the recovery may not be too far out.

Baird LargeCap Fund

December 31, 2008

Portfolio Managers’ Commentary

For the year ended December 31, 2008, the Baird LargeCap Fund Institutional Class posted a total return of -39.88% (-39.94% for the Investor Class), as compared to a return of -38.44% for the Russell 1000® Growth Index, the LargeCap Fund’s primary benchmark.

At this time last year we wrote, “Although recent economic news has been disappointing and increases the odds of a recession in 2008, we still do not anticipate a recession this year given solid global growth, monetary stimulus from an accommodative Fed and potential fiscal stimulus.  As always, our goal is to be fully invested in high quality growth companies that typically demonstrate the ability to expand earnings, not only during economic upturns, but also when economic activity slows.”

The key word in the preceding paragraph is “typically.”  We were simply wrong about the degree of the economic downturn.  We did not anticipate an abrupt halt to economic activity, but all came to a fast stop and we found ourselves in a recession nevertheless.  In spite of the mis-calculated macro-assessment, we believed the Baird LargeCap Fund was structured to weather the coming economic storm due to our reduction in energy stocks in mid-summer from overweight to underweight, our technology weighting that was under-weight semiconductors and more biased to business services, and a reduction in our industrial positions with European market exposure – a geographical region that we believed was trailing the U.S. economically.  The LargeCap Fund was well positioned through the end of the third quarter, with year-to-date performance results ahead of the Russell 1000® Growth Index by approximately 250 basis points, and the S&P 500® Index by approximately 150 basis points. This out-performance was driven by the portfolio structure just mentioned and our health care stocks which continued to post more predictable earnings in a slowing economic environment. However, with the close of the third quarter and the news regarding Lehman Brother’s bankruptcy, investors’ perceptions shifted from that of concern about economic slowing and financial liquidity in the credit markets to concern about economic collapse and individual company solvency.  The general market, gripped with fear, plunged 33% during the 52-day period ending November 21.  This sudden market plunge – not exactly “typical” – resulted in a plunge in the LargeCap Fund’s relative performance.  The month of December proved especially difficult with a 200 basis point relative loss to the target index. The year-end result is that the Fund trailed the Russell 1000® Growth Index by 100 basis points.

The trailing performance was especially disappointing given that the LargeCap Fund was well ahead of its target index and within sight of the year-end finish line, only to collapse at the tape.  Our attribution work indicates that the effects of both stock selection and sector allocation were relatively equal contributors to fourth quarter under performance.

Attribution analysis regarding the stock selection effect points to three stocks of noteworthy concern.  Examination of those specific stocks suggests that management comments regarding future earnings guidance was a catalyst of catastrophic consequence for the stocks’ values, at least in the short run.  For example, Western Union reported third quarter results in line with analyst expectations, but temporarily withdrew forward guidance in light of current economic conditions.  The stock sold off considerably, ending the fourth quarter down 42%.  Fear of the unknown was simply too much for many investors, and proved to be an impactful emotion for Western Union, Agilent (-47%) and Research in Motion (-41%).

Regarding the sector allocation effect, the month of December was a critical time period.  Investors fled uncertainty in stocks like those just mentioned and re-positioned their portfolios to more economically stable and liquid stocks (i.e., higher capitalization).  For example, the consumer staples sector was down 15% in the fourth quarter.  A close look at this sector

Baird LargeCap Fund

reveals that the top five stocks by market capitalization comprise approximately 10% of the entire Russell 1000® Growth Index weight, and the top two stocks, Wal-Mart (a market capitalization of $220 billion) and Philip Morris (with a market capitalization of $90 billion), comprise almost 5% of the Index’s weight.  In total, fourth quarter attribution indicates that the LargeCap Fund’s performance relative to consumer staples lagged by approximately 100 basis points given that we under-weight staples and especially since we were not exposed to the larger cap stocks.  The LargeCap Fund’s weighted average market capitalization was approximately $29 billion at year-end and trailed in relative performance during the last month of the year, and in this last minute flight to liquidity.  Any market condition involving a flight to liquidity is likely to be one where the LargeCap Fund can trail the target index due to the Fund’s focus in lower market capitalization stocks within the large-cap space.

Much of the data continues to signal that economic hardship is still to come, yet there is some evidence that the credit markets are beginning to thaw and additional federal governmental intervention may improve the credit markets and economic conditions generally.  At this juncture, it is difficult to predict whether we are in the bottoming phase of the current bear market and whether a new bull market will emerge in 2009.

In the meantime, we will closely watch the upcoming economic reports.  We will also pay close attention to key market signals coming from the early cyclical industries like the retail, industrial and transportation stocks.  Keep in mind that stocks begin to bottom well in advance of the bad news coming to an end.  History has shown us, for example, that unemployment will continue to rise for months after the stock market has already turned.  The jury is still out, but if history is a guide, markets do reach bottom and the recovery may not be too far out.

Portfolio Managers:

Douglas E. Guffy
Ken Hemauer, CFA
J. Bary Morgan, CFA

Baird LargeCap Fund

A December 31, 2008 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Gilead Sciences, Inc.	3.7%
Abbott Laboratories	3.3%
Iron Mountain Incorporated	3.1%
Harris Corporation	2.9%
Microsoft Corporation	2.8%
Apple Computer, Inc.	2.7%
Safeway Inc.	2.6%
ITT Industries, Inc.	2.6%
Kohl’s Corporation	2.5%
Danaher Corporation	2.5%

Net Assets:	$16,610,223
Portfolio Turnover Rate:	43.0%
Number of Equity Holdings:	51

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2008.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of December 31, 2008, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2010.

****	Includes 0.25% 12b-1 fee.

Baird LargeCap Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (9/29/00), assuming reinvestment of all distributions.

Baird LargeCap Fund

Average Annual Total Returns

For the Periods Ended December 31, 2008	One Year	Five Years	Since Inception(1)
Institutional Class Shares	-39.88%	-5.90%	-6.43%
Investor Class Shares	-39.94%	-6.11%	-6.66%
Russell 1000® Growth Index(2)	-38.44%	-3.43%	-8.24%

(1)	For the period from September 29, 2000 (commencement of operations) through December 31, 2008.
(2)
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell 1000® Index consists of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments December 31, 2008

Shares		Value

COMMON STOCKS – 96.8%

Air Freight & Logistics – 2.4%
7,275	C.H. Robinson
	Worldwide, Inc.	$400,343

Auto Components – 1.1%
10,027	Johnson Controls, Inc.	182,090

Biotechnology – 5.6%
5,800	Celgene Corp.*	320,624
12,002	Gilead Sciences, Inc.*	613,782
		934,406
Capital Markets – 5.1%
5,934	Northern Trust Corporation	309,399
8,364	State Street Corporation	328,956
5,852	T. Rowe Price Group, Inc.	207,395
		845,750
Chemicals – 4.6%
11,560	Ecolab, Inc.	406,334
6,107	Praxair, Inc.	362,512
		768,846
Communications Equipment – 7.0%
20,634	Cisco Systems, Inc.*	336,334
18,373	Corning Incorporated*	175,095
12,675	Harris Corporation	482,284
4,050	Research In
	Motion Limited* f	164,349
		1,158,062
Computers & Peripherals – 4.8%
5,299	Apple Computer, Inc.*	452,269
32,525	EMC Corporation*	340,537
		792,806
Diversified Consumer Services – 1.7%
3,600	Apollo Group
	Incorporated – Class A*	275,832

Diversified Financial Services – 1.2%
6,400	JPMorgan Chase & Co.	201,792

Electrical Equipment – 3.4%
11,342	Emerson Electric
	Company	415,231
1,103	First Solar, Inc.*	152,170
		567,401

Electronic Equipment & Instruments – 1.7%
18,077	Agilent Technologies, Inc.*	282,544

Energy Equipment & Services – 5.2%
11,708	Cameron International
	Corporation*	240,014
5,953	Schlumberger Limited f	251,990
3,579	Transocean Inc.* f	169,108
18,538	Weatherford
	International Ltd.* f	200,581
		861,693

Food & Staples Retailing – 6.1%
6,228	Costco Wholesale Corp.	326,970
18,100	Safeway Inc.	430,237
11,496	Sysco Corporation	263,718
		1,020,925

Health Care Equipment & Supplies – 2.2%
6,725	Baxter International, Inc.	360,393

Health Care Providers & Services – 2.8%
4,500	Express Scripts, Inc.*	247,410
5,000	Medco Health
	Solutions, Inc.*	209,550
		456,960
Internet Software & Services – 1.7%
936	Google Inc. – Class A*	287,960

IT Services – 5.4%
20,495	Iron Mountain
	Incorporated*	506,842
26,715	Western Union Company	383,093
		889,935

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2008

Shares		Value

COMMON STOCKS – 96.8% (cont.)

Life Science Tools & Services – 1.8%
8,625	Thermo Fisher
	Scientific, Inc.*	$293,854

Machinery – 6.1%
7,355	Danaher Corporation	416,366
4,995	Illinois Tool Works, Inc.	175,075
9,289	ITT Industries, Inc.	427,201
		1,018,642
Media – 2.0%
14,730	The Walt Disney Co.	334,224

Multiline Retail – 4.5%
11,609	Kohl’s Corporation*	420,246
9,597	Target Corporation	331,384
		751,630
Oil & Gas – 1.5%
8,424	Southwestern
	Energy Company*	244,043

Personal Products – 0.7%
5,172	Avon Products, Inc.	124,283

Pharmaceuticals – 3.3%
10,356	Abbott Laboratories	552,700

Semiconductor & Semiconductor Equipment – 3.2%
31,125	Applied Materials, Inc.	315,296
14,188	Texas Instruments
	Incorporated*	220,198
		535,494
Software – 5.2%
11,169	Adobe Systems,
	Incorporated*	237,788
6,950	Citrix Systems, Inc.*	163,811
23,654	Microsoft Corporation	459,834
		861,433
Specialty Retail – 4.1%
16,950	Lowe’s Companies, Inc.	364,764
17,800	Staples, Inc.	318,976
		683,740
Trading Companies & Distributors – 2.4%
11,253	Fastenal Company	392,167
	Total Common Stocks
	(Cost $19,787,242)	16,079,948

SHORT-TERM INVESTMENTS – 3.2%

Money Market Fund – 3.2%
524,240	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	524,240
	Total Short-Term
	Investments
	(Cost $524,240)	524,240

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 41.3%

Certificates of Deposit – 7.4%
$275,177	Abbey National Treasury
	Service, Series YCD1,
	1.09%, 02/20/09	275,155
275,177	Barclays Bank,
	3.3615%, 03/16/09	274,959
	Natixis Bank of New York,
	Series YCD1:
194,242	0.89%, 02/18/09	194,231
161,869	0.89%, 06/30/09	162,134
242,803	Royal Bank of
	Scotland Group PLC,
	2.9944%, 05/06/09	242,798

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 41.3% (cont.)

Certificates of Deposit – 7.4% (cont.)
$80,934	Societe Generale of
	New York, Series YCD1,
	2.0625%, 02/20/09	$80,929
		1,230,206
Commercial Paper – 1.4%
238,130	Atlantic East
	Funding LLC,
	3.0588%, 03/25/09 #	238,130
		238,130
Corporate Bonds and Notes – 4.0%
	Allstate Life GL:
178,056	3.0575%, 03/20/09	176,886
80,934	1.775%, 07/21/09	79,412
161,869	Svenska Handelsbanken,
	4.41%, 08/06/09	161,786
242,803	Wachovia Bank NA,
	3.0013%, 05/01/09	240,130
		658,214
Government Agencies – 2.7%
453,232	Federal Home Loan Banks,
	0.645%, 03/02/09	452,974
		452,974

Shares

Investment Companies – 25.8%
4,178,329	Mount Vernon
	Securities Lending Trust –
	Prime Portfolio	4,178,329
109,173	Reserve Primary Fund #	109,173
		4,287,502
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $6,867,026)	6,867,026
	Total Investments
	(Cost $27,178,508) –
	141.3%	23,471,214
	Liabilities in Excess of
	Other Assets – (41.3)%	(6,860,991)
	TOTAL NET
	ASSETS – 100.0%	$16,610,223

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted SFAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 – Quoted prices	$20,782,517
Level 2 – Other significant observable inputs	2,579,524
Level 3 – Significant unobservable inputs	109,173
Total	$23,471,214

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments, at Value
Balance as of 12/31/07	$281,847
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3*	(172,674)
Balance as of 12/31/08	$109,173

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund

December 31, 2008

Portfolio Managers’ Commentary

Our investment theme is to search for growth in a risk-controlled manner, by remaining invested in businesses across the broad economy and not making a large bet in any one sector or stock position. We did not stray from this approach amid the turmoil of the most challenging markets in more than a generation. Given the unprecedented volatility and revaluation of all equity classes, our strategy performed relatively well during 2008 against its primary benchmark, although the Baird MidCap Fund, our benchmark and the stock markets generally suffered significant losses in 2008, particularly during the final three and a half months of the year.

Specifically, the MidCap Fund’s Institutional Class shares posted a total return in 2008 of -41.53% (-41.70% for the Investor Class shares), which was 2.79% better than the -44.32% return for the Russell Midcap® Growth Index, which is the Fund’s primary benchmark.  However, the MidCap Fund’s performance lagged the -35.90% return of the S&P 400 Mid Cap® Index.  In short, it was a dismal year for investing in equities and the MidCap Fund was no exception.

Overall the performance of mid-cap stocks in 2008 was a year of two halves.  During the first half of the year, performance was dominated by commodity oriented cyclicals such as energy, industrials and basic materials.  Oil prices, which peaked at $147 per barrel, drove share prices higher in that volatile sector through June.  Additionally, companies with significant international exposure continued to exhibit strong relative revenue and earnings growth as foreign economies had yet to follow the U.S. economic deterioration.  Additionally, a weak U.S. dollar in the first half of the year caused foreign earnings to be favorable as compared to the results of U.S.-domiciled companies. Traditional growth sectors, such as consumer discretionary and healthcare, were not in favor with many investors due to the building strains on consumer spending and fears over the potential for onerous regulation and government intervention in healthcare markets.  The MidCap Fund’s performance lagged during the first half as our more balanced approach continued to focus on long-term investment in growth companies that meet our parameters.  We remained invested in the financial sector in the first half, while the benchmark weighting was much lower than normal.  In the second half of the year, the overall benchmark became extremely over-weight in commodities and deep cyclicals. We chose not to be overweight in those two sectors which helped our performance in the second half.

As it became clearer that the economic deterioration was indeed a global phenomenon, coupled with significant stimulus from the U.S. Treasury and Federal Reserve, investment results and investor sentiment changed during the second half of 2008.  Commodity prices fell, earnings estimates for international companies were slashed and share prices for those companies came under significant pressure.  That environment led to a change in mid-cap leadership, with companies exhibiting more consistent revenue and earnings and generally appearing to be of higher quality, becoming more valuable.  This rotation to higher quality companies benefitted shareholders during the second half of 2008, and resulted in superior investment returns relative to the primary benchmark for both the second half and the year as a whole.

Several sectors had positive relative performance against the benchmark index during 2008.  Generally speaking, we maintained overweight positions in financial services and consumer discretionary throughout 2008. We were equal weight in producer durables and energy in the first half, and moved to underweight in the second half. And we maintained an underweight position in materials and processors for the entire year.  Specifically, our technology holdings helped performance, with microcontroller maker Microchip Tech, asset positioning technology maker Trimble, and defense contractor Harris Corp. showing positive variances.  Consumer discretionary companies also helped performance with

Baird MidCap Fund

Strayer Education, industrial distributor Fastenal and retailer Petsmart leading that segment.  Those names more than offset disappointing results from outdoor advertising company Lamar and video entertainment retailer Gamestop.  Finally, our holdings of Airgas, an industrial gas distributor, Aptar Group, a specialty packaging company, and Ecolab, a cleaning supplies distributor, resulted in the MidCap Fund’s holdings in the materials sector outperforming that sector’s performance in the benchmark index.

The MidCap Fund’s holdings in consumer staples, auto and transportation and healthcare lagged the benchmark during the year.  Whole Foods and United Natural Foods were both underperformers during 2008 in the staples area.  Oshkosh, a manufacturer of military vehicles and mobile lift platforms, declined as a result of a slowdown in commercial construction, leading to underperformance in the auto/transport sector, and Hologic, a healthcare company focused on women’s health products, faced the headwinds of assimilating a large acquisition and delays in approval of a major new product initiative.  One particular bright spot in healthcare was our holding of specialty pharmaceutical companies Cephalon and United Therapeutics, which enjoyed positive absolute returns for the year.

The financials sector, obviously under great pressure due to the financial crisis, had mixed results during the year.  Bank holdings East West Bank, investment manager Eaton Vance and payroll processor Paychex lagged for the year and were offset by better than benchmark segment returns in processors Alliance Data and Global Payments, and timely sales of mutual fund company Janus and M&I Marshall and Ilsley Bank.

Much of the data continues to signal that economic hardship is still to come, yet there is some evidence that the credit markets are beginning to thaw and additional federal governmental intervention may improve the credit markets and economic conditions generally.  At this juncture, it is difficult to predict whether we are in the bottoming phase of the current bear market and whether a new bull market will emerge in 2009.

In the meantime, we will closely watch the upcoming economic reports.  We will also pay close attention to key market signals coming from the early cyclical industries like the retail, industrial and transportation stocks.  Keep in mind that stocks begin to bottom well in advance of the bad news coming to an end.  History has shown us, for example, that unemployment will continue to rise for months after the stock market has already turned.  The jury is still out, but if history is a guide, markets do reach bottom and the recovery may not be too far out.

Portfolio Managers:

Carla N. Cooper, CFA
J. Bary Morgan, CFA
Chuck Severson, CFA

Baird MidCap Fund

A December 31, 2008 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Cephalon, Inc.	3.4%
Iron Mountain Incorporated	2.9%
Roper Industries, Inc.	2.7%
Petsmart, Inc.	2.7%
Fiserv, Inc.	2.6%
Harris Corporation	2.6%
Aptar Group, Inc.	2.5%
Dolby Laboratories, Inc.	2.4%
Stericycle, Inc.	2.4%
Airgas, Inc.	2.4%

Net Assets:	$19,726,820
Portfolio Turnover Rate:	74.0%
Number of Equity Holdings:	55

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2008.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of December 31, 2008, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2010.

****	Includes 0.25% 12b-1 fee.

Baird MidCap Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (12/29/00), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (12/29/00), assuming reinvestment of all distributions.

Baird MidCap Fund

Average Annual Total Returns

For the Periods Ended December 31, 2008	One Year	Five Years	Since Inception(1)
Institutional Class Shares	-41.53%	-2.70%	-2.05%
Investor Class Shares	-41.70%	-2.92%	-2.27%
Russell Midcap® Growth Index(2)	-44.32%	-2.33%	-4.08%

(1)	For the period from December 29, 2000 (commencement of operations) through December 31, 2008.
(2)
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates.  The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.  The Russell 1000® Index consists of the largest companies in the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments December 31, 2008

Shares		Value

COMMON STOCKS – 96.8%

Air Freight & Logistics – 1.7%
10,354	Expeditors International
	of Washington, Inc.	$344,478

Biotechnology – 5.3%
8,807	Cephalon, Inc.*	678,491
5,725	United Therapeutics
	Corporation*	358,099
		1,036,590
Capital Markets – 4.1%
16,156	Eaton Vance Corporation	339,437
3,588	Greenhill & Co., Inc.	250,335
5,970	T. Rowe Price Group Inc.	211,577
		801,349
Chemicals – 4.7%
12,033	Airgas, Inc.	469,167
12,807	Ecolab, Inc.	450,166
		919,333
Commercial Banks – 2.5%
5,688	PrivateBancorp, Inc.	184,632
12,782	Zions Bancorporation	313,287
		497,919
Commercial Services & Supplies – 2.4%
9,097	Stericycle, Inc.*	473,772

Communications Equipment – 6.8%
14,745	Dolby Laboratories, Inc.*	483,046
15,205	F5 Networks, Inc.*	347,586
13,493	Harris Corporation	513,409
		1,344,041
Computers & Peripherals – 1.3%
17,849	NetApp, Inc.*	249,351

Construction & Engineering – 1.0%
8,848	Foster Wheeler Ltd* f	206,866

Containers & Packaging – 2.5%
13,795	AptarGroup, Inc.	486,136

Distributors – 2.1%
35,733	LKQ Corporation*	416,647

Diversified Consumer Services – 1.6%
1,454	Strayer Education, Inc.	311,752

Electrical Equipment – 2.7%
12,152	Roper Industries, Inc.	527,518

Electronic Equipment & Instruments – 1.5%
13,939	Trimble
	Navigation Limited*	301,222

Energy Equipment & Services – 5.5%
17,999	Cameron International
	Corporation*	368,979
4,250	CARBO Ceramics Inc.	151,002
14,455	Oceaneering
	International, Inc.*	421,219
6,430	Smith International, Inc.	147,183
		1,088,383
Food Products – 3.8%
17,925	Hain Celestial Group Inc.*	342,188
12,992	McCormick & Co,
	Incorporated	413,925
		756,113
Health Care Equipment & Supplies – 1.0%
6,200	Thoratec Corporation*	201,438

Health Care Providers & Services – 1.9%
18,850	VCA Antech, Inc.*	374,738

Hotels Restaurants & Leisure – 1.7%
13,950	Burger King Holdings Inc.	333,126

Internet Software & Services – 1.3%
17,417	Akamai Technologies, Inc.*	262,823

IT Services – 10.4%
9,644	Alliance Data
	Systems Corporation*	448,735
14,399	Fiserv, Inc.*	523,692
10,321	Hewitt Associates,
	Inc. – Class A*	292,910

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2008

Shares		Value

COMMON STOCKS – 96.8% (cont.)

IT Services – 10.4% (cont.)
23,408	Iron Mountain
	Incorporated*	$578,880
7,585	Paychex, Inc.	199,334
		2,043,551
Life Sciences Tools & Services – 2.8%
7,150	Illumina, Inc.*	186,258
15,525	Life Technologies
	Corporation*	361,888
		548,146
Machinery – 5.8%
11,870	Bucyrus International,
	Inc. – Class A	219,832
10,278	Harsco Corporation	284,495
13,200	IDEX Corporation	318,780
7,874	Wabtec Corporation	312,992
		1,136,099
Media – 1.1%
16,620	Lamar Advertising
	Co. – Class A*	208,747

Oil & Gas – 2.1%
14,384	Southwestern
	Energy Company*	416,704

Road & Rail – 1.1%
7,995	J.B. Hunt Transport
	Services, Inc.	210,029

Semiconductor & Semiconductor Equipment – 3.5%
19,188	Microchip Technology
	Incorporated	374,742
17,900	Varian Semiconductor
	Equipment
	Associates, Inc.*	324,348
		699,090
Software – 3.2%
18,614	Citrix Systems, Inc.*	438,732
14,175	Cogent Inc.*	192,355
		631,087
Specialty Retail – 8.3%
11,879	Advance Auto Parts, Inc.	399,728
28,656	Dick’s Sporting Goods, Inc.*	404,336
14,020	Gamestop Corporation –
	Class A*	303,673
28,495	Petsmart, Inc.	525,733
		1,633,470
Textiles, Apparel & Luxury Goods – 1.0%
10,202	Phillips-Van Heusen
	Corporation	205,366

Trading Companies & Distributors – 2.1%
12,151	Fastenal Company	423,462
	Total Common Stocks
	(Cost $22,998,632)	19,089,346

SHORT-TERM INVESTMENTS – 1.7%

Money Market Mutual Funds – 1.7%
342,271	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	342,271
	Total Short-Term
	Investments
	(Cost $342,271)	342,271

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 34.5%

Certificates of Deposit – 6.1%
$268,409	Abbey National Treasury
	Service, Series YCD1,
	1.09%, 02/20/09	268,387
268,409	Barclays Bank,
	3.3615%, 03/16/09	268,198

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2008

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 34.5% (cont.)

Certificates of Deposit – 6.1% (cont.)
	Natixis Bank of New York,
	Series YCD1:
$189,465	0.89%, 02/18/09	$189,453
157,887	0.89%, 06/30/09	158,147
236,831	Royal Bank of
	Scotland Group PLC,
	2.9944%, 05/06/09	236,826
78,944	Societe Generale of
	New York, Series YCD1,
	2.0625%, 02/20/09	78,939
		1,199,950
Commercial Paper – 1.7%
339,756	Atlantic East
	Funding LLC,
	3.0588%, 03/25/09 #	339,756
		339,756
Corporate Bonds and Notes – 3.3%
	Allstate Life GL:
173,676	3.0575%, 03/20/09	172,535
78,944	1.775%, 07/21/09	77,459
157,887	Svenska Handelsbanken,
	4.41%, 08/06/09	157,807
236,831	Wachovia Bank NA,
	3.0013%, 05/01/09	234,224
		642,025
Government Agencies – 2.2%
442,085	Federal Home Loan Banks,
	0.645%, 03/02/09	441,833
		441,833

Shares

Investment Companies – 21.2%
4,075,559	Mount Vernon
	Securities Lending Trust –
	Prime Portfolio	4,075,559
106,487	Reserve Primary Fund #	106,487
		4,182,046
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $6,805,610)	6,805,610
	Total Investments
	(Cost $30,146,513) –
	133.0%	26,237,227
	Liabilities in Excess of
	Other Assets – (33.0)%	(6,510,407)
	TOTAL NET
	ASSETS – 100.0%	$19,726,820

*	Non-Income Producing
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted SFAS 157 as of January 1, 2008.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 – Quoted prices	$23,507,176
Level 2 – Other significant observable inputs	2,623,564
Level 3 – Significant unobservable inputs	106,487
Total	$26,237,227

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments, at Value
Balance as of 12/31/07	$402,130
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	—
Transfers in and / or out of Level 3*	(295,643)
Balance as of 12/31/08	$106,487

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2008

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/08 – 12/31/08).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses December 31, 2008

Actual vs. Hypothetical Returns
For the Six Months Ended December 31, 2008

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	7/1/08	12/31/08	Period(1)	12/31/08	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$648.40	$3.11	$1,021.37	$3.81
Investor Class	1.00%	$1,000.00	$648.10	$4.14	$1,020.11	$5.08

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$673.60	$3.58	$1,020.86	$4.32
Investor Class	1.10%	$1,000.00	$672.40	$4.62	$1,019.61	$5.58

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days and divided by 366 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities December 31, 2008

	Baird LargeCap	Baird MidCap
	Fund	Fund
ASSETS:
Investments, at value	$23,471,214	$26,237,227
(cost $27,178,508 and $30,146,513, respectively)
Dividends receivable	24,816	6,551
Interest receivable	1,106	1,017
Receivable for investments sold	86,504	777,173
Receivable for fund shares sold	—	2,700
Other assets	7,699	5,481
Total assets	23,591,339	27,030,149
LIABILITIES:
Payable for collateral received for securities loaned	6,867,026	6,805,610
Payable to Advisor and Distributor	1,493	3,470
Payable to custodian	9,431	26,460
Payable for securities purchased	76,711	309,599
Payable for fund shares redeemed	—	126,677
Accrued expenses and other liabilities	26,455	31,513
Total liabilities	6,981,116	7,303,329
NET ASSETS	$16,610,223	$19,726,820
NET ASSETS CONSIST OF:
Capital stock	$24,464,353	$26,904,953
Accumulated undistributed net investment income	198	—
Accumulated net realized loss on investments sold	(4,147,034)	(3,268,847)
Net unrealized depreciation on investments	(3,707,294)	(3,909,286)
NET ASSETS	$16,610,223	$19,726,820
INSTITUTIONAL CLASS SHARES
Net Assets	$16,349,025	$18,163,034
Shares outstanding
($0.01 par value, unlimited shares authorized)	2,924,270	3,228,019
Net asset value, offering and redemption price per share	$5.59	$5.63
INVESTOR CLASS SHARES
Net Assets	$261,198	$1,563,786
Shares outstanding
($0.01 par value, unlimited shares authorized)	46,755	284,906
Net asset value, offering and redemption price per share	$5.59	$5.49

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Year Ended December 31, 2008

	Baird	Baird
	LargeCap Fund	MidCap Fund
INVESTMENT INCOME:
Dividends	$225,999	$217,585
Interest	18,796	30,408
Income from securities lending (Note 6)	12,824	22,317
Total investment income	257,619	270,310
EXPENSES:
Investment advisory fees	155,998	221,704
Administration fees	7,023	8,689
Shareholder servicing fees	15,603	15,145
Fund accounting fees	8,801	9,829
Professional fees	30,324	30,321
Federal and state registration	27,414	27,355
Directors fees	26,336	26,236
Custody fees	4,483	6,335
Reports to shareholders	3,014	5,236
Distribution fees – Investor Class Shares (Note 8)	1,391	8,617
Interest expense (Note 7)	—	106
Miscellaneous expenses	1,683	2,352
Total expenses	282,070	361,925
Expense reimbursement by Advisor (Note 5)	(99,829)	(101,968)
Total expenses	182,241	259,957
NET INVESTMENT INCOME	75,378	10,353

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on investments	(2,680,501)	(2,859,632)
Change in unrealized appreciation/depreciation on investments	(8,322,225)	(12,378,757)
Net realized and unrealized loss on investments	(11,002,726)	(15,238,389)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(10,927,348)	$(15,228,036)

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$75,378	$69,718
Net realized gain (loss) on investments	(2,680,501)	1,295,539
Change in unrealized appreciation/depreciation on investments	(8,322,225)	1,311,455
Net increase (decrease) in net assets resulting from operations	(10,927,348)	2,676,712

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,906,588	6,164,640
Shares issued to holders in reinvestment of dividends	80,523	62,978
Cost of shares redeemed	(3,752,903)	(8,986,143)
Net decrease in net assets resulting
from capital share transactions	(765,792)	(2,758,525)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(81,425)	(63,676)

TOTAL DECREASE IN NET ASSETS	(11,774,565)	(145,489)

NET ASSETS:
Beginning of year	28,384,788	28,530,277
End of year (including undistributed net investment income
of $198 and $6,245, respectively)	$16,610,223	$28,384,788

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income (loss)	$10,353	$(34,555)
Net realized gain (loss) on investments	(2,859,632)	6,233,273
Change in unrealized appreciation/depreciation on investments	(12,378,757)	1,141,357
Net increase (decrease) in net assets resulting from operations	(15,228,036)	7,340,075

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,082,022	10,258,071
Shares issued to holders in reinvestment of dividends	14,311	5,849,724
Cost of shares redeemed	(9,527,280)	(13,209,733)
Net increase (decrease) in net assets resulting
from capital share transactions	(6,430,947)	2,898,062

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(14,588)	—
From net realized gains	—	(5,482,243)
	(14,588)	(5,482,243)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(436,338)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,673,571)	4,319,556

NET ASSETS:
Beginning of year	41,400,391	37,080,835
End of year	$19,726,820	$41,400,391

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$9.33	$8.53	$8.33	$8.13	$7.78
Income from investment operations:
Net investment income	0.03	0.02	0.04	0.04 (1)	0.06 (1)
Net realized and unrealized
gains (losses) on investments	(3.74)	0.80	0.20	0.24	0.35
Total from investment operations	(3.71)	0.82	0.24	0.28	0.41
Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.04)	(0.08)	(0.06)
Net asset value, end of period	$5.59	$9.33	$8.53	$8.33	$8.13
Total return	(39.88%)	9.63%	2.89%	3.39%	5.21%
Supplemental data and ratios:
Net assets, end of period	$16,349,025	$27,644,009	$27,442,329	$27,375,626	$64,754,140
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.17%	1.10%	1.12%	0.93%	0.93%
Ratio of net investment income
to average net assets	0.32%	0.25%	0.44%	0.46%	0.72%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.10%)	(0.10%)	0.07%	0.28%	0.54%
Portfolio turnover rate(2)	43.0%	72.2%	63.9%	28.6%	23.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$9.29	$8.50	$8.29	$8.09	$7.75
Income from investment operations:
Net investment income	0.00 (1)	0.00 (1)	0.01	0.02 (2)	0.04 (2)
Net realized and unrealized
gains (losses) on investments	(3.70)	0.79	0.21	0.23	0.35
Total from investment operations	(3.70)	0.79	0.22	0.25	0.39
Less distributions:
Dividends from net investment income	—	—	(0.01)	(0.05)	(0.05)
Net asset value, end of period	$5.59	$9.29	$8.50	$8.29	$8.09
Total return	(39.94%)	9.29%	2.64%	3.15%	5.00%
Supplemental data and ratios:
Net assets, end of period	$261,198	$740,779	$1,087,948	$2,400,525	$1,900,053
Ratio of expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.42%	1.35%	1.37%	1.18%	1.18%
Ratio of net investment income
to average net assets	0.07%	0.00%	0.19%	0.21%	0.47%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.35%)	(0.35%)	(0.18%)	0.03%	0.29%
Portfolio turnover rate(3)	43.0%	72.2%	63.9%	28.6%	23.2%

(1)	Amount is less than $0.01.
(2)	Calculated using average shares outstanding during the period.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$9.62	$9.33	$11.12	$10.91	$9.72
Income from investment operations:
Net investment income (loss)(1)	0.01	(0.01)	(0.02)	(0.02)	(0.04)
Net realized and unrealized
gains (losses) on investments	(3.99)	1.99	0.46	0.63	1.25
Total from investment operations	(3.98)	1.98	0.44	0.61	1.21
Less distributions:
Distributions from net realized gains	—	(1.69)	(2.23)	(0.40)	(0.02)
Distributions from net investment income	(0.01)	—	—	—	—
Total distributions	(0.01)	(1.69)	(2.23)	(0.40)	(0.02)
Net asset value, end of period	$5.63	$9.62	$9.33	$11.12	$10.91
Total return	(41.53%)	20.89%	3.93%	5.56%	12.44%
Supplemental data and ratios:
Net assets, end of period	$18,163,034	$36,616,547	$32,057,214	$85,670,669	$86,476,869
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average
net assets (before waivers)	1.19%	1.11%	1.01%	0.98%	1.05%
Ratio of net investment income (loss)
to average net assets	0.06%	(0.06%)	(0.17%)	(0.21%)	(0.43%)
Ratio of net investment loss
to average net assets (before waivers)	(0.28%)	(0.32%)	(0.33%)	(0.34%)	(0.63%)
Portfolio turnover rate(2)	74.0%	72.3%	78.6%	77.4%	77.9%
(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$9.40	$9.17	$10.99	$10.82	$9.65
Income from investment operations:
Net investment loss(1)	(0.02)	(0.04)	(0.04)	(0.05)	(0.07)
Net realized and unrealized
gains (losses) on investments	(3.89)	1.96	0.45	0.62	1.26
Total from investment operations	(3.91)	1.92	0.41	0.57	1.19
Less distributions:
Distributions from net realized gains	—	(1.69)	(2.23)	(0.40)	(0.02)
Net asset value, end of period	$5.49	$9.40	$9.17	$10.99	$10.82
Total return	(41.70%)	20.61%	3.73%	5.24%	12.32%
Supplemental data and ratios:
Net assets, end of period	$1,563,786	$4,783,844	$5,023,621	$4,506,947	$3,944,857
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average
net assets (before waivers)	1.44%	1.36%	1.26%	1.23%	1.30%
Ratio of net investment loss
to average net assets	(0.19%)	(0.31%)	(0.42%)	(0.46%)	(0.68%)
Ratio of net investment loss
to average net assets (before waivers)	(0.53%)	(0.57%)	(0.58%)	(0.59%)	(0.88%)
Portfolio turnover rate(2)	74.0%	72.3%	78.6%	77.4%	77.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund and the Baird MidCap Fund (each a “Fund” and collectively the “Funds”), two of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

On December 31, 2008, shareholders affiliated with the Advisor held 81.4% of the Baird LargeCap Fund and 33.2% of the Baird MidCap Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.

In general, the “fair value” of a security means the amount that the Funds might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157 (“SFAS 157), “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

Consistent with Section 2(a)(41) of the 1940 Act and SFAS 157, the Funds price their securities as follows:  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in current markets, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS 157, “Fair Value Measurements.” SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS 157 had no material impact on the Funds’ financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161, but does not believe it will have any impact on the Funds’ financial statement disclosures because the Funds generally do not maintain any positions in derivative instruments or engage in hedging activities.

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Funds’ securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All the foreign securities owned by the Funds as of December 31, 2008 are traded on the New York Stock Exchange or NASDAQ.

c)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has determined that FIN 48 has not resulted in any liability to the Funds.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND
	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	395,392	$2,875,596	Shares sold	3,893	$30,992
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	14,995	80,523	reinvestment of dividends	—	—
Shares redeemed	(449,499)	(3,446,338)	Shares redeemed	(36,862)	(306,565)
Net decrease	(39,112)	$(490,219)	Net decrease	(32,969)	$(275,573)
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,963,382		Beginning of period	79,724
End of period	2,924,270		End of period	46,755

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	688,671	$6,011,411	Shares sold	16,768	$153,229
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	6,609	62,978	reinvestment of dividends	—	—
Shares redeemed	(948,994)	(8,396,303)	Shares redeemed	(65,062)	(589,840)
Net decrease	(253,714)	$(2,321,914)	Net decrease	(48,294)	$(436,611)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,217,096		Beginning of period	128,018
End of period	2,963,382		End of period	79,724

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND
	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	376,048	$2,765,434	Shares sold	41,456	$316,588
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	2,660	14,311	dividends	—	—
Shares redeemed	(955,817)	(7,643,087)	Shares redeemed	(265,423)	(1,884,193)
Net decrease	(577,109)	$(4,863,342)	Net decrease	(223,967)	$(1,567,605)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,805,128		Beginning of period	508,873
End of period	3,228,019		End of period	284,906

	Year Ended			Year Ended
	December 31, 2007			December 31, 2007
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	489,977	$4,956,364	Shares sold	541,128	$5,301,707
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
distributions	552,386	5,413,386	distributions	45,594	436,338
Shares redeemed	(673,826)	(6,830,431)	Shares redeemed	(625,959)	(6,379,302)
Net increase	368,537	$3,539,319	Net decrease	(39,237)	$(641,257)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,436,591		Beginning of period	548,110
End of period	3,805,128		End of period	508,873

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the year ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird
	LargeCap Fund	MidCap Fund
Purchases:	$10,136,218	$21,388,234
Sales:	$10,404,590	$26,335,988

At December 31, 2008, accumulated earnings/losses on a tax basis were as follows:

	LargeCap	MidCap
	Fund	Fund
Cost of Investments	$27,362,405	$30,288,972
Gross unrealized appreciation	$913,224	$1,571,476
Gross unrealized depreciation	(4,813,846)	(5,645,446)
Net unrealized depreciation	$(3,900,622)	$(4,073,970)
Undistributed ordinary income	$9,629	$22,225
Undistributed long-term capital gain	—	—
Total distributable earnings	$9,629	$22,225
Other accumulated losses	$(3,963,137)	$(3,126,388)
Total accumulated losses	$(7,854,130)	$(7,178,133)

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2008, the Baird LargeCap Fund and the Baird MidCap Fund elected to defer capital losses occurring between November 1, 2008 and December 31, 2008 in the amount of $1,651,089 and $2,034,254, respectively.

At December 31, 2008, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $929,167 that expire in 2016, $1,167,011 that expire in 2012 and $215,870 that expire in 2011.  At December 31, 2008, the Baird MidCap Fund had accumulated net realized capital loss carryovers of $1,092,134 that expire in 2016.  To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.  During the year ended December 31, 2008, the Funds did not utilize any capital loss carryovers from previous years.

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

During the year ended December 31, 2008, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains
Baird LargeCap Fund	$81,425	—
Baird MidCap Fund	$14,588	—

During the year ended December 31, 2007, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains
Baird LargeCap Fund	$ 63,676	—
Baird MidCap Fund	$970,880	$4,947,701

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the years ended December 31, 2008 and 2009 and through April 30, 2010, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Fiscal Year Ended December 31,
	2008	2007	2006
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2011	2010	2009
Baird LargeCap Fund	$ 99,829	$100,379	$ 98,794
Baird MidCap Fund	$101,968	$103,600	$117,213

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the year ended December 31, 2008.

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of December 31, 2008, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of December 31, 2008, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$6,724,968	$6,867,026
Baird MidCap Fund	$6,633,362	$6,805,610

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including the Mount Vernon Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other money market funds, certificates of deposit, commercial paper, corporate notes, government agency securities and repurchase agreements.  The schedules of investments for the Funds include the particular cash collateral holdings as of December 31, 2008.  The Funds intend to invest all of the collateral in the Mount Vernon Prime

Baird Funds, Inc.

Notes to the Financial Statements December 31, 2008

6.	SECURITIES LENDING (cont.)

Portfolio once their existing cash collateral holdings mature or are liquidated or otherwise paid down.  Currently, the Funds hold two cash collateral investments that are priced at fair value by the Valuation Committee of the Advisor: an interest in Atlantic East Funding Trust, LLC and shares of the Reserve Primary Fund.  The interest in Atlantic East Funding Trust, LLC is priced at par based on the underlying market value of the securities owned by the Atlantic East Funding Trust, LLC, amounts payable under an agreement from the Funds’ transfer agent and administrator to cover losses realized by the Funds on this investment (up to a certain amount), and a securities lending income reserve.  The Funds have been depositing their securities lending income into a reserve account since July 2008, which reserve may be used to cover additional losses by the Funds on their interest in Atlantic East Funding Trust, LLC after applying amounts payable from the Funds’ transfer agent and administrator.  Additional reserves of securities lending income are expected to continue in 2009.  As a result of these securities lending income reserves, the Funds are not recognizing income from their securities lending activity.  Upon the liquidation of the Funds’ interest in Atlantic East Funding Trust, LLC, any excess securities lending income reserves (after applying the reserves and amounts payable from the Funds’ transfer agent and administrator to cover losses) will then be recognized as income to the Funds.  Shares of the Reserve Primary Fund are priced at $1.00 per share based on the fair value of the shares of that fund plus an agreement to contribute additional amounts by the Funds’ transfer agent and administrator.  Interest income earned on collateral investments during the year ended December 31, 2008 for the Baird LargeCap Fund and Baird MidCap Fund were $12,824 and $22,317, respectively.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 4.21% during 2008).  For the year ended December 31, 2008, the Baird LargeCap Fund and Baird MidCap Fund incurred $0 and $106 in interest charges, respectively, on average daily loan balances of $0 and $1,730, respectively.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund and Baird MidCap Fund incurred $1,391 and $8,617, respectively, in fees pursuant to the Plan during the year ended December 31, 2008.

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Baird Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Baird LargeCap Fund and Baird MidCap Fund (two of the portfolios constituting Baird Funds, Inc.) (collectively, the “Funds”), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the year ended December 31, 2004 were audited by other auditors.  Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 22, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Baird Funds, Inc. as of December 31, 2008, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 26, 2009

Baird Funds, Inc.

Directors & Officers as of December 31, 2008

				Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

G. Frederick Kasten, Jr.	Independent	Indefinite;	Retired; Chairman, the Advisor (January 2000-December	8	Director of Regal-Beloit
777 East Wisconsin Avenue	Director and	Since September	2005); Chairman and CEO, the Advisor (January 1998-		Corporation, a
Milwaukee, WI 53202	Chairman	2000	January 2000); President, Chairman and CEO, the		manufacturing
Age: 69			Advisor (June 1983-January 1998); President, the Advisor		company
			(January 1979-January 1983)

John W. Feldt	Independent	Indefinite;	Retired; Senior Vice President-Finance, University of	8	Director of Thompson
c/o University of	Director	Since September	Wisconsin Foundation (1985-2006); Vice President-		Plumb Funds, Inc., a
Wisconsin Foundation		2000	Finance, University of Wisconsin Foundation (1980-		mutual fund complex
1848 University Avenue			1985); Associate Director, University of Wisconsin		(3 portfolios); Director
Madison, WI 53705			Foundation (1967-1980)		of Nakoma Mutual
Age: 66					Funds, a mutual fund
					complex (1 portfolio)

Frederick P. Stratton, Jr.	Independent	Indefinite;	Retired; Chairman Emeritus, Briggs & Stratton	8	Director of Weyco
10134 N. Port Washington	Director	Since May	Corporation, a manufacturing company, since 2003;		Group, Inc., a men’s
Road, #2B		2004	Chairman of the Board, Briggs & Stratton Corporation		footwear distributor;
Mequon, WI 53092			(2001-2002); Chairman and CEO, Briggs & Stratton		Wisconsin Energy
Age: 69			Corporation (1986-2001)		Corporation and its
					subsidiaries Wisconsin
					Electric Power
					Company and
					Wisconsin Gas LLC

Marlyn J. Spear	Independent	Indefinite;	Chief Investment Officer, Building Trades United	8	Management Trustee of
P.O. Box 530	Director	Since January	Pension Trust Fund since July 1989; Investment Officer,		AFL-CIO Housing
500 Elm Grove Road		2008	Northwestern Mutual Financial Network (1988-1989);		Investment Trust
Elm Grove, WI 53122			Assistant Vice-President, Firstar Trust Company
Age: 55			(1978-1987); Financial Analyst, Harco Holdings, Inc.
			(1976-1978)

Cory L. Nettles*	Interested	Indefinite;	Managing Director, Generation Growth Capital, Inc.	8	Director of Weyco
Generation Growth Capital, Inc.	Director	Since January	(since March 2007); Of Counsel, Quarles & Brady LLP		Group, Inc., a men’s
411 East Wisconsin Avenue,		2008	(since January 2005); Secretary, Wisconsin Department		footwear distributor;
Suite 1710,			of Commerce (January 2003 – January 2005); Associate,		Director of The Private
Milwaukee, WI 53202			Quarles & Brady LLP (July 1996 – December 2002)		Bank, a financial
Age: 38					institution

*
Mr. Nettles is an “interested person” of the Corporation (as defined in the 1940 Act) because of his employment with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate and miscellaneous securities related matters that did not relate to the Corporation or the Funds.

Additional information about the Funds’ directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD, or at www.bairdfunds.com.

Baird Funds, Inc.

Directors & Officers as of December 31, 2008

	Position(s)	Term of Office	Principal
	Held with	and Length of	Occupation(s)
Name, Address, and Age	the Funds	Time Served	During Past 5 Years

Mary Ellen Stanek	President	Re-elected by	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since March 2000; President and CEO, Firstar Investment Research & Management
Milwaukee, WI 53202		Since	Company, LLC (“FIRMCO”) (November 1998-February 2000); President, Firstar Funds, Inc.
Age: 52		September 2000	(December 1998-February 2000); President and Chief Operating Officer, FIRMCO
(March 1994-November 1998)

J. Bary Morgan	Senior	Re-elected by	Chief Investment Officer, Baird Investment Management, a department of the Advisor, since
777 East Wisconsin Avenue	Vice President	Board annually;	January 2004; Managing Director, the Advisor since January 2001; Director, Baird Investment
Milwaukee, WI 53202		Since	Management (January 2001-January 2004); Senior Vice President, the Advisor (January 2000-
Age: 43		February 2003	January 2001); First Vice President, the Advisor (January 1996-January 2000)

Todd S. Nichol	Vice President	Re-elected by	Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the
777 East Wisconsin Avenue	and Chief	Board annually;	Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice
Milwaukee, WI 53202	Compliance	Since	President, the Advisor (January 2004-January 2005); Vice President, the Advisor (August 2002-
Age: 46	Officer	August 2004	January 2004); Vice President – Risk Management, BNY Clearing Services, LLC, a division of
The Bank of New York (August 1995-August 2002)

Russell P. Schwei	Vice President	Re-elected by	Operations Director, the Advisor since July 1992; Managing Director, the Advisor since January
777 East Wisconsin Avenue		Board annually;	1997; Chief Financial Officer and Managing Director, the Advisor (February 1999-December
Milwaukee, WI 53202		Since	1999)
Age: 49		September 2000

Leonard M. Rush	Treasurer	Re-elected by	Chief Financial Officer, the Advisor since January 2000
777 East Wisconsin Avenue		Board annually;
Milwaukee, WI 53202		Since
Age: 62		September 2000

Charles M. Weber	Secretary	Re-elected by	Senior Vice President and Associate General Counsel, the Advisor since July 2005; Partner,
777 East Wisconsin Avenue		Board annually;	Quarles & Brady LLP, a law firm (October 1998-June 2005)
Milwaukee, WI 53202		Since
Age: 45		September 2005

Laura E. Piotrowski	Assistant	Re-elected by	Managing Director, the Advisor since January 2008; Senior Vice President, the Advisor (January
777 East Wisconsin Avenue	Treasurer	Board annually;	2003-December 2007); Controller, the Advisor since January 2003; First Vice President, the
Milwaukee, WI 53202		Since	Advisor (January 2001-January 2003); Vice President, the Advisor (January 1999-January 2001)
Age: 38		August 2007

Robert A. Johnson	AML	Re-elected by	Compliance Officer, the Advisor since 1998, and AML Compliance Officer, the Advisor since
777 East Wisconsin Avenue	Compliance	Board annually;	January 2004
Milwaukee, WI 53202	Officer	Since
Age 45		August 2004

Bret T. Reese	Assistant	Re-elected by	Vice President and Associate General Counsel, the Advisor since June 2005; Senior Financial
777 East Wisconsin Avenue	Secretary	Board annually;	Analyst, the Advisor (August 2004-June 2005); Financial Analyst, Stark & Roth, Inc., a hedge
Milwaukee, WI 53202		Since	fund (June 2001-August 2002)
Age: 39		August 2006

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD LARGECAP AND MIDCAP FUNDS

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”) met on August 12, 2008 to consider the annual renewal of the investment advisory agreement with Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) for management of the Baird LargeCap and Baird MidCap Funds, which are mutual fund series or portfolios of the Corporation (the “Funds”).  The Board reviewed and discussed various information that had been provided prior to the meeting, including the investment advisory agreement, memoranda provided by outside legal counsel and the Secretary of the Funds discussing the Board’s fiduciary obligations and factors the Board should assess in considering the renewal of the investment advisory agreement, information from the Advisor in response to a request from the Board, including the directors who are not “interested persons” of the Corporation or the Advisor within the meaning of the Investment Company Act of 1940 (the “1940 Act”) (“Independent Directors”) (including the Advisor’s Form ADV, Annual Report and statement of financial condition), a profitability analysis, comparative information about the Funds’ performance for periods ended June 30, 2008, management fees and expense ratios, and other pertinent information.  The Board also discussed relevant case law, including the recent decision by the U.S. Court of Appeals (Seventh Circuit) in Jones v. Harris Associates, L.P.  The Independent Directors met separately in executive session with outside legal counsel to consider the investment advisory agreement.  The Board also received information periodically throughout the year that was relevant to its consideration of the investment advisory agreement, including performance, management fee and other expense information.  Based on its evaluation of this information, the Board, including a majority of the Independent Directors, approved the continuation of the investment advisory agreement for an additional one-year period.

In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

Nature, Extent and Quality of Services Provided to the Funds

The Board analyzed the nature, extent and quality of the services provided by the Advisor to the Funds.  The Board reviewed and considered the Advisor’s significant role in establishing the Funds and the construction of their investment objectives, principal strategies, investment limitations and fee structures.  The Board noted the Advisor’s overall reputation and positive name recognition, the depth of the Advisor’s personnel, resources and commitment to the Funds, and the experience, credentials and continuity of the portfolio management teams employed to manage the Funds’ investments.  The Board further noted that the Advisor has approximately $15.1 billion of assets under discretionary management and has strong relationships with numerous institutional accounts.  The Funds provide an opportunity for smaller institutional and retail accounts to receive the same professional advice from the Advisor that it offers to its larger institutional clients.  The Board considered the Advisor’s disciplined investment decision-making process used for the Funds.  The Board also considered other services that the Advisor provided for the Funds in its capacity as their investment advisor, such as providing some of its key personnel to serve as officers of the Funds, selecting broker-dealers for execution of portfolio transactions, ensuring adherence to the Fund’s investment policies and restrictions, providing support services to the Board and the Audit Committee of the Board and overseeing the Funds’ other service providers.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Funds and spends time and effort marketing the Funds.  The Board also considered the strength of the Advisor’s compliance department, including the Funds’ Chief Compliance Officer, and the fact that the Advisor has not experienced

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD LARGECAP AND MIDCAP FUNDS (cont.)

any significant legal, compliance or regulatory difficulties since the Funds were launched.  The Board concluded that the nature, extent and quality of the services provided by the Advisor to the Funds were appropriate and that each Fund was likely to continue to benefit from services provided under the investment advisory agreement.

Investment Performance of the Advisor and the Funds

In considering the investment performance of each of the Funds, the Board reviewed information as of June 30, 2008 regarding the Funds’ performance in comparison to various benchmark indices and their peer groups as determined by Lipper.

The Board noted that the Baird LargeCap Fund (both Institutional and Investor Class shares) had outperformed its benchmark index and the Lipper peer group average for the one year and since inception periods, but lagged the index and peer group average for the three year and five year periods.  The Board noted that the performance of the Baird Midcap Fund had exceeded its benchmark and Lipper peer group average for the since inception period, but had underperformed both the benchmark index and peer group average for the one year, three year and five year periods.  The Board also considered the Advisor’s quarterly commentary and discussion of the reasons for these Funds’ underperformance during such periods.

The Board also considered the Advisor’s quarterly portfolio commentaries and reviews explaining the Funds’ performance, the Advisor’s consistent and disciplined investment decision process and the investment strategies it employs for the Funds.  After considering all of the information, the Board concluded that, although past performance is not a guarantee of future results, each Fund and its shareholders were likely to benefit from the Advisor’s continued management.

Costs of Services Provided and Profits Realized by the Advisor

The Board examined the fee and expense information for each of the Funds, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Board noted that each Fund’s advisory fee was competitive with the average and median for the universe of all mutual funds in its Lipper category.  The Board also reviewed and considered management fees charged by the Advisor to other investment advisory clients and found that the investment management fee paid by the Funds was 10 basis points (or 0.10%) less than what the Advisor charges on the first $5 million of a separately managed account. The Board recognized the extent of the significant additional services provided to each Fund that the Advisor did not provide to its other clients, such as certain administrative services, oversight of the Fund’s other service providers, director support, risk management, regulatory compliance and various other services.

The Board also examined the total expense ratio of each Fund relative to all other mutual funds in its Lipper category.  The Board noted that each Fund’s total expense ratio (both for its Institutional and Investor Class shares), after fee waivers and expense reimbursements by the Advisor, was not only lower than the average and median expense ratios for all funds in its Lipper category, but in the lowest or second lowest quartile and that the Institutional Class’ expense ratio compared favorably to the average and median expense ratios for institutional class shares of other similarly sized funds in each Fund’s Lipper category.

Baird Funds, Inc.

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT FOR BAIRD LARGECAP AND MIDCAP FUNDS (cont.)

The Board considered the fees realized, and the costs incurred, by the Advisor in providing investment management services to the Funds and the profitability to the Advisor of having a relationship with the Funds.  The Board noted that the Adviser had waived significant fees and/or reimbursed expenses for the Funds since their respective inception dates.  The Advisor informed the Board that the profits realized by the Advisor (as a percentage of revenue) from its relationship with the equity Funds have generally been less than those realized by the Advisor on its investment advisory business as a whole.

The Board concluded that the profits realized by the Advisor from its relationship with the Funds were appropriate.  The Board also reviewed and considered the general financial condition of the Advisor and determined it to be sound.  In light of all of the information that it received and considered, the Board concluded that the management fee and total expense ratio of each Fund were reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board noted that the Funds’ advisory fee structure does not contain any breakpoint reductions as the Funds grow in size.  However, the Board recognized that the Advisor has been waiving fees and/or reimbursing expenses for the Funds since their inception.  The Board also recognized that the advisory fee rates paid by the Funds were designed to be lower than the fees otherwise charged by the Advisor to its separately managed account clients and to be comparable to the second or third breakpoint advisory fee levels paid by other comparable mutual funds.

The directors concluded that the current fee structure of each Fund was reasonable and reflects a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset level.

Benefits Derived from the Relationship with the Funds

The Board noted that the Advisor derives ancillary benefits from its association with the Funds in the form of research products and services received from unaffiliated broker dealers who execute portfolio trades for the Funds.  However, the Board determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the Advisor’s investment decision-making process.  The Board believed that the Funds generally benefit from their association with the Advisor and the use of the “Baird” name.  The Board concluded that the other benefits realized by the Advisor from its relationship with the Funds were appropriate.

Based on its evaluation of the above factors, as well as other factors relevant to their consideration of the investment advisory agreement, the directors, including all of the Independent Directors, concluded that the continuation of the investment advisory agreement was in the best interest of each Fund and its shareholders.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended December 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

LargeCap	100%
MidCap	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2008 was as follows:

LargeCap	100%
MidCap	100%

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Annual Report - Baird Funds

December 31, 2008

Riverfront Long-Term Growth Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Funds, Inc.
1-866-442-2473
www.bairdfunds.com

February 28, 2009

Dear Shareholder,

Thank you for investing in the Riverfront Long-Term Growth Fund.  We are pleased to report that, despite a very difficult year, we successfully launched this new fund in late October, with assets growing to nearly $8 million by year-end.  In addition, the aggregate net assets of the eight series in the Baird Funds family have grown to more than $1.9 billion as of the end of 2008, an increase of 19% over the prior year.

In this Annual Report we review the brief performance and composition of Riverfront Long-Term Growth Fund.  We hope you find this report both informative and helpful in evaluating your investments.

Thank you again for choosing Baird Funds.

Sincerely,

Mary Ellen Stanek, CFA
President
Baird Funds, Inc.

Riverfront Long-Term Growth Fund

December 31, 2008

Portfolio Managers’ Commentary

During the fourth quarter of 2008, the financial crisis that has gripped the global economy since mid-2007 took a decided turn for the worse.  We believe that allowing Lehman Brothers to fail combined with the Congressional delay in passing bank bailout legislation helped to create a near collapse in the already weakened global banking system.  In this crisis atmosphere, banks, life insurance companies, hedge funds and other financial institutions frantically scrambled to raise cash, dumping assets onto fragile markets and causing steep drops in almost every financial market.  Banks went even further in their efforts to conserve cash, significantly curtailing lending commitments and trade financing arrangements.  This withdrawal of credit quickly transmitted the financial crisis to the real economy, and virtually every economy in the world suffered steep declines in the last three months of 2008.

The Riverfront Long-Term Growth Fund commenced operations on October 28, 2008.  During the two-month period ended December 31, 2008, we maintained a defensive posture in light of the financial crisis then taking place. The Fund had a strong quality bias that helped provide protection from the market turmoil, as did our relatively large cash reserves.  As a result, despite the losses posted by virtually every asset class except cash and treasuries during the last part of 2008, the Riverfront Long Term Growth Fund Institutional Class has a total return of 5.81% (5.68% for the Investor Class) as compared to a loss in the S&P 500 of 3.96%.  We believe that consistent, incremental outperformance in both bull and bear markets is the key to long-term investment success.

Outlook

As we enter 2009, we believe that the global economy will continue to struggle with the lingering impact of the financial crisis and the necessary pull-back in spending by the American consumer.  Aggressive monetary policy and government stimulus packages should help support economic growth in the short run, effectively building a bridge across this difficult period of economic adjustment.  We believe that these government actions will prevent the kind of downward spiral witnessed in the U.S. in the 1930s or more recently in Japan.  It is too early to gauge the long-term impact of this massive monetary and fiscal stimulus, but by the second half of 2009 we think its short-term impact, when combined with the decline in commodity prices, will slow the pace of economic contraction — things will become ‘less bad.’

We see a bottoming process for stocks, followed by a new cyclical bull market. We expect volatility to remain high and think the S&P 500 will range between 750 and 1010 in the first half of 2009, with the opportunity of a breakout to 1140 in the second half if the economy begins to turn around. In other words, we think the lows were made in November 2008. A purely technical evaluation of the S&P 500 is less optimistic, but pervasive investor pessimism, combined with coordinated and determined policy makers, makes us more hopeful. If we are overly optimistic and 750 does not hold, then we see the 600 to 650 as the next zone of technical support.

Total return for risky assets (such as stocks, high yield bonds and commodities) were below their long-term averages over the last 10 years — an environment of strong global growth. We expect the opposite over the next 10 years. Capital is scarce and risk capital even more so, suggesting to us that returns will be above average.

If we are correct, then “risky” assets such as equities and corporate bonds are priced to potentially provide attractive returns over the long-term.  Our investors can expect increasing allocations to these asset classes as our momentum disciplines signal that prices are stabilizing.

Riverfront Long-Term Growth Fund

Riverfront’s theme for 2009 is ‘Get Paid to Wait.’ We think assets offering sustainable income flows will deliver better total returns in a difficult economy than those that do not. For stocks, we prefer companies with low debt, stable earnings and sustainable dividend growth. From a demographic perspective, we expect this theme to be supported by baby boomers’ need for income.

From an asset allocation perspective we are seeking to maintain a high quality bias. We are overweight large caps relative to small, and the US relative to international. We have a small overweight in emerging markets, reflecting their attractive valuations and longer term potential. Small- and mid-cap companies may be hindered as a result of limited resources or less diverse products or services and have therefore historically been more volatile than the stocks of larger, more established companies.

Riverfront Investment Group, LLC

Portfolio Managers:
Michael Jones, CFA
Rod Smyth
Doug Sandler, CFA
Tim Anderson, CFA

Riverfront Long-Term Growth Fund

A December 31, 2008 summary of the Fund’s top 10 holdings and asset allocation is shown below.

Top 10 Holdings*			Asset Allocation**
Fidelity Institutional
Government Portfolio	12.69%
Vanguard Europe Pacific ETF	9.70%
iShares MSCI EAFE Index Fund	7.59%
SPDR Trust Series 1	3.72%
iShares Morningstar
Mid Growth Index Fund	3.11%
Vanguard Emerging Markets ETF	2.66%
Exxon Mobil Corporation	2.09%
iShares S&P SmallCap 600 Index Fund	1.94%
Rydex Russell Top 50 ETF	1.84%
iShares MSCI Emerging Markets Index	1.81%

Net Assets:	$7,864,705
Portfolio Turnover Rate
(not annualized):	13.3%
Number of Equity Holdings:	87

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.90%
INVESTOR CLASS:	1.15%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of December 31, 2008.

**	Percentages shown in parentheses may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.90% of average daily net assets for the Institutional Class shares and 1.15% of average daily net assets for the Investor Class shares, at least through December 31, 2011.

****	Includes 0.25% 12b-1 fee.

Riverfront Long-Term Growth Fund

Institutional Class
Value of a $25,000 Investment

Growth of a hypothetical investment of $25,000 made on the Fund’s inception date (10/28/08), assuming reinvestment of all distributions.

Investor Class
Value of a $10,000 Investment

Growth of a hypothetical investment of $10,000 made on the Fund’s inception date (10/28/08), assuming reinvestment of all distributions.

Riverfront Long-Term Growth Fund

Average Annual Total Returns

For the Period Ended December 31, 2008	Since Inception(1)
Institutional Class Shares	5.81%
Investor Class Shares	5.68%
S&P 500® Index(2)	-3.96%

(1)	For the period from October 28, 2008 (commencement of operations) through December 31, 2008.
(2)
The S&P 500® is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.  The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s.  The S&P 500® is a market value weighted index – each stock’s weight in the index is proportionate to its market value.  A direct investment in an index is not possible.

The returns shown in the table above and line graphs on the previous page reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Riverfront Long-Term Growth Fund

Schedule of Investments December 31, 2008

Shares		Value

COMMON STOCKS – 41.0%

Aerospace & Defense – 1.8%
686	L-3 Communications
	Holdings, Inc.	$50,613
375	Lockheed Martin
	Corporation	31,530
1,112	United Technologies
	Corporation	59,603
		141,746
Beverages – 0.9%
1,493	The Coca-Cola Company	67,588

Capital Markets – 0.6%
3,291	Invesco Limited f	47,522

Chemicals – 0.4%
583	Praxair, Inc.	34,607

Commercial Banks – 0.6%
899	Cullen/Frost Bankers, Inc.	45,561

Commercial Services & Supplies – 0.4%
852	Manpower Inc.	28,959

Communications Equipment – 1.7%
3,713	Cisco Systems, Inc.*	60,522
1,539	Harris Corporation	58,559
1,356	Polycom, Inc.*	18,319
		137,400
Computers & Peripherals – 2.4%
747	Apple Inc.*	63,756
1,761	Hewlett-Packard Company	63,907
692	International
	Business Machines
	Corporation (IBM)	58,239
		185,902
Construction & Engineering – 0.4%
679	Fluor Corporation	30,467

Containers & Packaging – 0.8%
1,584	Ball Corporation	65,878

Distributors – 0.8%
3,551	Ingram Micro
	Inc. – Class A*	47,548
890	WESCO
	International, Inc.*	17,115
		64,663
Diversified Financial Services – 0.7%
2,379	NASDAQ OMX
	Group, Inc.*	58,785

Diversified Telecommunication Services – 0.4%
844	Verizon
	Communications Inc.	28,612

Electric Utilities – 0.4%
2,283	TECO Energy, Inc.	28,195

Energy Equipment & Services – 0.9%
2,014	BJ Services Company	23,504
1,864	Hornbeck Offshore
	Services, Inc.*	30,458
1,297	Superior Energy
	Services, Inc.*	20,661
		74,623
Food & Staples Retailing – 2.4%
1,058	Costco Wholesale
	Corporation	55,545
1,169	CVS Caremark Corporation	33,597
1,807	Wal-Mart Stores, Inc.	101,300
		190,442
Food Products – 1.1%
1,840	The Hain Celestial
	Group Inc.*	35,126
1,409	H.J. Heinz Company	52,978
		88,104
Health Care Providers & Services – 3.3%
1,241	DaVita, Inc.*	61,516
1,003	Express Scripts, Inc.*	55,145
1,163	Henry Schein, Inc.*	42,671

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Schedule of Investments December 31, 2008

Shares		Value

COMMON STOCKS – 41.0% (cont.)

Health Care Providers & Services – 3.3% (cont.)
480	Johnson & Johnson	$28,718
1,073	Laboratory Corporation
	of America Holdings*	69,112
		257,162
Hotels, Restaurants & Leisure – 1.1%
2,010	Jack in the Box Inc.*	44,401
1,836	Penn National
	Gaming, Inc.*	39,254
		83,655
Household Products – 2.0%
1,159	Church & Dwight Co., Inc.	65,043
1,496	Procter & Gamble Company	92,483
		157,526
Industrial Conglomerates – 0.4%
481	3M Co.	27,677

Insurance – 2.6%
1,974	Aflac, Inc.	90,488
3,058	HCC Insurance
	Holdings, Inc.	81,802
2,293	The Progressive Corporation	33,959
		206,249
IT Services – 0.7%
1,475	Fiserv, Inc.*	53,646

Machinery – 1.5%
1,952	Actuant
	Corporation – Class A	37,127
1,528	Dover Corporation	50,302
859	Illinois Tool Works Inc.	30,108
		117,537
Multiline Retail – 0.8%
1,480	Dollar Tree, Inc.*	61,864

Multimedia – 0.7%
1,284	Factset Research
	Systems Inc.	56,804

Multi-Utilities & Unregulated Power – 1.3%
1,546	Dominion Resources, Inc.	55,408
2,110	MDU Resources Group, Inc.	45,534
		100,942
Oil & Gas – 4.7%
1,226	Chevron Corporation	90,687
1,026	Cimarex Energy Co.	27,476
2,060	Exxon Mobil Corporation	164,450
1,016	Forest Oil Corporation*	16,754
1,867	ONEOK, Inc.	54,367
1,436	Patterson-UTI Energy, Inc.	16,528
		370,262
Pharmaceuticals – 2.3%
1,619	Bristol-Myers
	Squibb Company	37,642
2,815	Endo Pharmaceuticals
	Holdings Inc.*	72,852
1,926	Wyeth	72,244
		182,738
Specialty Retail – 1.8%
1,746	Best Buy Co., Inc.	49,080
1,481	Lowe’s Companies, Inc.	31,871
3,166	PetSmart, Inc.	58,413
		139,364
Telecommunication Services – 0.5%
2,298	Amdocs Limited* f	42,031

Tobacco – 0.6%
1,072	Philip Morris
	International Inc.	46,643
	Total Common Stocks
	(Cost $3,148,948)	3,223,154

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Schedule of Investments December 31, 2008

Shares		Value

EXCHANGE-TRADED FUNDS – 47.6%

Buy-Write Strategy – 1.8%
8,062	Powershares S&P 500
	BuyWrite Portfolio	$142,294

Commodity – 0.5%
435	SPDR Gold Trust*	37,649

Energy – 1.0%
1,222	Vanguard Energy ETF	82,766

Financial Services – 1.8%
4,140	Financial Select Sector
	SPDR Fund	52,247
5,655	PowerShares Dynamic
	Banking Portfolio	91,724
		143,971

Health & Biotechnology – 3.0%
957	iShares Dow Jones US
	Pharmaceuticals Index Fund	43,123
1,486	iShares Nasdaq
	Biotechnology Index Fund	105,580
1,661	PowerShares Dynamic
	Healthcare Sector Portfolio*	32,589
1,000	SPDR S&P Biotech ETF	53,720
		235,012
International Equity – 25.5%
3,410	iShares MSCI
	Canada Index Fund	59,436
13,307	iShares MSCI
	EAFE Index Fund	597,085
5,700	iShares MSCI
	Emerging Markets Index	142,329
13,054	iShares MSCI
	Japan Index Fund	125,318
4,352	iShares S&P Latin
	American 40 Index Fund	110,846
8,821	Vanguard Emerging
	Markets ETF	209,058
27,774	Vanguard Europe
	Pacific ETF	762,952
		2,007,024
Large Cap – 5.6%
2,023	Rydex Russell Top 50 ETF	144,382
3,240	SPDR Trust Series 1	292,377
		436,759
Mid Cap – 3.1%
4,587	iShares Morningstar
	Mid Growth Index Fund	244,671

Small Cap – 3.6%
3,476	iShares S&P
	SmallCap 600 Index Fund	152,944
3,042	Vanguard Small-Cap
	Growth ETF	128,068
		281,012
Technology – 0.8%
2,009	iShares S&P
	North American
	Technology-Software
	Index Fund*	63,826

Value – 0.9%
6,291	PowerShares Dividend
	Achievers Portfolio	72,724
	Total Exchange-
	Traded Funds
	(Cost $3,686,707)	3,747,708

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Schedule of Investments December 31, 2008

Shares		Value

SHORT-TERM INVESTMENTS – 12.7%

Money Market Fund – 12.7%
998,023	Fidelity Institutional
	Government Portfolio	$998,023
	Total Short-Term
	Investments
	(Cost $998,023)	998,023
	Total Investments
	(Cost $7,833,678) –
	101.3%	7,968,885
	Liabilities in Excess
	of Other Assets – (1.3)%	(104,180)
	TOTAL NET
	ASSETS – 100.0%	$7,864,705

*	Non-Income Producing
f	Foreign Security

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Schedule of Investments December 31, 2008

SFAS 157 – Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008:

Description	Investments, at Value
Level 1 – Quoted prices	$7,968,885
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—
Total	$7,968,885

Riverfront Long-Term Growth Fund

Additional Information on Fund Expenses December 31, 2008

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Fund does not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/28/08 – 12/31/08).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Riverfront Long-Term Growth Fund

Additional Information on Fund Expenses December 31, 2008

Actual vs. Hypothetical Returns
For the Period from October 28, 2008 (Fund’s inception date) through December 31, 2008

Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	10/28/08	12/31/08	Period(1)	12/31/08	Period(1)
Riverfront Long-Term
Growth Fund
Institutional Class	0.90%	$1,000.00	$1,058.10	$1.62	$1,007.17	$1.58
Investor Class	1.15%	$1,000.00	$1,056.80	$2.07	$1,006.73	$2.02

(1)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 64 days and divided by 366 to reflect the period since the Fund’s inception on October 28, 2008.

Riverfront Long-Term Growth Fund

Statement of Assets and Liabilities December 31, 2008

ASSETS:
Investments, at value	$7,968,885
(cost $7,833,678)
Dividends receivable	5,941
Interest receivable	736
Receivable for fund shares sold	203,231
Receivable from Advisor	29,332
Other assets	2,016
Total assets	8,210,141
LIABILITIES:
Payable to custodian	953
Payable for securities purchased	313,692
Accrued expenses and other liabilities	30,791
Total liabilities	345,436
NET ASSETS	$7,864,705
NET ASSETS CONSIST OF:
Capital stock	$7,821,694
Accumulated undistributed net investment income	2,682
Accumulated net realized loss on investments sold	(94,878)
Net unrealized appreciation on investments	135,207
NET ASSETS	$7,864,705
INSTITUTIONAL CLASS SHARES
Net assets	$7,438,725
Shares outstanding
($0.01 par value, unlimited shares authorized)	709,014
Net asset value, offering and redemption price per share	$10.49
INVESTOR CLASS SHARES
Net assets	$425,980
Shares outstanding
($0.01 par value, unlimited shares authorized)	40,622
Net asset value, offering and redemption price per share	$10.49

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Statement of Operations October 28, 2008(1) through December 31, 2008

INVESTMENT INCOME:
Dividends	$71,545
Interest	1,466
Total investment income	73,011
EXPENSES:
Investment advisory fees	5,681
Administration fees	576
Shareholder servicing fees	4,164
Fund accounting fees	468
Professional fees	19,826
Federal and state registration	5,340
Directors fees	4,160
Custody fees	1,162
Reports to shareholders	1,266
Distribution fees - Investor Class Shares (Note 7)	86
Miscellaneous expenses	256
Total expenses	42,985
Expense reimbursement by Advisor (Note 5)	(35,032)
Total expenses	7,953
NET INVESTMENT INCOME	65,058

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(94,878)
Change in unrealized appreciation/depreciation on investments	135,207
Net realized and unrealized gain on investments	40,329

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,387

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Statement of Changes in Net Assets

October 28, 2008(1)
through
December 31, 2008
OPERATIONS:
Net investment income	$65,058
Net realized loss on investments	(94,878)
Change in unrealized appreciation/depreciation on investments	135,207
Net increase in net assets resulting from operations	105,387

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,978,984
Shares issued to holders in reinvestments of dividends	56,642
Cost of shares redeemed	(213,933)
Net increase in net assets resulting from capital share transactions	7,821,693

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(59,302)

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
From net investment income	(3,073)

TOTAL INCREASE IN NET ASSETS	7,864,705

NET ASSETS:
Beginning of period	—
End of period (including undistributed net investment income of $2,682)	$7,864,705

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Financial Highlights

	Institutional Class		Investor Class
	October 28, 2008(1)		October 28, 2008(1)
	through		through
	December 31, 2008		December 31, 2008
Per Share Data:
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income(2)	0.12		0.12
Net realized and unrealized gains on investments	0.46		0.46
Total from investment operations	0.58		0.58
Less distributions:
Distributions from net investment income	(0.09)		(0.09)
Net asset value, end of period	$10.49		$10.49
Total return	5.81	%(3)	5.68	%(3)
Supplemental data and ratios:
Net assets, end of period	$7,438,725		$425,980
Ratio of expenses to average net assets	0.90	%(4)	1.15	%(4)
Ratio of expenses to average net assets (before waivers)	4.97	%(4)	5.22	%(4)
Ratio of net investment income to average net assets	7.55	%(4)	7.30	%(4)
Ratio of net investment income to average net assets (before waivers)	3.48	%(4)	3.23	%(4)
Portfolio turnover rate(5)	13.3	%(3)	13.3	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Riverfront Long-Term Growth Fund

Notes to the Financial Statements December 31, 2008

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the Riverfront Long-Term Growth Fund (“Fund”), one of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Fund is a “diversified” series of the Corporation.  The investment advisor to the Fund is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The sub-advisor to the Fund is Riverfront Investment Group, LLC (“Riverfront”).

The Fund commenced operations with the sale of both Institutional and Investor Class Shares on October 28, 2008. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Fund seeks long-term capital appreciation through investments primarily in equity securities of domestic and foreign companies across varying market capitalization ranges, styles and economic sectors.

On December 31, 2008, the Advisor held 61.2% of the Fund through the Advisor’s participant-directed retirement and deferred compensation plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, requires the Fund, in computing NAV, to value its portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.

In general, the “fair value” of a security means the amount that the Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157 (“SFAS 157), “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Consistent with Section 2(a)(41) of the 1940 Act and SFAS 157, the Fund prices its securities as follows:  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date,

Riverfront Long-Term Growth Fund

Notes to the Financial Statements December 31, 2008

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in current markets, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security.

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS 157, “Fair Value Measurements.” SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS 157 had no material impact on the Fund’s financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161, but does not believe it will have any impact on the Fund’s financial statement disclosures because the Fund generally does not maintain any positions in derivative instruments or engage in hedging activities.

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events

Riverfront Long-Term Growth Fund

Notes to the Financial Statements December 31, 2008

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All the foreign securities owned by the Fund as of December 31, 2008 are traded on the New York Stock Exchange or NASDAQ.

c)
Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has determined that FIN 48 has not resulted in any liability to the Fund.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e)
Allocation of Income and Expenses – The Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to the Fund are allocated among the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund would expect the risk of loss to be remote.

Riverfront Long-Term Growth Fund

Notes to the Financial Statements December 31, 2008

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of the Fund for the period from October 28, 2008 through December 31, 2008 (commencement of operations):

	October 28, 2008(1)			October 28, 2008(1)
	through			through
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	727,917	$7,567,640	Shares sold	40,368	$411,344
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
distributions	5,326	54,064	distributions	254	2,578
Shares redeemed	(24,229)	(213,933)	Shares redeemed	—	—
Net increase	709,014	$7,407,771	Net increase	40,622	$413,922
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	709,014		End of period	40,622

(1)	Commencement of operations.

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period from October 28, 2008 through December 31, 2008 (commencement of operations), the Fund’s purchases and sales of investment securities (excluding short-term investments) were $7,228,943 and $612,103, respectively.

Riverfront Long-Term Growth Fund

Notes to the Financial Statements December 31, 2008

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2008, the Fund’s accumulated earnings/losses on a tax basis were as follows:

Riverfront
Long-Term
Growth Fund
Cost of Investments	$7,847,116
Gross unrealized appreciation	$291,488
Gross unrealized depreciation	(169,719)
Net unrealized appreciation	$121,769
Undistributed ordinary income	$2,683
Undistributed long-term capital gain	—
Total distributable earnings	$2,683
Other accumulated losses	$(81,440)
Total accumulated earnings	$43,012

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the period October 28, 2008 through December 31, 2008, the Fund elected to defer capital losses occurring between November 1, 2008 and December 31, 2008 in the amount of $81,440.

At December 31, 2008, the Fund had not accumulated net realized capital loss carryovers.  To the extent the Fund realizes future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.

During the period October 28, 2008 through December 31, 2008, the Fund paid ordinary income dividends of $62,375. The Fund did not distribute net realized capital gains.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Fund as applied to the Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Fund.  The Fund has also entered into a Sub-Advisory Agreement with Baird and Riverfront under which Riverfront in its capacity as investment sub-advisor is responsible for the management of the Fund’s assets subject to the Advisor’s oversight.  Pursuant to the Sub-Advisory Agreement, the Advisor (not the Fund) is responsible for paying Riverfront a sub-advisory fee at an annual rate of 0.45% of the Fund’s average daily net assets.

Riverfront Long-Term Growth Fund

Notes to the Financial Statements December 31, 2008

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

For the period from October 28, 2008 through December 31, 2008 (commencement of operations), and years ending 2009, 2010 and 2011, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage commissions, taxes, and extraordinary expenses, but including the fees and expenses incurred by the Fund in connection with its investments in ETFs and other investment companies) to the extent necessary to ensure that the Fund’s annual operating expenses do not exceed 0.90% of the average daily net assets of the Fund’s Institutional Class Shares and 1.15% of the average daily net assets of the Fund’s Investor Class Shares.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed. Reimbursed expenses totaled $35,032 for the period from October 28, 2008 through December 31, 2008 (commencement of operations) and are eligible for recoupment by the Advisor until 2011.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Fund pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund for the period from October 28, 2008 through December 31, 2008 (commencement of operations).

6.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Fund a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for the Fund are limited to one-third of the total assets (including the amount borrowed), or as otherwise indicated within the Fund’s agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1%.  For the period October 28, 2008 through December 31, 2008 the Fund did not borrow from the LOC.

7.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Fund has adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Fund to compensate the Distributor for the cost incurred in distributing the Fund’s Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Fund’s Investor Class Shares.  The Fund incurred $86 in fees pursuant to the Plan during the period October 28, 2008 through December 31, 2008.

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
Baird Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the Riverfront Long-Term Growth Fund (one of the portfolios constituting the Baird Funds, Inc.) (the “Fund”), including the schedule of investments, as of December 31, 2008, and the related statement of operations, statement of changes in net assets and the financial highlights for period from October 28, 2008 (initial date of inception) through December 31, 2008.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Riverfront Long-Term Growth Fund of Baird Funds, Inc. as of December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the period from October 28, 2008 through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
February 26, 2009

Riverfront Long-Term Growth Fund

Directors & Officers as of December 31, 2008

				Number of
				Portfolios	Other
	Positions	Term of Office	Principal	in Complex	Directorships
	Held with	and Length of	Occupation(s)	Overseen	Held
Name, Address and Age	the Funds	Time Served	During Past 5 Years	by Director	by Director

G. Frederick Kasten, Jr.	Independent	Indefinite;	Retired; Chairman, the Advisor (January 2000-December	8	Director of Regal-Beloit
777 East Wisconsin Avenue	Director and	Since September	2005); Chairman and CEO, the Advisor (January 1998-		Corporation, a
Milwaukee, WI 53202	Chairman	2000	January 2000); President, Chairman and CEO, the		manufacturing
Age: 69			Advisor (June 1983-January 1998); President, the Advisor		company
			(January 1979-January 1983)

John W. Feldt	Independent	Indefinite;	Retired; Senior Vice President-Finance, University of	8	Director of Thompson
c/o University of	Director	Since September	Wisconsin Foundation (1985-2006); Vice President-		Plumb Funds, Inc., a
Wisconsin Foundation		2000	Finance, University of Wisconsin Foundation (1980-		mutual fund complex
1848 University Avenue			1985); Associate Director, University of Wisconsin		(3 portfolios); Director
Madison, WI 53705			Foundation (1967-1980)		of Nakoma Mutual
Age: 66					Funds, a mutual fund
					complex (1 portfolio)

Frederick P. Stratton, Jr.	Independent	Indefinite;	Retired; Chairman Emeritus, Briggs & Stratton	8	Director of Weyco
10134 N. Port Washington	Director	Since May	Corporation, a manufacturing company, since 2003;		Group, Inc., a men’s
Road, #2B		2004	Chairman of the Board, Briggs & Stratton Corporation		footwear distributor;
Mequon, WI 53092			(2001-2002); Chairman and CEO, Briggs & Stratton		Wisconsin Energy
Age: 69			Corporation (1986-2001)		Corporation and its
					subsidiaries Wisconsin
					Electric Power
					Company and
					Wisconsin Gas LLC

Marlyn J. Spear	Independent	Indefinite;	Chief Investment Officer, Building Trades United	8	Management Trustee of
P.O. Box 530	Director	Since January	Pension Trust Fund since July 1989; Investment Officer,		AFL-CIO Housing
500 Elm Grove Road		2008	Northwestern Mutual Financial Network (1988-1989);		Investment Trust
Elm Grove, WI 53122			Assistant Vice-President, Firstar Trust Company
Age: 55			(1978-1987); Financial Analyst, Harco Holdings, Inc.
			(1976-1978)

Cory L. Nettles*	Interested	Indefinite;	Managing Director, Generation Growth Capital, Inc.	8	Director of Weyco
Generation Growth Capital, Inc.	Director	Since January	(since March 2007); Of Counsel, Quarles & Brady LLP		Group, Inc., a men’s
411 East Wisconsin Avenue,		2008	(since January 2005); Secretary, Wisconsin Department		footwear distributor;
Suite 1710,			of Commerce (January 2003 – January 2005); Associate,		Director of The Private
Milwaukee, WI 53202			Quarles & Brady LLP (July 1996 – December 2002)		Bank, a financial
Age: 38					institution

*
Mr. Nettles is an “interested person” of the Corporation (as defined in the 1940 Act) because of his employment with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate and miscellaneous securities related matters that did not relate to the Corporation or the Fund.

Additional information about the Fund’s directors is available in the Statement of Additional Information which may be obtained without charge, upon request, by calling 1-866-44BAIRD, or at www.bairdfunds.com.

Riverfront Long-Term Growth Fund

Directors & Officers as of December 31, 2008

	Position(s)	Term of Office	Principal
	Held with	and Length of	Occupation(s)
Name, Address, and Age	the Funds	Time Served	During Past 5 Years

Mary Ellen Stanek	President	Re-elected by	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of
777 East Wisconsin Avenue		Board annually;	the Advisor, since March 2000; President and CEO, Firstar Investment Research & Management
Milwaukee, WI 53202		Since	Company, LLC (“FIRMCO”) (November 1998-February 2000); President, Firstar Funds, Inc.
Age: 52		September 2000	(December 1998-February 2000); President and Chief Operating Officer, FIRMCO
(March 1994-November 1998)

J. Bary Morgan	Senior	Re-elected by	Chief Investment Officer, Baird Investment Management, a department of the Advisor, since
777 East Wisconsin Avenue	Vice President	Board annually;	January 2004; Managing Director, the Advisor since January 2001; Director, Baird Investment
Milwaukee, WI 53202		Since	Management (January 2001-January 2004); Senior Vice President, the Advisor (January 2000-
Age: 43		February 2003	January 2001); First Vice President, the Advisor (January 1996-January 2000)

Todd S. Nichol	Vice President	Re-elected by	Chief Compliance Officer, the Advisor since October 2004; Assistant Compliance Director, the
777 East Wisconsin Avenue	and Chief	Board annually;	Advisor since August 2002; Senior Vice President, the Advisor since January 2005; First Vice
Milwaukee, WI 53202	Compliance	Since	President, the Advisor (January 2004-January 2005); Vice President, the Advisor (August 2002-
Age: 46	Officer	August 2004	January 2004); Vice President – Risk Management, BNY Clearing Services, LLC, a division of
The Bank of New York (August 1995-August 2002)

Russell P. Schwei	Vice President	Re-elected by	Operations Director, the Advisor since July 1992; Managing Director, the Advisor since January
777 East Wisconsin Avenue		Board annually;	1997; Chief Financial Officer and Managing Director, the Advisor (February 1999-December
Milwaukee, WI 53202		Since	1999)
Age: 49		September 2000

Leonard M. Rush	Treasurer	Re-elected by	Chief Financial Officer, the Advisor since January 2000
777 East Wisconsin Avenue		Board annually;
Milwaukee, WI 53202		Since
Age: 62		September 2000

Charles M. Weber	Secretary	Re-elected by	Senior Vice President and Associate General Counsel, the Advisor since July 2005; Partner,
777 East Wisconsin Avenue		Board annually;	Quarles & Brady LLP, a law firm (October 1998-June 2005)
Milwaukee, WI 53202		Since
Age: 45		September 2005

Laura E. Piotrowski	Assistant	Re-elected by	Managing Director, the Advisor since January 2008; Senior Vice President, the Advisor (January
777 East Wisconsin Avenue	Treasurer	Board annually;	2003-December 2007); Controller, the Advisor since January 2003; First Vice President, the
Milwaukee, WI 53202		Since	Advisor (January 2001-January 2003); Vice President, the Advisor (January 1999-January 2001)
Age: 38		August 2007

Robert A. Johnson	AML	Re-elected by	Compliance Officer, the Advisor since 1998, and AML Compliance Officer, the Advisor since
777 East Wisconsin Avenue	Compliance	Board annually;	January 2004
Milwaukee, WI 53202	Officer	Since
Age 45		August 2004

Bret T. Reese	Assistant	Re-elected by	Vice President and Associate General Counsel, the Advisor since June 2005; Senior Financial
777 East Wisconsin Avenue	Secretary	Board annually;	Analyst, the Advisor (August 2004-June 2005); Financial Analyst, Stark & Roth, Inc., a hedge
Milwaukee, WI 53202		Since	fund (June 2001-August 2002)
Age: 39		August 2006

Riverfront Long-Term Growth Fund

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR THE RIVERFRONT LONG-TERM GROWTH FUND

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”) met on August 12, 2008 to consider the approval of a new advisory and subadvisory agreement with the Advisor for management of a new portfolio of the Corporation, the Riverfront Long-Term Growth Fund (the “Riverfront Fund”).  Riverfront Investment Group, LLC (“Riverfront”), the proposed subadviser to the Riverfront Fund, had been introduced to the Board at its May 5, 2008 quarterly meeting, at which Riverfront’s Chief Investment Officer made a presentation regarding the firm, the prior experience of the firm’s principals and Riverfront’s investment philosophy.  At the May 5 meeting, the Advisor also discussed its strategy in partnering with Riverfront, and noted that Baird is a minority owner of the firm.

At the August 12, 2008 meeting, the Board reviewed and discussed various information that had been provided prior to the meeting, including the proposed investment advisory and subadvisory agreements, a memorandum provided by outside legal counsel discussing the Board’s fiduciary obligations and factors the Board should assess in considering the approval of the investment advisory and subadvisory agreements, information from the Advisor in response to a request from the Board, including the directors who are not “interested persons” of the Corporation or the Advisor (the “Independent Directors”) within the meaning of the Investment Company Act of 1940 (the “1940 Act”) (including the Advisor’s Form ADV, Annual Report and statement of financial condition), proposed management fees and expense ratios, and other pertinent information.  The Board also discussed relevant case law.  The Independent Directors met separately in executive session with outside legal counsel to consider the investment advisory and subadvisory agreements.  The Board also met with Riverfront, as described below. Based on its evaluation of this information, the Board, including a majority of the Independent Directors, approved the investment advisory and subadvisory agreements.

The Board of Directors also reviewed the proposed subadvisory agreement between the Advisor and Riverfront on behalf of the Riverfront Fund on August 12, 2008.  At that time, the Board was provided materials relevant to its consideration of the subadvisory agreement, such as Riverfront’s Form ADV and Code of Ethics, information regarding Riverfront’s compliance program and its performance track record.  Representatives of Riverfront, including its Chief Investment Officer and Chief Operating Officer, made a presentation regarding the Fund’s proposed investment strategy as a long-term growth asset-allocation portfolio, Riverfront’s personnel and the firm’s business development strategy.  They also responded to questions from the Board.

In approving each of the investment advisory and subadvisory agreements, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.

Nature, Extent and Quality of Services to be Provided to the Fund

The Board analyzed the nature, extent and quality of the services to be provided by the Advisor to the Riverfront Fund.  The Board discussed the fact that the Advisor had selected Riverfront to make the day-to day investment decisions for the Fund and that the Fund’s proposed investment strategy as a long-term growth asset allocation fund would complement the other

Riverfront Long-Term Growth Fund

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR THE RIVERFRONT LONG-TERM GROWTH FUND (cont.)

Baird Fund offerings.  The Board discussed the Advisor’s responsibilities for overseeing Riverfront as subadviser to the Fund and for monitoring the Fund’s compliance with applicable requirements under the securities laws.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, was proposed to serve as distributor and principal underwriter of shares of the Fund and would assist Riverfront in marketing the Fund.  The Board also considered other services the Advisor would provide the Fund, such as providing compliance support and overseeing the Fund’s other service providers.  The Board concluded that the nature, extent and quality of the services to be provided by the Advisor to the Riverfront Fund were appropriate and that the Fund was likely to benefit from services provided under the investment advisory agreement.

The Board also considered Riverfront’s background as the former investment strategy team at another firm, and its core service of providing turn-key asset allocation products to financial advisors and their clients.  The Board referred to the presentation from Riverfront’s management regarding the firm’s investment philosophy, process, investment management team and marketing plan.  The Board concluded that the nature, extent and quality of the services to be provided by Riverfront to the Fund were appropriate and that the Fund was likely to benefit from services provided under the subadvisory agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Board did not consider any performance information with respect to the Fund.  However, the Board reviewed performance information for Riverfront’s long-term growth composite for the 1-year, 3-year and since inception (9/3/03) periods ending March 31, 2008, noting that performance history prior to March 31, 2008 was achieved at a predecessor firm.  The Board concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from Riverfront’s management.

Costs of Services Provided and Profitability

The Board examined the proposed fee and expense information for the Riverfront Fund, including a comparison of such information to other similarly situated mutual funds as determined by Lipper.  The Board noted that the Fund’s advisory fee was slightly above the industry average and equal to the Lipper category median and that the Fund’s total expense ratio (for both its Investor Class and Institutional Class shares), after giving effect to the proposed expense cap agreement, was lower than the average and median expense ratio for all mutual funds in the Fund’s Lipper category.  The Board reviewed and considered the general financial condition of the Advisor and determined it to be sound.  The Board did not consider any information regarding the costs of services to be provided or the profits the Advisor might realize because the Fund had not yet commenced operations.

Riverfront Long-Term Growth Fund

DISCLOSURE REGARDING THE BOARD OF DIRECTORS’ APPROVAL OF THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR THE RIVERFRONT LONG-TERM GROWTH FUND (cont.)

In light of all of the information that it received and considered, the Board concluded that the proposed management fee and total expense ratio of the Riverfront Fund were reasonable.

The Board determined that the proposed subadvisory fee paid to Riverfront was appropriate in light of the Fund’s investment style and proposed expense structure.  In evaluating the subadvisory fee, the Board noted that the fee is paid by the Advisor and therefore the overall advisory fee to be paid by the Fund is not directly affected by the subadvisory fee.  The Board did not consider any information regarding the costs of services to be provided or the profits Riverfront might realize because the Fund had not yet commenced operations.

Economies of Scale and Fee Levels Reflecting Those Economies

Because the Fund had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets.

Benefits to be Derived from the Relationship with the Fund

The Board considered other potential benefits to the Advisor from serving as advisor to the Fund (in addition to the advisory fee).  The Board noted that, as a minority owner of Riverfront, the Advisor would benefit from Riverfront’s financial performance.  The Board concluded that other benefits that may be realized by the Advisor from its relationship with the Fund were appropriate.

The Board considered other potential benefits to Riverfront from serving as subadvisor to the Fund (in addition to the subadvisory fee).  The Board noted that Riverfront would benefit from Baird’s distribution activities on behalf of the Fund.  Riverfront provided information regarding its policies for the use of soft dollar commissions.  The Board concluded that other benefits that may be realized by Riverfront from its relationship with the Fund were appropriate.

Based on its evaluation of the above factors, as well as other factors relevant to their consideration of the investment advisory agreement and subadvisory agreement, the Directors, including all of the Independent Directors, concluded that the approval of each of the investment advisory agreement and subadvisory agreement was in the best interest of the Riverfront Fund.

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available in August 2009 without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Qualified Dividend Income/Dividends Received Deduction

For the period October 28, 2008 through December 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 94.48%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period October 28, 2008 through December 31, 2008 was 94.60%.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
Riverfront Long-Term Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Sub-Advisor
Riverfront Investment Group, LLC
9011 Arboretum Parkway
Suite 110
Richmond, VA 23236

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the President, Treasurer and Assistant Treasurer of the Registrant.  The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that John W. Feldt, Frederick P. Stratton,  Jr., and Marlyn J. Spear, members of the audit committee, each qualify as an “audit committee financial expert” as such term is defined in paragraph (b) of Item 3 of Form N-CSR.  Mr. Feldt, Mr. Stratton, and Ms. Spear are each “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Fees Billed by Grant Thornton LLP.  The aggregate fees billed for professional services by Grant Thornton LLP (“GT”) during the last two fiscal years were as follows:

	FYE 12/31/2008	FYE 12/31/2007
Audit Fees	$103,194	$109,200
Audit-Related Fees	-	-
Tax Fees	$26,730	$26,400
All Other Fees	-	-

In the above table, “audit fees” are fees billed for professional services for the audit of the Registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.  “Tax fees” are fees billed for professional services rendered for tax compliance, tax advice and tax planning, and specifically relate to GT’s review of the Registrant’s federal and state tax returns.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services rendered to the Registrant, as well as all non-audit services provided to the Registrant’s investment adviser and any entity affiliated with the Registrant’s investment adviser with respect to any engagement that relates directly to the operations and financial reporting of the Registrant.  In accordance with its policies and procedures, the audit committee pre-approved all audit and tax services provided by GT during fiscal 2008.  During the past two fiscal years, the Registrant did not receive any non-audit services from GT pursuant to any waivers of the pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  All of GT’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of GT.

During the last two fiscal years, GT has served as the auditor to Robert W. Baird & Co. Incorporated (“RWB”), the Registrant’s investment adviser, and has rendered non-audit services to RWB and its affiliates.  The non-audit services consisted of review of state and federal tax returns for investment partnerships, tax services for Asian expatriates, and advice provided to RWB’s foreign affiliates about foreign tax and repatriation matters  None of the RWB affiliates provides ongoing services to the Registrant.  GT charged the following amounts for such non-audit services to RWB and its affiliates:  $276,200 for 2008 and $280,108 for 2007.  The Audit Committee has concluded that the provision of these audit services to RWB and non-audit services to RWB-affiliates is compatible with GT’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:     /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:  March 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:  March 12, 2009

By:     /s/Leonard M. Rush
Leonard M. Rush, Treasurer

Date:  March 12, 2009